As filed with the Securities and Exchange Commission on April 28, 2006

                                                              File No. 333-12989
                                                                       811-07835
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                             [ ]

     Post-Effective Amendment No. 15                                         [X]
                                 ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 15                                                        [X]
                  ----
                        (Check appropriate box or boxes.)

                               ------------------

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

                           (Exact Name of Registrant)

                               ------------------

                        PHOENIX LIFE AND ANNUITY COMPANY

                               (Name of Depositor)

                               ------------------

               One American Row, Hartford, Connecticut 06103-2899
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                               ------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06103-2899
                     (Name and Address of Agent for Service)

                               ------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485
       -----------
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               ------------------

================================================================================

                                     PART A

                    VERSION A IS NOT AFFECTED BY THIS FILING

                                                                     [VERSION B]

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY

PROSPECTUS                                                           MAY 1, 2006


Corporate Edge is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
o   AIM V.I. Capital Appreciation Fund
o   AIM V.I. Core Equity Fund *
o   AIM V.I. Mid Cap Core Equity Fund *

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
o   Leveraged AllCap Portfolio *

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
o   DWS Equity 500 Index VIP (f/k/a Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES
--------------------------
o   Federated Fund for U.S. Government Securities II
o   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
o   VIP Contrafund(R) Portfolio
o   VIP Growth Opportunities Portfolio
o   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
o   Franklin Income Securities Fund
o   Mutual Shares Securities Fund
o   Templeton Developing Markets Securities Fund
o   Templeton Foreign Securities Fund
o   Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
o   Lazard Retirement Small Cap Portfolio *

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
o   Bond-Debenture Portfolio
o   Growth and Income Portfolio
o   Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
o   Neuberger Berman AMT Fasciano Portfolio
o   Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
o   Oppenheimer Capital Appreciation Fund/VA
o   Oppenheimer Global Securities Fund/VA
o   Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
o   Phoenix Capital Growth Series (f/k/a Phoenix-Engemann Capital Growth Series)
o   Phoenix Mid-Cap Growth Series (f/k/a Phoenix-Seneca Mid-Cap Growth Series)
o   Phoenix Strategic Theme Series (f/k/a Phoenix-Seneca Strategic Theme Series)
o   Phoenix-Aberdeen International Series
o   Phoenix-AIM Growth Series
o   Phoenix-Alger Small-Cap Growth Series
o   Phoenix-Alliance/Bernstein Enhanced Index Series
o   Phoenix-Duff & Phelps Real Estate Securities Series
o   Phoenix-Engemann Growth and Income Series
o   Phoenix-Engemann Small-Cap Growth Series
o   Phoenix-Engemann Strategic Allocation Series
o   Phoenix-Goodwin Money Market Series
o   Phoenix-Goodwin Multi-Sector Fixed Income Series
o   Phoenix-Goodwin Multi-Sector Short Term Bond Series
o   Phoenix-Kayne Rising Dividends Series
o   Phoenix-Kayne Small-Cap Quality Value Series
o   Phoenix-Lazard International Equity Select Series
o   Phoenix-Northern Dow 30 Series
o   Phoenix-Northern Nasdaq-100 Index(R) Series
o   Phoenix-Sanford Bernstein Mid-Cap Value Series
o   Phoenix-Sanford Bernstein Small-Cap Value Series
o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
o   Phoenix-Van Kampen Comstock Series (f/k/a Phoenix-Engemann Value
    Equity Series)

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
o   PIMCO VIT CommodityRealReturn Strategy Portfolio
o   PIMCO VIT Real Return Portfolio
o   PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
o   Rydex Variable Trust Juno Fund *
o   Rydex Variable Trust Nova Fund *
o   Rydex Variable Trust Sector Rotation Fund *

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
o   Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
o   Wanger International Select
o   Wanger International Small Cap
o   Wanger Select
o   Wanger U.S. Smaller Companies

Closed to new investment on May 1, 2006. See Appendix A for more information

The U.S. Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference. Replacing any existing policy or contract with this policy may not be to your advantage. You should carefully compare this policy with your existing one and you should also determine if the replacement will result in any income taxes. The policy is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Policy investments are subject to risk, including the possible loss of principal invested. If you have any questions, please contact us at:


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:

[LOGO OF LETTER]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                   P.O. Box 8027
                   Boston, MA 02266-8027

                   OR

[LOGO OF PHONE]    VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                   (800) 417-4769

SUBMIT ADDITIONAL PREMIUM PAYMENTS TO:

[LOGO OF LETTER]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                   P.O. Box 8027
                   Boston, MA 02266-8027

                                TABLE OF CONTENTS


HEADING                                                                         PAGE
------------------------------------------------------------------------------------
BENEFIT/RISK SUMMARY .........................................................     3
   Policy Benefits ...........................................................     3
   Policy Risks ..............................................................     3

FEE TABLES ...................................................................     5
   Transaction Fees...........................................................     5
   Periodic Charges Other than Fund Operating Expenses........................     6
   Minimum and Maximum Fund Operating Expenses................................     7
   Annual Fund Expenses.......................................................     8

PHOENIX LIFE AND ANNUITY COMPANY .............................................    11

THE SEPARATE ACCOUNT .........................................................    11
   Valuation Date.............................................................    11
   Performance History .......................................................    11

VOTING RIGHTS ................................................................    11

THE GUARANTEED INTEREST ACCOUNT ..............................................    12

CHARGES AND DEDUCTIONS .......................................................    12
   General ...................................................................    12
   Charges Deducted from Premium Payments ....................................    12
   Periodic Charges ..........................................................    12
   Conditional Charges .......................................................    13
   Other Charges .............................................................    14

THE POLICY ...................................................................    14
   Contract Rights: Owner, Insured, Beneficiary ..............................    14
   Contract Limitations ......................................................    14
   Purchasing a Policy .......................................................    14

GENERAL ......................................................................    15
   Postponement of Payments ..................................................    15
   Optional Insurance Benefits (Riders).......................................    15
   Surrenders ................................................................    16
   Death Benefit .............................................................    16

PAYMENT OF PROCEEDS ..........................................................    17
   Surrender and Death Benefit Proceeds ......................................    17
   Payment Amount ............................................................    17
   Payment Options ...........................................................    17
   Transfer of Policy Value ..................................................    18
   Disruptive Trading and Market Timing ......................................    18
   Policy Loans ..............................................................    20
   Lapse .....................................................................    21

FEDERAL INCOME TAX CONSIDERATIONS ............................................    21
   Introduction ..............................................................    21
   Income Tax Status .........................................................    21
   Policy Benefits ...........................................................    21
   Business-Owned Policies ...................................................    22
   Modified Endowment Contracts ..............................................    22
   Limitations on Unreasonable Mortality and Expense Charges .................    23
   Qualified Plans ...........................................................    23
   Diversification Standards .................................................    23
   Change of Ownership or Insured or Assignment ..............................    24
   Other Taxes ...............................................................    24
   Withholding ...............................................................    24

LEGAL MATTERS ................................................................    24

FINANCIAL STATEMENTS .........................................................    25

DISTRIBUTION .................................................................    25

APPENDIX A - INVESTMENT OPTIONS ..............................................   A-1

BENEFIT/RISK SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy. This prospectus is a disclosure document which summarizes your rights under the Insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. Your rights and obligations under the policy will be determined by the language of the policy itself. The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state. You should read your insurance policy carefully.


POLICY BENEFITS

DEATH BENEFITS
Corporate Edge is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

o Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

o Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value,
   (b) is the minimum death benefit in effect on the date of death.

o Death Benefit Option 3 will be the greater of (a), (b), or (c), where: (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS
o Generally, you may take loans against 90% of your policy's value less any outstanding debt.


o You may partially surrender any part of the policy at any time. We reserve the right to deduct a partial surrender fee.

o  You may fully surrender this policy at any time for its cash surrender value.


FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

o  Full Underwriting; or
o  Simplified Issue Underwriting; or
o  Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

o  Flexible Term Insurance
o  Cash Surrender Value Enhancement Benefit
o  Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Cash Surrender Value Enhancement Benefit Rider.


YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.


POLICY RISKS

SUITABILITY RISK

Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.


INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
--------------------------------------------------------------------------------

                                TRANSACTION FEES

-----------------------------------------------------------------------------------------------------------------------------------
       CHARGE                            WHEN DEDUCTED                                     AMOUNT WE DEDUCT
-----------------------------------------------------------------------------------------------------------------------------------
SALES CHARGE                      Upon premium payment.             The maximum we will ever charge is 9.00% of each premium
                                                                    payment.(1)
-----------------------------------------------------------------------------------------------------------------------------------
STATE PREMIUM TAX CHARGE          Upon premium payment.             We charge a maximum of 3.50% of each premium payment, depending on the applicable rate for your state.(2)
-----------------------------------------------------------------------------------------------------------------------------------
DEFERRED ACQUISITION TAX          Upon premium payment.             1.50% of each premium payment.
CHARGE
-----------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                  Not applicable.                   We do not charge you if you surrender your policy for its cash value.
-----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE          Upon partial surrender or a       We currently do not charge for partial surrenders, but we
                                  reduction in the policy face      reserve the right to deduct up to 2.00% of the partial
                                  amount.                           surrender amount up to a maximum of $25.
-----------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                   Upon transfer.                    We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                    transfer after the first two transfers in any given policy year.
-----------------------------------------------------------------------------------------------------------------------------------


(1) In policy years one through seven, we currently deduct 7.0% from each premium payment up to the Target Premium and 0.00% of premiums paid in excess of the Target Premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 3% of premiums paid. The Target Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.

(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


-----------------------------------------------------------------------------------------------------------------------------------
           CHARGE                      WHEN DEDUCTED                                         AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)              On policy date and monthly        This charge is based on the "net amount at risk." The "net
                                  on policy processing day.         amount at risk" is the current death benefit minus the policy value.
-----------------------------------------------------------------------------------------------------------------------------------
   Maximum                                                          $83.33 per $1,000 of net amount at risk per month.
-----------------------------------------------------------------------------------------------------------------------------------
   Example for a male                                               $0.0463 per $1,000 of net amount at risk per month.
   age 47 in the preferred
   underwriting class for
   a fully underwritten
   policy.
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE             On policy date and monthly        We charge up to a maximum of $10 per month(2).
                                  on policy processing day.
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE             On policy date and monthly        The maximum we charge is 0.08% (0.90% on an annual basis) of
RISK CHARGE(3)                    on policy processing day.         the policy value in the subaccounts of the Separate Account on the monthly processing day.
-----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST CHARGED(4)          Interest accrues daily and        The maximum net cost to the policy is 2.75% of the loan
                                  is due on each policy             balance.
                                  anniversary.

                                  If not paid on that date, we
                                  will treat the accrued
                                  interest as another loan
                                  against the policy.
-----------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES                 When we become liable             We currently do not charge for taxes, however we reserve the
                                  for taxes.                        right to impose a charge should we become liable for taxes in the future. Possible taxes would include state or federal
                                                                    income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-----------------------------------------------------------------------------------------------------------------------------------

                           OPTIONAL INSURANCE FEATURES

----------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE TERM RIDER(1)            On Rider Policy Date, and         This charge is based on the net amount at risk attributable to
                                  monthly on each Monthly           the rider face amount.
                                  Calculation Day.
----------------------------------------------------------------------------------------------------------------------------------
   Maximum                                                          $83.33 per $1,000 of net amount at risk per month.
----------------------------------------------------------------------------------------------------------------------------------
   Example for a male age                                           $0.0497 per $1,000 of net amount at risk per month.
   48 in the preferred
   underwriting class
   for a fully underwritten
   policy.
----------------------------------------------------------------------------------------------------------------------------------
CASH SURRENDER VALUE              We do not charge for this         We describe this Rider later under "Optional Insurance
ENHANCEMENT BENEFIT               Rider.                            Benefits."
RIDER
                                  Additional restrictions
                                  apply.
----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE OF INSURED               We do not charge for this         We describe this Rider later under "Optional Insurance
RIDER                             Rider.                            Benefits."
----------------------------------------------------------------------------------------------------------------------------------


(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

(2) We currently charge $5.00 per month for all policies.

(3) We currently deduct a charge of 0.04% of policy value allocated to the subaccounts each month during the first ten policy years (equal to 0.50% annually), and 0.02% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.

(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES, AS A PERCENTAGE OF DAILY NET ASSETS, FOR THE YEAR ENDED DECEMBER 31, 2005, CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                                 Minimum               Maximum
Total Annual Fund Operating Expenses(1) (expenses that are         0.34%        -        5.11%
deducted from a fund's assets, including management fees,
distribution and/or 12b-1 fees, and other expenses)

(1) See the following table for the total and net fund operating expenses for each available investment portfolio.

The next table shows each fund's investment management fee, Rule 12b-1 (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund, which you may obtain by calling 800/541-0171.

The company and its affiliates may have arrangements with the funds' investment advisor, subadvisor, distributor, and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the policies The company may profit from these fees.

In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the policy, or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund, and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05)

---------------------------------------------------------------------------------------
                                                                      Rule
                                                        Investment  12b-1 or    Other
                                                        Management  Service   Operating
                  Series                                   Fee        Fees     Expenses
---------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
---------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         0.61        -         0.29
---------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                                0.60        -         0.27
---------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *                        0.72        -         0.31
---------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
---------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *                0.85        -         0.06
---------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                   0.19        -         0.15
---------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II           0.60        -         0.38
---------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares        0.60        -         0.40
---------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
---------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       0.57       0.10       0.09
---------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                0.57       0.10       0.13
---------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              0.57       0.10       0.10
---------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST - CLASS 2
---------------------------------------------------------------------------------------
Franklin Income Securities Fund                            0.46       0.25       0.02
---------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              0.60       0.25       0.18
---------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               1.24       0.25       0.29
---------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          0.65       0.25       0.17
---------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           0.75       0.25       0.07
---------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
---------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio *                    0.75       0.25       0.22
---------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
---------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                       0.50        -         0.44
---------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                    0.48        -         0.41
---------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                        0.74        -         0.38
---------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
---------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                    1.15       0.25       0.70
---------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    0.85       0.25       0.17
---------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   0.64       0.25       0.02
---------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      0.63       0.25       0.04
---------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                  0.74       0.25       0.05
---------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
---------------------------------------------------------------------------------------
Phoenix Capital Growth Series                              0.68        -         0.21
---------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              0.80        -         0.41
---------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                             0.75        -         0.40
---------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      0.75        -         0.31
---------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                  0.75        -         0.39
---------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      0.85        -         0.80
---------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           0.45        -         0.27
---------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        0.75        -         0.28
---------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                  0.70        -         0.29
---------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                   0.90        -         0.78
---------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               0.58        -         0.21
---------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        0.40        -         0.26
---------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           0.50        -         0.25
---------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                     0.50        -         0.48
---------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      0.70        -         0.82
---------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               0.90        -         1.09
---------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                        Contractual
                                                        Total Annual   Reimbursements  Total Net Annual
                  Series                                Fund Expenses    & Waivers       Fund Expenses
----------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          0.90              N/A            N/A(1, 2)
----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                                 0.87              N/A            N/A(1, 2, 3)
----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *                         1.03              N/A            N/A(1)
----------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *                 0.91              N/A            N/A
----------------------------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                    0.34           (0.06)           0.28(4)
----------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II            0.98              N/A            N/A(5, 17)
----------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares         1.00              N/A            N/A(5, 17)
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                        0.76              N/A            N/A(6)
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                 0.80              N/A            N/A(7)
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               0.77              N/A            N/A(6)
----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                             0.73              N/A            N/A(8)
----------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                               1.03              N/A            N/A(9)
----------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                1.78              N/A            N/A
----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           1.07           (0.05)           1.02(10)
----------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            1.07              N/A            N/A(8, 9)
----------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio *                     1.22              N/A            N/A
----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                        0.94           (0.04)            0.90(11,12)
----------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                     0.89              N/A            N/A(12)
----------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                         1.12              N/A            N/A(13)
----------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                     2.10           (0.69)           1.41(14)
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                     1.27           (0.02)           1.25(14)
----------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                    0.91              N/A            N/A
----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                       0.92              N/A            N/A
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                   1.04              N/A            N/A
----------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
----------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                               0.89              N/A            N/A
----------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               1.21              N/A            N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                              1.15              N/A            N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       1.06              N/A            N/A
----------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                   1.14              N/A            N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                       1.65              N/A            N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series            0.72              N/A            N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         1.03              N/A            N/A
----------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                   0.99              N/A            N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                    1.68              N/A            N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                0.79              N/A            N/A
----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                         0.66              N/A            N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            0.75              N/A            N/A
----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                      0.98              N/A            N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                       1.52              N/A            N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                1.99              N/A            N/A(17)
----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                      Rule
                                                        Investment  12b-1 or    Other
                                                        Management  Service   Operating
                  Series                                   Fee        Fees     Expenses
---------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          0.90          -       0.30
---------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             0.35          -       0.64
---------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                0.35          -       0.76
---------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth                                          0.40       0.25       0.29
---------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth        0.40       0.25       0.27
---------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate                                                   0.40       0.25       0.69
---------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate Growth                                            0.40       0.25       0.34
---------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             1.05          -       0.28
---------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series           1.05          -       0.35
---------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         0.70          -       0.29
---------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
---------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio           0.49       0.25       0.25
---------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                            0.25       0.25       0.25
---------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                           0.25       0.25       0.25
---------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund *                           0.90          -       4.21
---------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund *                           0.75          -       0.78
---------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *                0.90          -       0.80
---------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II
SHARES
---------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                 0.46       0.35       0.32
---------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
---------------------------------------------------------------------------------------
Wanger International Select                                0.99          -       0.33
---------------------------------------------------------------------------------------
Wanger International Small Cap                             0.95          -       0.18
---------------------------------------------------------------------------------------
Wanger Select                                              0.85          -       0.12
---------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              0.90          -       0.05
---------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                        Contractual
                                                        Total Annual   Reimbursements  Total Net Annual
                  Series                                Fund Expenses    & Waivers       Fund Expenses
----------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series           1.20              N/A           N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                              0.99              N/A           N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                 1.11              N/A           N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth                                           0.94           (0.24)           0.97(15)
----------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth         0.92           (0.22)           0.95(15)
----------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate                                                    1.34           (0.64)           0.90(15)
----------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate Growth                                             0.99           (0.29)           0.93(15)
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              1.33              N/A           N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series            1.40              N/A           N/A(17)
----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                          0.99              N/A           N/A(17)
----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio            0.99              N/A           N/A(16)
----------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                             0.75              N/A           N/A(16)
----------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                            0.75              N/A           N/A(16)
----------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund *                            5.11              N/A           N/A
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund *                            1.53              N/A           N/A
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *                 1.70              N/A           N/A
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II
SHARES
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                  1.13              N/A           N/A(17)
----------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------
Wanger International Select                                 1.32              N/A           N/A
----------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              1.13              N/A           N/A
----------------------------------------------------------------------------------------------------------
Wanger Select                                               0.97              N/A           N/A
----------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               0.95              N/A           N/A
----------------------------------------------------------------------------------------------------------

* Fund closed to new investment on May 1, 2006. See Appendix A for more information.

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.

(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(8) The Fund administration fee is paid indirectly through the management fee.

(9) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(11) Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.

(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.

(13) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.

(14) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.

(15) "Other Expenses" are estimated for the fiscal year end December 31, 2006. The series and the advisor have entered into an Expense Limitation Agreement whereby the "Other Expenses" for shares of the series will not exceed 0.05% for the period ending April 30, 2007. The figures shown above include estimated expenses of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses of the underlying funds are based upon the weighted average of the total annual operating expenses of such underlying funds.

(16)  "Other Expenses" reflect an administrative fee of 0.25%.

(17) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

===============================================================================================================================
                       FUND                                          REIMBURSEMENTS                  NET ANNUAL FUND EXPENSES
===============================================================================================================================
Federated Fund for U.S. Government Securities II                          (0.26)                              0.72(a)
-------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                        (0.25)                              0.75(a)
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             (0.06)                              1.15
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                            (0.05)                              1.10
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                 (0.14)                              1.00
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                     (0.65)                              1.00
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                          (0.07)                              0.65
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                 (0.04)                              0.95
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                  (0.43)                              1.25
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                       (0.01)                              0.65
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                       (0.28)                              0.70
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                     (0.67)                              0.85
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                              (0.94)                              1.05
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                         (0.15)                              1.05
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                            (0.39)                              0.60
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                               (0.51)                              0.60
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            (0.03)                              1.30
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                          (0.10)                              1.30
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock                                               (0.04)                              0.95
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                (0.30)                              0.83(b)
===============================================================================================================================

(a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.

(b) The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company ("PLAC") is a Connecticut stock life insurance company, and is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. Phoenix Life and Annuity Company was incorporated November 2, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899 and our statutory home office is at 31 Tech Valley Drive in East Greenbush, New York 12061.


Throughout this prospectus we will refer to Phoenix Life and Annuity Company in the first person (i.e. as "we", "us", "our", "Company").

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


We established the Separate Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Separate Account's management, investment practices or policies, or those of Phoenix Life and Annuity Company.

Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses, whether or not realized, from any other business or activity of PLAC. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PLAC may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PLAC.


The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.


We do not guarantee the investment performance of the Separate Account or of any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying mutual funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.


Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE

A valuation date is every day the New York Stock Exchange is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;
2.  the SEC has determined that a state of emergency exists;
    or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

===================================================
New Year's Day                   Independence Day
---------------------------------------------------
Martin Luther King, Jr. Day      Labor Day
---------------------------------------------------
Presidents Day                   Thanksgiving Day
---------------------------------------------------
Good Friday                      Christmas Day
---------------------------------------------------
Memorial Day
===================================================

PERFORMANCE HISTORY

We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)  the election of the fund's Trustees;
2)  the ratification of the independent accountants for the fund;
3)  approval or amendment of investment advisory agreements;
4)  a change in fundamental policies or restrictions of the series; and
5)  any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------


In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


o   First Year:    25% of the total value
o   Second Year:   33% of remaining value
o   Third Year:    50% of remaining value
o   Fourth Year:   100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE

We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.

TAX

Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state.

We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DEFERRED ACQUISITION COST TAX CHARGE


We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our federal income tax liability relating to our receipt of premium.


PERIODIC CHARGES

MONTHLY CHARGES

We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

o ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

    We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

o COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.


    We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, based on the Insured's last birthday.


    We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

    The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

o MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

    We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

    We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

o If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.50% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

    We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

o COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

    The Corporate Edge policy has two riders available at no additional charge:


    o  Cash Surrender Value Enhancement Benefit
    o  Exchange of Insured


    We charge for providing benefits under the following rider:

    o Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

o LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

    As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

--------------------------------------------------------------------------------
                                                         RATE WE CREDIT THE
                                                       LOANED PORTION OF THE
                     LOAN INTEREST RATE                  GUARANTEED INTEREST
                          CHARGED                              ACCOUNT
--------------------------------------------------------------------------------
POLICY          CURRENT           GUARANTEED         CURRENT          GUARANTEED
YEARS            RATES             MAXIMUM            RATES             MAXIMUM
--------------------------------------------------------------------------------
1-10             2.75%              4.75%               2%                4%
--------------------------------------------------------------------------------
11-16            2.50%              4.50%               2%                4%
--------------------------------------------------------------------------------
16+              2.25%              4.25%               2%                4%
--------------------------------------------------------------------------------

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

o PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

o TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER CHARGES
o OTHER TAX CHARGES. Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.


o FUND CHARGES. As compensation for investment management services to the funds, the advisors to the funds are entitled to fees, based on an annual percentage of the average aggregate daily net asset values of each series. These fund charges and other expenses are described more fully in the respective fund prospectuses.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your," in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

o   85 for policies with full Underwriting;
o   70 for policies with Simplified Issue Underwriting; and
o   64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our VPMO. Generally, the change will take effect as of the date your request is signed. If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then.

We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

o   Full Underwriting;
o   Simplified Issue Underwriting;
o   Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.


POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.


MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.

PREMIUM PAYMENTS
Corporate Edge is a flexible premium variable and fixed universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to:

       PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
       P.O. BOX 8027
       BOSTON, MA 02266-8027

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND

Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1)  the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.


GENERAL
--------------------------------------------------------------------------------


POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

o We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

o We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

o When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

o Cash Surrender Value Enhancement Benefit Rider. This rider can provide enhanced cash surrender values upon certain early duration surrenders. Additional restrictions apply. Most policies will not qualify for this rider.

o Exchange of Insured Rider. This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

    You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

    Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

    You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

    Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

o Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.


Please see the Statement of Additional Information for information regarding possible implications of a material change in the policy resulting from a face amount increase.


SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our VPMO. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT

You choose your Death Benefit Option when you apply for your policy. If you do not choose an option, Death Benefit Option 1 will apply. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3. If you change from Death Benefit Option 1 to Death Benefit Option 2, the face amount will be decreased by the Policy Value, and if you change from Death Benefit Option 2 to Death Benefit Option 1, the face amount will be increased by the Policy Value.

-----------------------------------------------------------------
                              VALUE WE APPLY TO PAYMENT OPTION
-----------------------------------------------------------------
                              The greater of (a) or (b) where:
                              (a) is the policy's face amount;
DEATH BENEFIT OPTION 1            and
                              (b) is the minimum death benefit
                                  in effect on the date of death.
-----------------------------------------------------------------
                              The greater of (a) or (b), where:
                              (a) is equal to the policy's face
                                  amount on the date of death
DEATH BENEFIT OPTION 2            plus the policy value; and
                              (b) is the minimum death benefit
                                  in effect on the date of death.
-----------------------------------------------------------------
                              The greater of (a), (b), or (c),
                              where:
                              (a) is equal to the policy's face
                                  amount as of the date of
                                  death plus the sum of all
                                  premiums minus
Death Benefit Option 3            withdrawals,
                              (b) is equal to the policy's face
                                  amount on the date of death;
                                  and
                              (c) is the minimum death benefit
                                  in effect on the date of death.
-----------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

o   10 years; or
o   20 years; or
o   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.


We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.


PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

TRANSFER OF POLICY VALUE

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit. For more information, see "Disruptive Trading and Market Timing."


You may permit your registered representative to submit transfer requests on your behalf.

PLAC and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PLAC and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PLAC and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PLAC have entered into a third-party service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:

o the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

o   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at any time.

DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

o dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

o an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

o   increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

o limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

o restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

o require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

o impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

o   impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

o     $25 monthly               o     $150 semiannually
o     $75 quarterly             o     $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

POLICY LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account.

You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

--------------------------------------------------------------------------------
                                                         RATE WE CREDIT THE
                                                       LOANED PORTION OF THE
                     LOAN INTEREST RATE                  GUARANTEED INTEREST
                          CHARGED                              ACCOUNT
--------------------------------------------------------------------------------
POLICY          CURRENT           GUARANTEED         CURRENT          GUARANTEED
YEARS            RATES             MAXIMUM            RATES             MAXIMUM
--------------------------------------------------------------------------------
1-10             2.75%              4.75%               2%                4%
--------------------------------------------------------------------------------
11-16            2.50%              4.50%               2%                4%
--------------------------------------------------------------------------------
16+              2.25%              4.25%               2%                4%
--------------------------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

o   made on or after the taxpayer attains age 59 1/2;
o   attributable to the taxpayer's disability (within the meaning of Code
    Section 72(m)(7)); or
o part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

o First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

o Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

    o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

    o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

o   55% in any one investment

o   70% in any two investments

o   80% in any three investments

o   90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


LEGAL MATTERS
--------------------------------------------------------------------------------

We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940.
Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

Distribution
--------------------------------------------------------------------------------

The Company has appointed Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.

PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

PEPCO and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

COMPENSATION. Broker-dealers having selling agreements with PEPCO and the Company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the Company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the Company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of 50% of premiums.

PERCENTAGE OF PREMIUM PAYMENT. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

PROMOTIONAL INCENTIVES AND PAYMENTS. To the extent permitted by NASD rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS. The Company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and PEPCO pay separate, additional compensation to the broker- dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker- dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the Company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The Company and PEPCO have entered into such arrangements with Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, 1st Global Capital Corp., AXA Network, LPL Financial Services, National Financial Partners, and FFR Financial and Insurance Services.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------


In the table below, funds with a "*" next to their name were closed to new investment on May 1, 2006. For all owners who had value allocated to a fund before its applicable closure date the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

          FUND NAME                               INVESTMENT OBJECTIVE                          INVESTMENT ADVISOR / SUBADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation          Growth of capital                                    AIM Advisors, Inc.
Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *            Growth of capital                                    AIM Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
Fund *                                 Long-term growth of capital                          Phoenix Variable Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap        Long-term capital appreciation                       Fred Alger Management, Inc.
Portfolio *
-----------------------------------------------------------------------------------------------------------------------------------
                                       Match the performance of the Standard & Poor's
DWS Equity 500 Index VIP               500 Composite Stock Price Index which                Deutsche Asset Management, Inc.
                                       emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.                Current income by investing primarily in a           Federated Investment Management
Government Securities II -             diversified portfolio or U.S. government             Company
Primary Shares                         securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund        High current income by investing primarily in a      Federated Investment Management
II - Primary Shares                    professionally managed, diversified portfolio of     Company
                                       fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio   Long-term capital appreciation                       Fidelity Management and Research
                                                                                            Company
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio          Capital appreciation                                 Fidelity Management and Research
                                                                                            Company
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities      Capital growth                                       Fidelity Management and Research
Portfolio                                                                                   Company
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund        Maximize income while maintaining prospects
                                       for capital appreciation                             Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap            Long-term capital appreciation                       Lazard Asset Management LLC
Portfolio *
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture             High current income and the opportunity for
Portfolio                              capital appreciation to produce a high total         Lord, Abbett & Co. LLC
                                       return
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income          Long-term growth of capital and income without       Lord, Abbett & Co. LLC
Portfolio                              excessive fluctuations in market value
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value              Capital appreciation through investments,
Portfolio                              primarily in equity securities which are             Lord, Abbett & Co. LLC
                                       believed to be undervalued in the
                                       marketplace
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund          Capital appreciation with income as a secondary      Franklin Mutual Advisers, LLC
                                       goal
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano          Long term capital growth                             Neuberger Berman Management Inc.
Portfolio                                                                                     Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian          Long term growth of capital; current income is a     Neuberger Berman Management Inc.
Portfolio                              secondary goal                                         Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation       Capital appreciation by investing in securities of   OppenheimerFunds, Inc.
Fund/VA                                well-known, established companies
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities          Long-term capital appreciation by in securities of
Fund/VA                                foreign insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                       cyclical industries and special situations
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small          Capital appreciation                                 OppenheimerFunds, Inc.
Cap Fund/VA
-----------------------------------------------------------------------------------------------------------------------------------
                                       Intermediate and long-term growth of capital         Phoenix Investment Counsel, Inc.
Phoenix Capital Growth Series          appreciation with income as a secondary                Subadvisor: Engemann Asset Management
                                       consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series          Capital appreciation                                 Phoenix Variable Advisors, Inc.
                                                                                              Subadvisor: Bennett Lawrence
                                                                                              Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series         Long-term capital appreciation                       Phoenix Variable Advisors, Inc.
                                                                                              Subadvisor: Bennett Lawrence
                                                                                              Management LLC
-----------------------------------------------------------------------------------------------------------------------------------

          FUND NAME                               INVESTMENT OBJECTIVE                          INVESTMENT ADVISOR / SUBADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International         High total return consistent with reasonable risk    Phoenix Investment Counsel, Inc.
Series                                                                                       Subadvisor: Aberdeen Asset Management
                                                                                             Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix -AIM Growth Series             Long-term growth of capital                          Phoenix Variable Advisors, Inc.
                                                                                             Subadvisor: AIM Capital Management,
                                                                                             Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth         Long-term capital growth                             Phoenix Variable Advisors, Inc.
  Series                                                                                     Subadvisor: Fred Alger Management,
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein             High total return                                    Phoenix Variable Advisors, Inc.
Enhanced Index Series                                                                        Subadvisor: AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate      Capital appreciation and income with                 Duff & Phelps Investment Management
Securities Series                      approximately equal emphasis                          Co.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and            Dividend growth, current income and capital          Engemann Asset Management
Income Series                          appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap             Long-term growth of capital                          Phoenix Investment Counsel, Inc.
Growth Series                                                                                Subadvisor: Engemann Asset Management
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic             High total return consistent with prudent            Phoenix Investment Counsel, Inc.
Allocation Series                      investment risk                                       Subadvisor: Engemann Asset Management
-----------------------------------------------------------------------------------------------------------------------------------
                                       As high a level of current income as is
Phoenix-Goodwin Money Market           consistent with the preservation of capital          Phoenix Investment Counsel, Inc.
Series                                 and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector           Long-term total return                                Phoenix Investment Counsel, Inc.
Fixed Income Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector           High current income while attempting to limit
Short Term Bond Series                 changes in the series' net asset value per share     Phoenix Investment Counsel, Inc.
                                       caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends         Long-term capital appreciation with dividend         Phoenix Investment Counsel, Inc.
Series                                 income as a secondary consideration                   Subadvisor: Kayne Anderson Rudnick
                                                                                             Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality        Long-term capital appreciation with dividend         Phoenix Investment Counsel, Inc.
Value Series                           income as a secondary consideration                   Subadvisor: Kayne Anderson Rudnick
                                                                                             Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International           Long-term capital appreciation                        Phoenix Variable Advisors, Inc.
Equity Select Series                                                                          Subadvisor: Lazard Asset Management
                                                                                              LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series         Tracks the total return of the Dow Jones              Phoenix Variable Advisors, Inc.
                                       Industrial Average(SM) before fund                     Subadvisor: Northern Trust
                                       expenses                                               Investments, N.A.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100            Tracks the total return of the Nasdaq-100 Index(R)    Phoenix Variable Advisors, Inc.
Index(R) Series                        before fund expenses                                    Subadvisor: Northern Trust
                                                                                               Investments, N.A.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset                                                                    Phoenix Investment Counsel, Inc.
Allocation Series: Aggressive          Long-term capital growth                               Subadvisor: Standard & Poor's
Growth                                                                                        Investment Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset              Long-term capital growth with current income          Phoenix Investment Counsel, Inc.
Allocation Series: Growth              as a secondary consideration                            Subadvisor: Standard & Poor's
                                                                                               Investment Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset              Current income with capital growth as a secondary     Phoenix Investment Counsel, Inc.
Allocation Series: Moderate            consideration                                          Subadvisor: Standard & Poor's
                                                                                              Investment Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset              Long-term capital growth and current income with      Phoenix Investment Counsel, Inc.
Allocation Series: Moderate            a greater emphasis on capital growth                   Subadvisor: Standard & Poor's
Growth                                                                                        Investment Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-         Long-term capital appreciation with current           Phoenix Variable Advisors, Inc.
Cap Value Series                       income as a secondary investment objective             Subadvisor: AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-       Long-term capital appreciation with current           Phoenix Variable Advisors, Inc.
Cap Value Series                       income as a secondary investment objective             Subadvisor: AllianceBernstein L.P.

          FUND NAME                               INVESTMENT OBJECTIVE                          INVESTMENT ADVISOR / SUBADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock            Long-term capital appreciation with current          Phoenix Variable Advisors, Inc.
Series                                 income as a secondary consideration                   Subadvisor: Morgan Stanley Investment
                                                                                             Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                             Maximum real return consistent with prudent           Pacific Investment Management Company
CommodityRealReturn Strategy          investment management                                 LLC
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio       Maximum real return, consistent preservation of       Pacific Investment Management Company
                                      real capital and prudent investment management        LLC
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio      Maximum total return, consistent with preservation    Pacific Investment Management Company
                                      of capital and prudent investment management          LLC
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund *      Investment results that either match or correlate to  Rydex Global Advisors the performance of a specific benchmark
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund *      Investment results that either match or correlate     Rydex Global Advisors
                                      to the performance of a specific benchmark
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector           Long-term capital appreciation                        Rydex Global Advisors
Rotation Fund *
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets          Long-term capital appreciation                        Templeton Asset Management Ltd.
Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund     Long-term capital growth                              Templeton Investment Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund      Long-term capital growth                              Templeton Global Advisors Limited
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and             Capital appreciation and current income               Morgan Stanley Investment Management
Income Portfolio                                                                            Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select           Long-term growth of capital                           Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap        Long-term growth of capital                           Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                         Long-term growth of capital                           Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies         Long-term growth of capital                           Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX LIFE AND ANNUITY COMPANY
PO Box 22012
Albany, NY 12201-2012


Additional information about Corporate Edge (the "Policy") and the Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is contained in the Statement of Additional Information ("SAI") dated May 1, 2006, which has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix Variable Products Mail Operations PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or you can download copies from the Phoenix Companies Inc. website at PhoenixWealthManagement.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551- 8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580 Washington, D.C. 20549.


Phoenix Life and Annuity Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V608

Investment Company Act File No. 811-07835

[logo] PHOENIX WEALTH MANAGEMENT(R)

L0268PR (C)2006 The Phoenix Companies, Inc.                                 5/06

                                                                     [Version C]

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY


PROSPECTUS                                                           MAY 1, 2006
Executive Benefit-VUL is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account. The subaccounts purchase shares of the following funds:



AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund *
[diamond] AIM V.I. Mid Cap Core Equity Fund *

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio *

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP
          (f/k/a Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund +
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio *

LORD ABBETT SERIES FUND, INC. - CLASS VC
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
          (f/k/a Phoenix-Engemann Capital Growth Series)
[diamond] Phoenix Mid-Cap Growth Series
          (f/k/a Phoenix-Seneca Mid-Cap Growth Series)
[diamond] Phoenix Strategic Theme Series
          (f/k/a Phoenix-Seneca Strategic Theme Series)
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Growth Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Growth and Income Series
[diamond] Phoenix-Engemann Small-Cap Growth Series
[diamond] Phoenix-Engemann Strategic Allocation Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Van Kampen Comstock Series
          (f/k/a Phoenix-Engemann Value Equity Series)

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund *
[diamond] Rydex Variable Trust Nova Fund *
[diamond] Rydex Variable Trust Sector Rotation Fund *

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

     *Closed to new investment on May 1, 2006. +Closed to new investment on October 29, 2001. See Appendix A for more information.

The U.S. Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference. Replacing any existing policy or contract with this policy may not be to your advantage. You should carefully compare this policy with your existing one and you should also determine if the replacement will result in any income taxes. The policy is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Policy investments are subject to risk, including the possible loss of principal invested. If you have any questions, please contact us at:


 IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:

[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")   or  [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
            P.O. Box 8027                                                        (800) 417-4769
            Boston, MA 02266-8027

SUBMIT ADDITIONAL PREMIUM PAYMENTS TO:                               [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                 P.O. Box 8027
                                                                                 Boston, MA 02266-8027

                                TABLE OF CONTENTS

 Heading                                                Page
 -----------------------------------------------------------


BENEFIT/RISK SUMMARY..................................     3
  Policy Benefits.....................................     3
  Policy Risks........................................     3

FEE TABLES............................................     5
  Transaction Fees....................................     5
  Periodic Charges Other than Fund Operating
      Expenses........................................     6
  Minimum and Maximum Fund Operating Expenses.........     7
  Annual Fund Expenses................................     8

PHOENIX LIFE AND ANNUITY COMPANY......................    11
PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL
  LIFE ACCOUNT........................................    11
  Valuation Date......................................    11
  Performance History.................................    11
VOTING RIGHTS.........................................    11
THE GUARANTEED INTEREST ACCOUNT.......................    12
CHARGES AND DEDUCTIONS................................    12
  General.............................................    12
  Charges Deducted from Premium Payments..............    12
  Periodic Charges....................................    12
  Conditional Charges.................................    13
  Other Charges.......................................    13
THE POLICY............................................    14
  Contract Rights: Owner, Insured and Beneficiary.....    14
  Contract Limitations................................    14
  Purchasing a Policy.................................    14
GENERAL...............................................    15
  Postponement of Payments............................    15
  Optional Insurance Benefits (Riders)................    15
  Surrenders..........................................    16
  Death Benefit.......................................    16
PAYMENT OF PROCEEDS...................................    17
  Surrender and Death Benefit Proceeds................    17
  Payment Amount......................................    17
  Payment Options.....................................    17
  Transfer of Policy Value............................    18
  Disruptive Trading and Market Timing................    18
  Policy Loans........................................    20
  Lapse...............................................    21
FEDERAL INCOME TAX CONSIDERATIONS.....................    21
  Introduction........................................    21
  Income Tax Status...................................    21
  Policy Benefits.....................................    21
  Business-Owned Policies.............................    22
  Modified Endowment Contracts........................    22
  Limitations on Unreasonable Mortality and Expense
     Charges..........................................    23
  Qualified Plans.....................................    23
  Diversification Standards...........................    23
  Change of Ownership or Insured or Assignment........    24
  Other Taxes.........................................    24
  Withholding.........................................    24
LEGAL MATTERS.........................................    24
FINANCIAL STATEMENTS..................................    25
DISTRIBUTION..........................................    25
APPENDIX A - INVESTMENT OPTIONS.......................   A-1

BENEFIT/RISK SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy. This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. Your rights and obligations under the policy will be determined by the language of the policy itself. The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state. You should read your insurance policy carefully.


POLICY BENEFITS

DEATH BENEFITS
Executive Benefit-VUL is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

[diamond] Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

[diamond] Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

[diamond] Death Benefit Option 3 will be the greater of (a), (b), or (c), where:
          (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS
[diamond] Generally, you may take loans against 90% of your policy's value less any outstanding debt.

[diamond] You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

[diamond] You may fully surrender this policy anytime for its cash surrender value.


FLEXIBLE PREMIUMS

The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

[diamond] Full Underwriting; or
[diamond] Simplified Issue Underwriting; or
[diamond] Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Flexible Term Insurance
[diamond] Cash Surrender Value Enhancement Benefit
[diamond] Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost.

LIMITED SALES CHARGE REFUND
If you fully surrender this policy during the first three policy years, you will receive all or part of the first year sales charge refunded in the cash surrender value:

[diamond] We will refund the entire first year sales charge for a full policy surrender made during the first policy year

[diamond] 2/3 of the first year sales charge will be refunded for a full policy surrender made during the second policy year (but no part of the second year sales charges will be)

[diamond] 1/3 of the first year sales charge will be refunded during the third policy year.

YOUR RIGHT TO CANCEL THE POLICY

You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.


POLICY RISKS


SUITABILITY RISK

Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.


Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK


A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life and Annuity Variable Universal Life Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.



FEE TABLES
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                                                          TRANSACTION FEES

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             CHARGE                       WHEN DEDUCTED                                   AMOUNT WE DEDUCT
-----------------------------------------------------------------------------------------------------------------------------------
SALES CHARGE                      Upon premium payment.           The maximum we will ever charge is 5.00% of each premium
                                                                  payment(1).
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STATE PREMIUM TAX CHARGE          Upon premium payment.           We charge a maximum of 3.50%(2) of each premium payment,
                                                                  depending on the applicable rate for your state.
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DEFERRED ACQUISITION TAX          Upon premium payment.           1.50% of each premium payment.
CHARGE(3)
-----------------------------------------------------------------------------------------------------------------------------------

SURRENDER CHARGE                  Not applicable.                 We do not charge you if you surrender your policy for its cash value.
-----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE          Upon partial surrender or a     We currently do not charge for partial surrenders, but we
                                  reduction in the policy face    reserve the right to deduct up to 2.00% of the partial surrender
                                  amount.                         amount up to a maximum of $25.
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TRANSFER CHARGE                   Upon transfer.                  We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                  transfer after the first two transfers in any given policy year.
-----------------------------------------------------------------------------------------------------------------------------------


(1) In policy years one through seven, we currently deduct 5.00% from each premium payment up to the Target Premium and 0.00% of premiums paid in excess of the Target Premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 2% of premiums paid. The Target Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.

(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.

(3) We do not deduct this charge from payments made in excess of the Target Premium during a policy year.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                                         PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

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             CHARGE                    WHEN DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------

  COST OF INSURANCE(1)            On policy date and monthly      This charge is based on the "net amount at risk." The
                                  on policy processing day.       "net amount at  risk" is the current death benefit minus
                                                                  the policy value.
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    Maximum                                                       $83.33 per $1,000 of net amount at risk per month.
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    Example for a male age 53                                     $0.1269 per $1,000 of net amount at risk per month.
    in the standard nonsmoker
    underwriting class for a
    fully underwritten policy

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  ADMINISTRATIVE CHARGE           On policy date and monthly      We charge up to a maximum of $10 per month(2).
                                  on policy processing day.
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  MORTALITY AND EXPENSE RISK      On policy date and monthly      The maximum we charge is 0.08% (0.90% on an annual basis) of the
  CHARGE(3)                       on policy processing day.       policy value in the subaccounts of the Separate Account on the monthly processing day.
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  LOAN INTEREST CHARGED(4)        Interest accrues daily and      The maximum net cost to the policy is 2.75% of the loan balance.
                                  is due on each policy
                                  anniversary. If not paid
                                  on that date, we will treat
                                  the accrued interest as another
                                  loan against the policy.
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  OTHER TAX CHARGES               When we become liable           We currently do not charge for taxes, however we reserve the
                                  for taxes.                      right to impose a charge should we become liable for taxes in the future. Possible taxes would include state or federal income gains of the Separate Account and would be included in our calculation of subaccount values.
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                                                    OPTIONAL INSURANCE FEATURES
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  FLEXIBLE TERM RIDER(1)          On Rider Policy Date, and       This charge is based on the net amount at risk attributable to the
                                  monthly on each Monthly         rider face amount.
                                  Calculation Day.
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  Maximum                                                         $83.33 per $1,000 of net amount at risk per month.
-----------------------------------------------------------------------------------------------------------------------------------
    Example for a male age 50                                     $0.1048 per $1,000 of net amount at risk per month.
    in the standard nonsmoker
    underwriting class for a
    fully underwritten policy

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  CASH SURRENDER VALUE          We do not charge for this         No charge. We describe this Rider later under "Optional
  ENHANCEMENT BENEFIT RIDER     Rider.                            Insurance Benefits."
                                It is available on a
                                state-by-state basis.
                                Additional restrictions
                                apply.
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  EXCHANGE OF INSURED RIDER     We do not charge for this         No charge. We describe this Rider later under "Optional
                                Rider.                            Insurance Benefits."
                                It is available on a
                                state-by-state basis.
-----------------------------------------------------------------------------------------------------------------------------------

(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

(2)  We currently charge $5 per month for all policies.

(3) We currently deduct a charge of 0.03% of policy value allocated to the subaccounts each month during the first ten policy years (equal to 0.40% annually), and 0.021% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.

(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES, AS A PERCENTAGE OF DAILY NET ASSETS, CHARGED BY ANY OF THE FUNDS, FOR THE YEAR ENDED DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                            Minimum      Maximum

 Total Annual Fund Operating Expenses(1) (expenses that are  0.34%  -     5.11%
 deducted from a fund's assets, including management fees, distribution and/or 12 b-1 fees, and other expenses)


(1) See the following table for the total and net fund operating expenses for each available investment portfolio.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05) This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

The company and its affiliates may have arrangements with the fund's investment advisors, subadvisors, distributor and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing distributing and administering the policies. The company may profit from these fees.

In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the policy or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from Rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.

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                                                                 Rule
                                                   Investment  12b-1 or      Other                    Contractual     Total Net
                                                   Management   Service    Operating   Total Annual  Reimbursements  Annual Fund
                     Series                           Fee        Fees      Expenses   Fund Expenses    & Waivers      Expenses
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
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
AIM V.I. Capital Appreciation Fund                    0.61       -            0.29         0.90            N/A        N/A(1,2)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                           0.60       -            0.27         0.87            N/A        N/A(1,2,3)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *                   0.72       -            0.31         1.03            N/A        N/A(1)
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
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Alger American Leveraged AllCap Portfolio *           0.85       -            0.06         0.91            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              0.19       -            0.15         0.34           (0.06)       0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II      0.60       -            0.38         0.98            N/A        N/A(5,17)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary          0.60       -            0.40         1.00            N/A        N/A(5,17)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                  0.57       0.10         0.09         0.76            N/A        N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio           0.57       0.10         0.13         0.80            N/A        N/A(7)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         0.57       0.10         0.10         0.77            N/A        N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                       0.46       0.25         0.02         0.73            N/A        N/A(8)
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         0.60       0.25         0.18         1.03            N/A        N/A(9)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund          1.24       0.25         0.29         1.78            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     0.65       0.25         0.17         1.07           (0.05)       1.02(10)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund +              0.60       0.25         0.26         1.11           (0.01)       1.10(10)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      0.75       0.25         0.07         1.07            N/A        N/A(8,9)
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio *               0.75       0.25         0.22         1.22            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                  0.50       -            0.44         0.94           (0.04)     0.90(11,12)
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               0.48       -            0.41         0.89            N/A        N/A(12)
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   0.74       -            0.38         1.12            N/A        N/A(13)
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio               1.15       0.25         0.70         2.10           (0.69)        1.41(14)
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio               0.85       0.25         0.17         1.27           (0.02)        1.25(14)
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
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Oppenheimer Capital Appreciation Fund/VA              0.64       0.25         0.02         0.91            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 0.63       0.25         0.04         0.92            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA             0.74       0.25         0.05         1.04            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------



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                                                                 Rule
                                                   Investment  12b-1 or      Other                    Contractual     Total Net
                                                   Management   Service    Operating   Total Annual  Reimbursements  Annual Fund
                     Series                           Fee        Fees      Expenses   Fund Expenses    & Waivers      Expenses
----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
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
Phoenix Capital Growth Series                         0.68       -            0.21         0.89            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         0.80       -            0.41         1.21            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                        0.75       -            0.40         1.15            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 0.75       -            0.31         1.06            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             0.75       -            0.39         1.14            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 0.85       -            0.80         1.65            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index             0.45       -            0.27         0.72            N/A        N/A(17)
Series
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities          0.75       -            0.28         1.03            N/A        N/A
Series
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series             0.70       -            0.29         0.99            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              0.90       -            0.78         1.68            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          0.58       -            0.21         0.79            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   0.40       -            0.26         0.66            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      0.50       -            0.25         0.75            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond          0.50       -            0.48         0.98            N/A        N/A(17)
Series
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 0.70       -            0.82         1.52            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          0.90       -            1.09         1.99            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select            0.90       -            0.30         1.20            N/A        N/A(17)
Series
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        0.35       -            0.64         0.99            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           0.35       -            0.76         1.11            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:          0.40       0.25         0.29         0.94           (0.24)      0.97(15)
Aggressive Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:          0.40       0.25         0.27         0.92           (0.22)      0.95(15)
Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:          0.40       0.25         0.69         1.34           (0.64)      0.90(15)
Moderate
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:          0.40       0.25         0.34         0.99           (0.29)      0.93(15)
Moderate Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        1.05       -            0.28         1.33            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      1.05       -            0.35         1.40            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    0.70       -            0.29         0.99            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio      0.49       0.25         0.25         0.99            N/A        N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                       0.25       0.25         0.25         0.75            N/A        N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                      0.25       0.25         0.25         0.75            N/A        N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund *                      0.90       -            4.21         5.11            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund *                      0.75       -            0.78         1.53            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *           0.90       -            0.80         1.70            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio            0.46       0.35         0.32         1.13            N/A        N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                           0.99       -            0.33         1.32            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        0.95       -            0.18         1.13            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                         0.85       -            0.12         0.97            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         0.90       -            0.05         0.95            N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------

* Fund closed to new investment on May 1, 2006. +Closed to new investment on October 29, 2001. See Appendix A for more information.
(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.
(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.

(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.
(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.
(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.
(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio, and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.
(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.
(8)  The Fund administration fee is paid indirectly through the management fee.
(9) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.
(11) Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.
(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.
(13) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.
(14) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.
(15) "Other Expenses" are estimated for the fiscal year end December 31, 2006. The series and the advisor have entered into an Expense Limitation Agreement whereby the "Other Expenses" for shares of the series will not exceed 0.05% for the period ending April 30, 2007. The figures shown above include estimated expenses of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses of the underlying funds are based upon the weighted average of the total annual operating expenses of such underlying funds.
(16) "Other Expenses" reflect an administrative fee of 0.25%.
(17) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

-------------------------------------------------------------------------------------------------
                     FUND                          REIMBURSEMENTS      NET ANNUAL FUND EXPENSES
-------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       (0.26)                   0.72(a)
-------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     (0.25)                   0.75(a)
-------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                          (0.06)                   1.15
-------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                         (0.05)                   1.10
-------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                              (0.14)                   1.00
-------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  (0.65)                   1.00
-------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       (0.07)                   0.65
-------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              (0.04)                   0.95
-------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               (0.43)                   1.25
-------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    (0.01)                   0.65
-------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    (0.28)                   0.70
-------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  (0.67)                   0.85
-------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           (0.94)                   1.05
-------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      (0.15)                   1.05
-------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         (0.39)                   0.60
-------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            (0.51)                   0.60
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         (0.03)                   1.30
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       (0.10)                   1.30
-------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock                            (0.04)                   0.95
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio             (0.30)                   0.83(b)
-------------------------------------------------------------------------------------------------

(a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.
(b) The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


Phoenix Life and Annuity Company ("PLAC") is a Connecticut stock life insurance company incorporated on July 15, 1981, and is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899 and our statutory home office is at 31 Tech Valley Drive in East Greenbush, New York 12061.

Throughout this prospectus we will refer to Phoenix Life and Annuity Company in the first person (i.e., as "we", "us", "our", "Company").



PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Separate Account's management, investment practices or policies, or those of Phoenix Life and Annuity Company.

Under Connecticut law, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses, whether or not realized, from any other business or activity of PLAC. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PLAC may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PLAC.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

We do not guarantee the investment performance of the Separate Account or of any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;

2.   the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

-------------------------------------------------------
New Year's Day                   Independence Day
-------------------------------------------------------
Martin Luther King, Jr. Day      Labor Day
-------------------------------------------------------
Presidents Day                   Thanksgiving Day
-------------------------------------------------------
Good Friday                      Christmas Day
-------------------------------------------------------
Memorial Day
-------------------------------------------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)   the election of the fund's Trustees;
2)   the ratification of the independent accountants for the fund;
3)   approval or amendment of investment advisory agreements;
4)   a change in fundamental policies or restrictions of the series; and
5)   any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------


In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.


We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy.

STATE PREMIUM TAX CHARGE
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the Target Premium for the policy for a policy year.

DEFERRED ACQUISITION COST TAX CHARGE

We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our federal income tax liability relating to our receipt of premium. We currently do not deduct this charge from premiums that are in excess of the Target Premium for the policy for a policy year.


PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond] ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

          We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.


          We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table [based on the Insured's last birthday].


          We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

          The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

[diamond] If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.40% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

          We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

[diamond] COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

          The Executive Benefit-VUL policy has two riders available at no additional charge:


          o  Cash Surrender Value Enhancement Benefit

          o  Exchange of Insured


          We charge for providing benefits under the following rider:

          o Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

          As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

--------------------------------------------------------------
                                         RATE WE CREDIT THE
                                       LOANED PORTION OF THE
                LOAN INTEREST RATE      GUARANTEED INTEREST
                     CHARGED                  ACCOUNT
--------------------------------------------------------------
POLICY      CURRENT      GUARANTEED   CURRENT     GUARANTEED
YEARS         RATES       MAXIMUM       RATES      MAXIMUM
--------------------------------------------------------------
1-10          2.75%        4.75%         2%           4%
--------------------------------------------------------------
11-16         2.50%        4.50%         2%           4%
--------------------------------------------------------------
16+           2.25%        4.25%         2%           4%
--------------------------------------------------------------

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

[diamond] TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER CHARGES
[diamond] OTHER TAX CHARGES. Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.


[diamond] FUND CHARGES. As compensation for investment management services to the funds, the advisors to the funds are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.


These fund charges and other expenses are described more fully in the respective fund prospectuses.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

[diamond] 85 for policies with full Underwriting;
[diamond] 70 for policies with Simplified Issue Underwriting; and
[diamond] 64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Phoenix VPMO. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

[diamond] Full Underwriting;
[diamond] Simplified Issue Underwriting;
[diamond] Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.


POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.


MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.

PREMIUM PAYMENTS
Executive Benefit-VUL is a flexible premium variable and fixed universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to:

      PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
      P.O. BOX 8027
      BOSTON, MA 02266-8027

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1)   the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] Cash Surrender Value Enhancement Benefit Rider. This rider can provide enhanced cash surrender values upon certain early duration surrenders and replaces the refund of sales charge, if applicable.

[diamond] Exchange of Insured Rider. This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

          You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

          Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

          You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

          Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

[diamond] Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from the policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.


Please see the Statement of Additional Information for information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

SURRENDERS

You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided under the Refund of Sales Charge feature or by rider. We do not assess a surrender charge.


In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our VPMO. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.


We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

PARTIAL SURRENDERS

You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.


We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT

You choose your Death Benefit Option when you apply for your policy. If you change from Death Benefit Option 1 to Death Benefit Option 2, the face amount will be decreased by the Policy Value, and if you change from Death Benefit Option 2 to Death Benefit Option 1, the face amount will be increased by the Policy Value. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

-------------------------------------------------------------
                           VALUE WE APPLY TO PAYMENT OPTION
-------------------------------------------------------------
                            The greater of (a) or (b) where:
                            (a) is the policy's face amount;
DEATH BENEFIT OPTION 1          and
                            (b) is the minimum death benefit
                                in effect on the date
                                of death.
-------------------------------------------------------------
                            The greater of (a) or (b), where:
                            (a) is equal to the policy's
                                face amount on the date of
                                death plus the policy value;
DEATH BENEFIT OPTION 2          and
                            (b) is the minimum death benefit
                                in effect on the date
                                of death.
-------------------------------------------------------------
                            The greater of (a), (b), or (c),
                            where:
                            (a) is equal to the policy's
                                face amount as of the
                                date of death plus the
                                sum of all premiums minus
                                withdrawals,
DEATH BENEFIT OPTION 3      (b) is equal to the policy's
                                face amount on the date of
                                death; and
                            (c) is the minimum death
                                benefit in effect on the
                                date of death.
-------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided under the Refund of Sales Charge feature or by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three specified periods:

[diamond] 10 years; or
[diamond] 20 years; or
[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.


We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.


PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

TRANSFER OF POLICY VALUE

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit. For more information, see "Disruptive Trading and Market Timing."


You may permit your registered representative to submit transfer requests on your behalf.

PLAC and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers PLAC and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PLAC and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PLAC have entered into a third-party service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly               [diamond] $150 semiannually

[diamond] $75 quarterly             [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the program.

Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

POLICY LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

---------------------------------------------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                 LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
---------------------------------------------------------------
POLICY YEARS    CURRENT    GUARANTEED    CURRENT    GUARANTEED
                 RATES      MAXIMUM       RATES      MAXIMUM
------------- ---------- ------------- ----------- ------------
1-10             2.75%       4.75%          2%          4%
------------- ---------- ------------- ----------- ------------
11-16            2.50%       4.50%          2%          4%
------------- ---------- ------------- ----------- ------------
16+              2.25%       4.25%          2%          4%
---------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.


The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.


INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS
DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



LEGAL MATTERS
--------------------------------------------------------------------------------

We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


DISTRIBUTION
--------------------------------------------------------------------------------

The Company has appointed Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.

PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

PEPCO and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

COMPENSATION. Broker-dealers having selling agreements with PEPCO and the Company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the Company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the Company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of 50% of premium.

PERCENTAGE OF PREMIUM PAYMENT. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

PROMOTIONAL INCENTIVES AND PAYMENTS. To the extent permitted by NASD rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS. The Company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the Company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The Company and PEPCO have entered into such arrangements with Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, 1st Global Capital Corp., AXA Network, LPL Financial Services, National Financial Partners, and FFR Financial and Insurance Services.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------


In the table below, funds with a "*" next to their name were closed to new investments on May 1, 2006, and funds with a "+" next to their name were closed to new investments on October 29, 2001. Additionally, for all owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund;
(2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

------------------------------------------------------------------------------------------------------------------------------------
                FUND NAME                             INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund         Growth of capital                           AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund *                Growth of capital                           AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity Fund *        Long-term growth of capital                 Phoenix Variable Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap            Long-term capital appreciation              Fred Alger Management, Inc.
  Portfolio *
------------------------------------------------------------------------------------------------------------------------------------
                                             Match the performance of the Standard &
                                             Poor's 500 Composite Stock Price Index
  DWS Equity 500 Index VIP                   which emphasizes stocks of large U.S.
                                             companies                                   Deutsche Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                             Current income by investing primarily in
  Federated Fund for U.S. Government         a diversified portfolio or U.S.
  Securities II                              government securities                       Federated Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
                                             High current income by investing
  Federated High Income Bond Fund II -       primarily in a professionally managed,
  Primary Shares                             diversified portfolio of fixed income
                                             securities                                  Federated Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Contrafund(R) Portfolio       Long-term capital appreciation              Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio              Capital appreciation                        Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Opportunities          Capital growth                              Fidelity Management and Research Company
  Portfolio
------------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund            Maximize income while maintaining           Franklin Advisers, Inc.
                                             prospects for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small-Cap Portfolio *    Long-term capital appreciation              Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
                                             High current income and the opportunity
  Lord Abbett Bond-Debenture Portfolio       for capital appreciation to produce a
                                             high total return                           Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
                                             Long-term growth of capital and income
  Lord Abbett Growth and Income Portfolio    without excessive fluctuations in market
                                             value                                       Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
  Lord Abbett Mid-Cap Value Portfolio        believed to be undervalued in the
                                             marketplace                                 Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund              Capital appreciation with income as a       Franklin Mutual Advisers, LLC
                                             secondary goal
------------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Fasciano Portfolio    Long term capital growth                    Neuberger Berman Management Inc.
                                                                                          Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Guardian Portfolio    Long term growth of capital; current        Neuberger Berman Management Inc.
                                             income is a secondary goal                   Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                             Capital appreciation by investing in
  Oppenheimer Capital Appreciation Fund/VA   securities of well-known, established
                                             companies                                   OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                             Long-term capital appreciation by
                                             investing in foreign issuers securities,
  Oppenheimer Global Securities Fund/VA      "growth-type" companies, cyclical
                                             industries and special situations           OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA  Capital appreciation                        OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                             Intermediate and long-term growth of
  Phoenix Capital Growth Series              capital appreciation with income as a       Phoenix Investment Counsel, Inc.
                                             secondary consideration                      Subadvisor: Engemann Asset Management
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Phoenix Variable Advisors, Inc.
  Phoenix Mid-Cap Growth Series                                                           Subadvisor: Bennett Lawrence Management
                                             Capital appreciation                         LLC
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Strategic Theme Series             Long-term capital appreciation              Phoenix Variable Advisors, Inc.
                                                                                          Subadvisor: Bennett Lawrence Management
                                                                                          LLC
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series      High total return consistent with           Phoenix Investment Counsel, Inc.
                                             reasonable risk                              Subadvisor: Aberdeen Asset Management
                                                                                          Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Growth Series                  Long-term growth of capital                 Phoenix Variable Advisors, Inc.
                                                                                          Subadvisor: AIM Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alger Small-Cap Growth Series      Long-term capital growth                    Phoenix Variable Advisors, Inc.
                                                                                          Subadvisor: Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                FUND NAME                             INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Enhanced        High total return                           Phoenix Variable Advisors, Inc.
  Index Series                                                                            Subadvisor: AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate          Capital appreciation and income with        Duff & Phelps Investment Management Co.
  Securities Series                          approximately equal emphasis
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Growth and Income         Dividend growth, current income and         Engemann Asset Management
  Series                                     capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small-Cap Growth Series   Long-term growth of capital                 Phoenix Investment Counsel, Inc.
                                                                                          Subadvisor: Engemann Asset Management
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Strategic Allocation      High total return consistent with prudent   Phoenix Investment Counsel, Inc.
  Series                                     investment risk                              Subadvisor: Engemann Asset Management
------------------------------------------------------------------------------------------------------------------------------------
                                             As high a level of current income as is
  Phoenix-Goodwin Money Market Series        consistent with the preservation of
                                             capital and maintenance of liquidity        Phoenix Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed         Long-term total return                      Phoenix Investment Counsel, Inc.
  Income Series
------------------------------------------------------------------------------------------------------------------------------------
                                             High current income while attempting to
  Phoenix-Goodwin Multi-Sector Short Term    limit changes in the series' net asset
  Bond Series                                value per share caused by interest rate
                                             changes                                     Phoenix Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                             Long-term capital appreciation with         Phoenix Investment Counsel, Inc.
  Phoenix-Kayne Rising Dividends Series      dividend income as a secondary               Subadvisor: Kayne Anderson Rudnick
                                             consideration                                Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                             Long-term capital appreciation with         Phoenix Investment Counsel, Inc.
  Phoenix-Kayne Small-Cap Quality Value      dividend income as a secondary               Subadvisor: Kayne Anderson Rudnick
  Series                                     consideration                                Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard International Equity        Long-term capital appreciation              Phoenix Variable Advisors, Inc.
  Select Series                                                                           Subadvisor: Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Phoenix Variable Advisors, Inc.
  Phoenix-Northern Dow 30 Series             Tracks the total return of the Dow Jones     Subadvisor: Northern Trust Investments,
                                             Industrial Average(SM) before fund expenses  N.A.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Phoenix Variable Advisors, Inc.
  Phoenix-Northern Nasdaq-100 Index(R)       Tracks the total return of the Nasdaq-100    Subadvisor: Northern Trust Investments,
  Series                                     Index(R) before fund expenses                N.A.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Phoenix Investment Counsel, Inc.
  Phoenix-S&P Dynamic Asset Allocation                                                    Subadvisor: Standard & Poor's
  Series: Aggressive Growth                  Long-term capital growth                     Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Phoenix Investment Counsel, Inc.
  Phoenix-S&P Dynamic Asset Allocation       Long-term capital growth with current        Subadvisor: Standard & Poor's
  Series: Growth                             income as a secondary consideration          Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Phoenix Investment Counsel, Inc.
  Phoenix-S&P Dynamic Asset Allocation       Current income with capital growth as a      Subadvisor: Standard & Poor's
  Series: Moderate                           secondary consideration                      Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                             Long-term capital growth and current        Phoenix Investment Counsel, Inc.
  Phoenix-S&P Dynamic Asset Allocation       income with a greater emphasis on capital    Subadvisor: Standard & Poor's
  Series: Moderate Growth                    growth                                       Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                             Long-term capital appreciation with
  Phoenix-Sanford Bernstein Mid-Cap Value    current income as a secondary investment    Phoenix Variable Advisors, Inc.
  Series                                     objective                                     Subadvisor: AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
  Phoenix-Sanford Bernstein Small-Cap        small-capitalization stocks that appear
  Value Series                               to be undervalued with current income as    Phoenix Variable Advisors, Inc.
                                             a secondary investment objective             Subadvisor: AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
                                             Long-term capital appreciation with         Phoenix Variable Advisors, Inc.
  Phoenix-Van Kampen Comstock Series         current income as a secondary                Subadvisor: Morgan Stanley Investment
                                             consideration                                Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT CommodityRealReturn Strategy     Maximum real return consistent with
  Portfolio                                  prudent investment management               Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
                                             Maximum real return, consistent
  PIMCO VIT Real Return Portfolio            preservation of real capital and prudent
                                             investment management                       Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
                                             Maximum total return, consistent with
  PIMCO VIT Total Return Portfolio           preservation of capital and prudent
                                             investment management                       Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
                                             Investment results that either match or
  Rydex Variable Trust Juno Fund *           correlate to the performance of a
                                             specific benchmark                          Rydex Global Advisors
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                FUND NAME                             INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
                                             Investment results that either match or
  Rydex Variable Trust Nova Fund *           correlate to the performance of a
                                             specific benchmark                          Rydex Global Advisors
------------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation       Long-term capital appreciation              Rydex Global Advisors
  Fund *
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities    Long-term capital appreciation              Templeton Asset Management Ltd.
  Fund
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund          Long-term capital growth                    Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund +   High total return                           Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund           Long-term capital growth                    Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Equity and Income           Capital appreciation and current income     Morgan Stanley Investment Management Inc.
  Portfolio
------------------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap             Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
  Wanger Select                              Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies              Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX LIFE AND ANNUITY COMPANY
PO Box 22012
Albany, NY 12202-2012
















Additional information about Executive Benefit-VUL (the "Policy") and the Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2006, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171, or you can download copies from The Phoenix Companies, Inc. website at PhoenixWealthManagement.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, D.C. 20549.


Phoenix Life and Annuity Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V606

Investment Company Act File No. 811-07835

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0134PR  (C)2006 The Phoenix Companies, Inc.                                5/06

                                     PART B

                  (VERSION A IS NOT BEING AMENDED AT THIS TIME)

================================================================================
                                 CORPORATE EDGE
================================================================================

                                                                     [VERSION B]

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2006

                                  ____________

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2006. You may obtain a copy of the prospectus without charge by contacting Phoenix Variable Products Mail Operations ("VPMO") at the address below or by calling Variable and Universal Life Administration ("VULA") at the telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.

                                  ____________

                                TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
Phoenix Life and Annuity Company ..................................................        2

The Separate Account ..............................................................        2

The Policy ........................................................................        3

Servicing Agent ...................................................................        3

Performance History ...............................................................        3

Voting Rights......................................................................        6

Safekeeping of the Separate Account's Assets ......................................        7

State Regulation ..................................................................        7

Reports ...........................................................................        7

Experts ...........................................................................        7

Separate Account Financial Statements..............................................     SA-1

Company Financial Statements.......................................................      F-1

                                 ______________

If you have any questions, please contact us at:       [LOGO OF LETTER]    PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                           P.O. Box 8027
                                                                           Boston, MA 02266-8027


                                                      [LOGO OF TELEPHONE]  VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                           (800) 417-4769

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company incorporated November 2, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative offices are at One American Row in Hartford, Connecticut 06103-2899.

Phoenix Life and Annuity Company ("PLAC") is directly owned by PM Holdings, Inc. ("PMH"), a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company established the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on July 1, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix Life and Annuity Company. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix Life and Annuity Company.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

We do not guarantee the investment performance of the Separate Account nor any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B)
    -------- - (D) where:
       (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix Life and Annuity Company can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
This policy is nonparticipating and does not pay dividends.

REDUCTION IN CHARGES

Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

o    the number of insureds,

o    total premiums expected to be paid,

o    total assets under management for the policyowner,

o    the nature of the relationship among individual insureds,

o    the purpose for which the policies are being purchased,

o where there is a preexisting relationship with us, such as being an employee of PLAC or its affiliates and their spouses; or employees or agents who retire from PLAC or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

o internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

o other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

SERVICING AGENT
--------------------------------------------------------------------------------


The Phoenix Edge Series Fund, located at 101 Munson Street, Greenfield, MA 01301 reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 10 Krey Boulevard, East Greenbush, New York 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:



--------------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,             FEE PAID
--------------------------------------------------------------------------------
               2003                       $1.7 Million
--------------------------------------------------------------------------------
               2004                       $2.2 Million
--------------------------------------------------------------------------------
               2005                       $1.9 Million
--------------------------------------------------------------------------------



PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2005:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:................................    $1.000000
Value of the same account (excluding capital changes) at the
   end of the 7-day period:............................................    $1.000700
Calculation:
   Ending account value................................................    $1.000700
   Less beginning account value........................................    $1.000000
   Net change in account value.........................................    $0.000700
Base period return:
   (adjusted change/beginning account value)...........................    $0.000700
Current annual yield = return x (365/7) =..............................         3.65%
Effective annual yield = [(1 + return)365/7] - 1 =.....................         3.79%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

===================================================================================================================
                    NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005
===================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
   SERIES                                             INCEPTION DATE     1 YEAR     5 YEARS     10 YEARS     SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        5/5/1993        8.83%      -2.70%       5.99%           8.99%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                 5/2/1994        5.31%      -1.44%       7.46%           9.05%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                        9/10/2001        7.62%                                   9.67%
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                1/25/1995       14.45%      -1.51%      10.13%          14.92%
-----------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 10/1/1997        4.68%       0.24%                       4.61%
-----------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II         3/28/1994        2.03%       4.78%       5.43%           5.58%
-----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        3/1/1994        2.66%       7.33%       5.89%           6.28%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                     11/3/1997       16.85%       6.55%                       9.26%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio              11/3/1997        8.86%       0.19%                       1.50%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                            11/3/1997        5.67%      -3.61%                       4.41%
-----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                           1/6/1999        1.60%       8.82%                       8.51%
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            11/8/1996       10.55%       8.03%                       9.50%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             9/27/1996       27.43%      17.41%                       2.98%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        5/11/1992       10.17%       3.38%       8.10%           9.34%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         3/15/1994        8.86%       6.07%       9.38%           9.24%
-----------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                    11/4/1997        3.99%       9.87%                       8.49%
-----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                     12/3/2001        1.31%                                   8.53%
-----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                 12/11/1989        3.25%       3.10%      10.22%          11.94%
-----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                      9/15/1999        8.22%      10.30%                      15.34%
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                  7/11/2002        2.90%                                  10.80%
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                   8/2/2002        8.15%                                  14.76%
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                 9/18/2001        4.86%                                   4.96%
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                    7/13/2000       14.06%       5.72%                       3.79%
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                7/16/2001        9.71%                                  11.90%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                           12/31/1982        3.71%      -7.49%       2.50%          11.43%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                             3/2/1998        4.18%      -6.30%                       4.92%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                           1/29/1996        1.18%      -7.11%                       5.96%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     5/1/1990       18.57%       4.09%       8.53%           7.92%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                               12/15/1999        8.85%      -5.77%                      -5.74%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    8/12/2002       15.64%                                  19.48%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         7/14/1997        3.69%      -0.68%                       4.20%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       5/1/1995       15.10%      20.70%      16.22%          16.90%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                   3/2/1998        4.80%       0.98%                       4.22%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                 8/15/2000        9.34%      -1.74%                      -4.58%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series             9/17/1984        1.79%       3.39%       7.72%          10.44%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      10/8/1982        2.58%       1.85%       3.53%           5.27%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        12/31/1982        1.78%       7.77%       6.93%           9.17%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series       6/2/2003        1.36%                                   3.74%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                    8/12/2002       -0.91%                                   5.51%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series             8/12/2002        9.10%                                  16.27%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        8/12/2002        8.65%                                  14.14%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          12/15/1999        1.05%       1.37%                       0.59%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              8/15/2000        1.24%      -7.07%                     -14.23%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            3/2/1998        7.73%      15.51%                       8.62%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        11/20/2000        7.46%      14.96%                      16.02%
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                        3/2/1998        5.43%      -1.14%                       7.17%
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                            5/1/2003       -5.24%                                  -6.31%
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                            5/7/1997        3.96%      -4.01%                       2.81%
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 5/1/2002       13.71%                                   6.71%
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               4/30/2003        7.38%                                  13.54%
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Select                               2/1/1999       16.43%       4.91%                      12.81%
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            5/1/1995       21.53%       9.84%      14.74%          16.96%
-----------------------------------------------------------------------------------------------------------------------------
Wanger Select                                             2/1/1999       10.49%      11.67%                      14.52%
-----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             5/1/1995       11.25%      11.81%      15.27%          15.89%
-----------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

    The Dow Jones Industrial Average(SM)(DJIA)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R)(S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Forbes
    Fortune
    Consumer Reports
    Investor's Business Daily
    Financial Planning
    Financial Services Weekly
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business. State regulation includes certain limitations on the investments we make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.

REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Kathleen A. McGah, Vice President and Counsel and Brian Giantonio, Vice President, and Counsel, The Phoenix Life Insurance Company, have provided opinions on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

A N N U A L  R E P O R T







                                    P H O E N I X  L I F E  A N D  A N N U I T Y
                      V A R I A B L E  U N I V E R S A L  L I F E  A C C O U N T







                                                               DECEMBER 31, 2005
















                                [logo]PHOENIX(R)


                 OL4260 (C) 2006   The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                                                                                      ALGER
                                                                                                                     AMERICAN
                                                    AIM V.I. CAPITAL    AIM V.I. MID CAP                            LEVERAGED
                                                     APPRECIATION -       CORE EQUITY -      AIM V.I. PREMIER         ALLCAP -
                                                        CLASS I              CLASS I         EQUITY - CLASS I         CLASS O
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       106,931     $        42,433     $        53,680      $       492,066
          Shares                                    {          4,333}   {          3,118}   {          2,405}    {         14,148}
          Cost                                      {$        80,596}   {$        42,054}   {$        45,256}    {$       367,809}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       106,931     $        42,433     $        53,680      $      492,066

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       106,931     $        42,433     $        53,680      $       492,066
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                              33,654              38,751              19,424              222,983
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          3.18     $          1.10     $          2.76      $          2.21
                             Executive Benefit       $           -       $           -       $           -        $          3.12


                                                        FEDERATED           FEDERATED                                FIDELITY
                                                        FUND FOR        HIGH INCOME BOND       FIDELITY VIP         VIP GROWTH
                                                     U.S. GOVERNMENT    FUND II - PRIMARY    CONTRAFUND(R) -      OPPORTUNITIES -
                                                      SECURITIES II           SHARES          SERVICE CLASS        SERVICE CLASS
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       525,626     $       160,359     $       441,207      $         6,147
          Shares                                    {         46,270}   {         20,718}   {         14,265}    {            355}
          Cost                                      {$       533,766}   {$       154,589}   {$       360,936}    {$         5,547}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       525,626     $       160,359     $       441,207      $         6,147

Liabilities:
      Payable to Phoenix Life and Annuity Company    $             -     $             -     $             -      $             -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       525,626     $       160,359     $       441,207      $         6,147
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                             138,853              38,239              96,534                1,825
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          3.79     $          4.19     $          4.57      $          3.37
                             Executive Benefit       $          3.67     $          4.19     $          4.57      $             -


                        See Notes to Financial Statements
                                      SA-1

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                                                   LORD ABBETT
                                                      FIDELITY VIP                            LORD ABBETT           GROWTH AND
                                                    GROWTH - SERVICE    LAZARD RETIREMENT   BOND-DEBENTURE -         INCOME -
                                                         CLASS              SMALL CAP           CLASS VC             CLASS VC
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       409,085     $           279     $        59,036      $       222,422
          Shares                                    {         12,190                  17}   {          5,138}    {          8,502}
          Cost                                      {$       344,408     $           267}   {$        59,789}    {$       221,358}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       409,085     $           279     $        59,036      $       222,422

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $            -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       409,085     $           279     $        59,036      $       222,422
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                             162,289                 253              57,259              210,118
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          2.52     $          1.10     $          1.03      $          1.06
                             Executive Benefit       $          2.81     $           -       $           -        $           -


                                                       LORD ABBETT        MUTUAL SHARES
                                                     MID-CAP VALUE -      SECURITIES -      PHOENIX MID-CAP     PHOENIX STRATEGIC
                                                         CLASS VC            CLASS 2               GROWTH              THEME
                                                        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       131,740     $       947,365     $       631,829      $        14,852
          Shares                                    {          6,247}   {         52,139}   {         48,869}    {          1,422}
          Cost                                      {$       125,159}   {$       721,810}   {$       575,246}    {$        28,507}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       131,740     $       947,365     $       631,829      $        14,852

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       131,740     $       947,365     $       631,829      $        14,852
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                             120,619             233,880             335,165                9,829
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          1.09     $          4.05     $          1.89      $          1.51
                             Executive Benefit       $           -       $          4.05     $          1.90      $           -



                        See Notes to Financial Statements
                                      SA-2

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                              PHOENIX-ALGER          PHOENIX-
                                                    PHOENIX-ABERDEEN       PHOENIX-AIM          SMALL-CAP       ALLIANCE/BERNSTEIN
                                                      INTERNATIONAL          GROWTH               GROWTH          ENHANCED INDEX
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $        39,369     $       132,997     $        25,334      $         6,419
          Shares                                    {          2,755}   {         19,056}   {          1,622}    {            567}
          Cost                                      {$        24,588}   {$       170,042}   {$        22,450}    {$         7,448}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $        39,369     $       132,997     $        25,334      $         6,419

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $        39,369     $       132,997     $        25,334      $         6,419
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                               8,849              73,595               4,623                2,409
                                                    =================   =================   =================    =================
               Unit Value
                             Corporate Edge          $          4.45     $          1.81     $          5.48      $          2.66
                             Executive Benefit       $          4.45     $          1.83     $           -        $          2.56


                                                     PHOENIX-DUFF &                         PHOENIX-ENGEMANN     PHOENIX-ENGEMANN
                                                   PHELPS REAL ESTATE   PHOENIX-ENGEMANN       GROWTH AND           SMALL-CAP
                                                       SECURITIES        CAPITAL GROWTH          INCOME               GROWTH
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       174,275     $        31,747     $       340,007      $       187,453
          Shares                                    {          6,140}   {          2,150}   {         27,160}    {         24,129}
          Cost                                      {$       128,752}   {$        27,968}   {$       277,547}    {$       124,446}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       174,275     $        31,747     $       340,007      $       187,453

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       174,275     $        31,747     $       340,007      $       187,453
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                              23,293              11,673             103,573               65,742
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          7.48     $          2.72     $          3.28      $          2.85
                             Executive Benefit       $          7.48     $          1.62     $          2.84      $          3.35





                        See Notes to Financial Statements
                                      SA-3

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                     PHOENIX-ENGEMANN                                             PHOENIX-GOODWIN
                                                        STRATEGIC       PHOENIX-ENGEMANN     PHOENIX-GOODWIN        MULTI-SECTOR
                                                        ALLOCATION        VALUE EQUITY         MONEY MARKET         FIXED INCOME
                                                        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       300,872     $       408,727     $     2,036,139      $       538,098
          Shares                                    {         21,840}   {         29,757}   {        203,614}    {         58,885}
          Cost                                      {$       281,076}   {$       371,415}   {$     2,036,139}    {$       538,904}
      Dividends receivable                           $           -       $           -       $           205      $           -
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       300,872     $       408,727     $     2,036,344      $       538,098

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $             -     $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       300,872     $       408,727     $     2,036,344      $       538,098
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                              84,769             131,538             605,356              127,181
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          3.55     $          3.11     $          3.36      $          4.23
                             Executive Benefit       $          3.52     $          3.14     $          3.21      $          4.23


                                                     PHOENIX-GOODWIN      PHOENIX-LAZARD
                                                    MULTI-SECTOR SHORT    INTERNATIONAL      PHOENIX-NORTHERN     PHOENIX-NORTHERN
                                                        TERM BOND         EQUITY SELECT          DOW 30          NASDAQ-100 INDEX(R)
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $        49,721     $       199,378     $       103,064      $       125,166
          Shares                                    {          5,010}   {         13,255}   {         11,150}    {         28,724}
          Cost                                      {$        50,187}   {$       146,041}   {$        93,366}    {$       111,594}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $        49,721     $       199,378     $       103,064      $       125,166

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $        49,721     $       199,378     $       103,064      $       125,166
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                              45,228              42,463              31,852               42,781
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          1.10     $          4.70     $          3.24      $          2.93
                             Executive Benefit       $           -       $           -       $          3.24      $          2.93





                        See Notes to Financial Statements
                                      SA-4

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                     PHOENIX-SANFORD     PHOENIX-SANFORD
                                                    BERNSTEIN MID-CAP    BERNSTEIN SMALL-    RYDEX VARIABLE        RYDEX VARIABLE
                                                         VALUE              CAP VALUE          TRUST JUNO            TRUST NOVA
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       369,094     $       893,562     $           511      $        17,772
          Shares                                    {         26,335}   {         52,500}   {             25}    {          2,076}
          Cost                                      {$       316,777}   {$       707,990}   {$           597}    {$        13,438}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       369,094     $       893,562     $           511      $        17,772

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       369,094     $       893,562     $           511      $        17,772
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                              65,249             161,268                 570               12,183
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          5.66     $          5.54     $          0.90      $          1.46
                             Executive Benefit       $          6.81     $           -       $           -        $           -


                                                      RYDEX VARIABLE                                                 TEMPLETON
                                                       TRUST SECTOR     SCUDDER VIT EQUITY    TECHNOLOGY -       DEVELOPING MARKETS
                                                         ROTATION      500 INDEX - CLASS A      CLASS I         SECURITIES - CLASS 2
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $           764     $       959,774     $         1,859      $            10
          Shares                                    {             60}   {         73,209}   {            519}    {              1}
          Cost                                      {$           554}   {$       752,442}   {$         6,443}    {$             6}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $           764     $       959,774     $         1,859      $            10

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $           764     $       959,774     $         1,859      $            10
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                                 523             260,361               2,450                    2
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          1.46     $          3.69     $          0.76      $           -
                             Executive Benefit       $           -       $           -       $          0.75      $          5.49



                        See Notes to Financial Statements
                                      SA-5

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                        TEMPLETON           TEMPLETON           TEMPLETON
                                                         FOREIGN           GLOBAL ASSET          GROWTH               WANGER
                                                       SECURITIES -        ALLOCATION -        SECURITIES -        INTERNATIONAL
                                                         CLASS 2             CLASS 2             CLASS 2              SELECT
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       399,947     $            41     $       510,843      $       168,198
          Shares                                    {         25,605}   {              2}   {         36,991}    {          8,568}
          Cost                                      {$       277,413}   {$            39}   {$       380,884}    {$       104,954}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       399,947     $            41     $       510,843      $       168,198

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       399,947     $            41     $       510,843      $       168,198
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                             111,504                   9             126,192               48,446
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          3.59     $           -       $          4.05      $          3.47
                             Executive Benefit       $           -       $          4.37     $          4.05      $           -



                                                         WANGER                                WANGER U.S.
                                                      INTERNATIONAL          WANGER              SMALLER
                                                        SMALL CAP            SELECT             COMPANIES
                                                        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------
Assets:
      Investments at fair value                      $       281,489     $       322,259     $       354,539
          Shares                                    {          9,190}   {         14,221}   {         10,159
          Cost                                      {$       179,142}   {$       246,050}   {$       211,253
                                                    -----------------   -----------------   -----------------
      Total Assets                                   $       281,489     $       322,259     $       354,539

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -
                                                    -----------------   -----------------   -----------------
               Total Net Assets                      $       281,489     $       322,259     $       354,539
                                                    =================   =================   =================
                                                    =================   =================   =================
               Units Outstanding                              71,914              62,029              74,089
                                                    =================   =================   =================

               Unit Value
                             Corporate Edge          $          3.91     $          5.20     $          4.79
                             Executive Benefit       $          3.67     $          5.55     $          5.48



                        See Notes to Financial Statements
                                      SA-6

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                          AIM V.I.          AIM V.I.                                   ALGER
                                                          CAPITAL         MID CAP CORE          AIM V.I.              AMERICAN
                                                       APPRECIATION -       EQUITY -        PREMIER EQUITY -         LEVERAGED
                                                         CLASS I            CLASS I             CLASS I           ALLCAP - CLASS O
                                                        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $            65     $           214     $           676      $           -
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                      65                 214                 676                  -
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              5,750              (4,170)             10,811                3,419
      Realized gain distributions                                -                 1,306                 -                    -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                     5,750              (2,864)             10,811                3,419
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                          2,593               1,290              (5,950)              60,303
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $         8,408     $        (1,360)    $         5,537      $        63,722
                                                    =================   =================   =================    =================


                                                      FEDERATED FUND      FEDERATED HIGH                          FIDELITY VIP
                                                        FOR U.S.           INCOME BOND        FIDELITY VIP           GROWTH
                                                       GOVERNMENT            FUND II -        CONTRAFUND(R) -     OPPORTUNITIES -
                                                      SECURITIES II       PRIMARY SHARES     SERVICE CLASS        SERVICE CLASS
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $        22,219     $        13,645     $           588      $            37
Expenses:
      Mortality and expense fees                                   -                 -                   -                    -
      Indexing (gain) loss                                         -                 -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                  22,219              13,645                 588                   37
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                703                 249              19,781                    8
      Realized gain distributions                                  -                 -                    53                  -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                       703                 249              19,834                    8
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        (11,121)             (9,499)             40,892                  329
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $        11,801     $         4,395     $        61,314      $           374
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-7

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                      FIDELITY VIP           LAZARD           LORD ABBETT           LORD ABBETT
                                                         GROWTH -          RETIREMENT        BOND-DEBENTURE -    GROWTH AND INCOME -
                                                      SERVICE CLASS         SMALL CAP           CLASS VC              CLASS VC
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         1,705     $           -       $         2,834      $         2,130
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                   1,705                 -                 2,834                2,130
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              8,862                   1                   2                    8
      Realized gain distributions                                -                    21                 620               13,012
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                     8,862                  22                 622               13,020
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                         11,451                  12                (753)               1,064
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $        22,018     $            34     $         2,703      $        16,214
                                                    =================   =================   =================    =================




                                                      LORD ABBETT         MUTUAL SHARES
                                                     MID-CAP VALUE -       SECURITIES -      PHOENIX MID-CAP          PHOENIX
                                                        CLASS VC             CLASS 2             GROWTH           STRATEGIC THEME
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $           559     $         8,105     $           -        $           -
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                     559               8,105                 -                    -
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              1,322               5,785                (985)             (14,217)
      Realized gain distributions                              7,642               3,036                 -                    -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                     8,964               8,821                (985)             (14,217)
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                          6,580              75,537              26,460               14,906
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $        16,103     $        92,463     $        25,475      $           689
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-8

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                             PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                                     PHOENIX-ABERDEEN      PHOENIX-AIM         SMALL-CAP         BERNSTEIN ENHANCED
                                                      INTERNATIONAL          GROWTH             GROWTH                INDEX
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         1,833     $           -       $           -        $           248
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                   1,833                 -                   -                    248
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             33,084             (39,806)                118               (4,937)
      Realized gain distributions                                -                   -                 2,103                  -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                    33,084             (39,806)              2,221               (4,937)
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        (26,017)             61,871               1,268                5,394
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $         8,900     $        22,065     $         3,489      $           705
                                                    =================   =================   =================    =================



                                                      PHOENIX-DUFF &
                                                    PHELPS REAL ESTATE   PHOENIX-ENGEMANN    PHOENIX-ENGEMANN     PHOENIX-ENGEMANN
                                                       SECURITIES         CAPITAL GROWTH    GROWTH AND INCOME     SMALL-CAP GROWTH
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         3,652     $            21     $         3,629      $           -
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                   3,652                  21               3,629                  -
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             37,965              (7,855)              6,594               18,904
      Realized gain distributions                              9,858                 -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                    47,823              (7,855)              6,594               18,904
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        (19,901)              8,651               6,775               (1,507)
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $        31,574     $           817     $        16,998      $        17,397
                                                    =================   =================   =================    =================




                        See Notes to Financial Statements
                                      SA-9

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                     PHOENIX-ENGEMANN                                             PHOENIX-GOODWIN
                                                        STRATEGIC        PHOENIX-ENGEMANN    PHOENIX-GOODWIN        MULTI-SECTOR
                                                        ALLOCATION         VALUE EQUITY        MONEY MARKET         FIXED INCOME
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         7,876     $         4,748     $        53,135      $        28,334
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                   7,876               4,748              53,135               28,334
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              7,301               1,194                 -                  2,667
      Realized gain distributions                              8,577                 -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                    15,878               1,194                 -                  2,667
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        (18,353)             15,507                 -                (19,799)
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $         5,401     $        21,449     $        53,135      $        11,202
                                                    =================   =================   =================    =================



                                                     PHOENIX-GOODWIN                         PHOENIX-LAZARD
                                                      MULTI-SECTOR        PHOENIX-KAYNE      INTERNATIONAL        PHOENIX-NORTHERN
                                                     SHORT TERM BOND     RISING DIVIDENDS    EQUITY SELECT             DOW 30
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         1,353     $           -       $         2,221      $         2,238
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                   1,353                 -                 2,221                2,238
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                -                 4,030                  10                6,006
      Realized gain distributions                                -                   -                   916                  -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                       -                 4,030                 926                6,006
                                                    -----------------   -----------------   -----------------    -----------------

sChange in unrealized appreciation (depreciation)
      during the year                                           (466)             (6,062)             12,735               (6,990)
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $           887     $        (2,032)    $        15,882      $         1,254
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-10

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)



                                                     PHOENIX-NORTHERN    PHOENIX-SANFORD     PHOENIX-SANFORD
                                                        NASDAQ-100      BERNSTEIN MID-CAP   BERNSTEIN SMALL-CAP   RYDEX VARIABLE
                                                         INDEX(R)             VALUE               VALUE             TRUST JUNO
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $           -       $           478     $           -        $           -
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                    (1)                 -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                     -                   478                   1                  -
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              6,478              16,749               2,526                  (14)
      Realized gain distributions                                -                26,769              48,257                  -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                     6,478              43,518              50,783                  (14)
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                         (4,888)            (10,746)             12,760                  (18)
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $         1,590     $        33,250     $        63,544      $           (32)
                                                    =================   =================   =================    =================




                                                                          RYDEX VARIABLE       SCUDDER VIT
                                                      RYDEX VARIABLE       TRUST SECTOR     EQUITY 500 INDEX -      TECHNOLOGY -
                                                        TRUST NOVA           ROTATION            CLASS A              CLASS I
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $            56     $           -       $        13,840      $           -
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                      56                 -                13,840                  -
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                 13                  31               1,805             (139,772)
      Realized gain distributions                                -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                        13                  31               1,805             (139,772)
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                            631                  64              27,929              142,019
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $           700     $            95     $        43,574      $         2,247
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-11

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                        TEMPLETON
                                                        DEVELOPING          TEMPLETON           TEMPLETON            TEMPLETON
                                                          MARKETS            FOREIGN           GLOBAL ASSET           GROWTH
                                                        SECURITIES -        SECURITIES -        ALLOCATION -         SECURITIES -
                                                         CLASS 2             CLASS 2             CLASS 2              CLASS 2
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $           262     $         3,822     $           -        $         5,570
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                     262               3,822                 -                  5,570
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              7,097               2,220               2,418                8,404
      Realized gain distributions                                -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                     7,097               2,220               2,418                8,404
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                         (4,189)             28,899              (1,869)              30,255
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $         3,170     $        34,941     $           549      $        44,229
                                                    =================   =================   =================    =================




                                                         WANGER              WANGER                                 WANGER U.S.
                                                      INTERNATIONAL       INTERNATIONAL           WANGER             SMALLER
                                                         SELECT            SMALL CAP              SELECT            COMPANIES
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         3,047     $         2,517     $           -        $           -
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                   3,047               2,517                 -                    -
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              1,626              12,631              14,428               33,717
      Realized gain distributions                                -                   -                21,805                  -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                     1,626              12,631              36,233               33,717
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                         19,761              40,373              (6,695)               8,868
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $        24,434     $        55,521     $        29,538      $        42,585
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-12

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004


                                                       AIM V.I. CAPITAL APPRECIATION -          AIM V.I. MID CAP CORE EQUITY -
                                                                  CLASS I                                 CLASS I
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $            65     $           -       $           214      $            53
          Realized gains (losses)                              5,750                 810              (2,864)               1,562
          Unrealized appreciation (depreciation)
               during the year                                 2,593               7,412               1,290                 (910)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          8,408               8,222              (1,360)                 705
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                 8,246                 279              27,427                  -
          Transfers between subaccounts
               (including fixed account), net                (31,609)             (2,966)            (19,610)              35,607
          Transfers for contract
               benefits and terminations                         (39)             (2,568)                -                    -
          Contract maintenance charges                        (1,176)             (1,719)               (321)                 (15)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (24,578)             (6,974)              7,496               35,592
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (16,170)              1,248               6,136               36,297

Net assets at beginning of period                            123,101             121,853              36,297                  -
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       106,931     $       123,101     $        42,433      $        36,297
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-13

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                          AIM V.I. PREMIER EQUITY -            ALGER AMERICAN LEVERAGED ALLCAP -
                                                                  CLASS I                                 CLASS O
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           676     $           529     $           -        $           -
          Realized gains (losses)                             10,811                   5               3,419               (4,690)
          Unrealized appreciation (depreciation)
               during the year                                (5,950)              5,909              60,303               35,313
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          5,537               6,443              63,722               30,623
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                19,993               9,259              46,198               32,234
          Transfers between subaccounts
               (including fixed account), net                (81,192)             15,584              (6,562)              13,702
          Transfers for contract
               benefits and terminations                      (6,310)               (211)            (29,678)             (33,612)
          Contract maintenance charges                        (1,382)             (1,214)             (9,192)              (7,160)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (68,891)             23,418                 766                5,164
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (63,354)             29,861              64,488               35,787

Net assets at beginning of period                            117,034              87,173             427,578              391,791
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $        53,680     $       117,034     $       492,066      $       427,578
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-14

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     FEDERATED FUND FOR U.S. GOVERNMENT       FEDERATED HIGH INCOME BOND FUND II -
                                                               SECURITIES II                           PRIMARY SHARES
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        22,219     $        24,436     $        13,645      $        11,037
          Realized gains (losses)                                703                (471)                249                 (699)
          Unrealized appreciation (depreciation)
               during the year                               (11,121)             (4,844)             (9,499)               4,481
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         11,801              19,121               4,395               14,819
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                61,817              15,458              23,992                3,092
          Transfers between subaccounts
               (including fixed account), net                 23,309             (33,775)               (913)              (1,940)
          Transfers for contract
               benefits and terminations                    (102,567)             (8,045)            (23,066)              (3,665)
          Contract maintenance charges                        (7,462)             (6,123)             (2,716)              (2,365)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (24,903)            (32,485)             (2,703)              (4,878)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (13,102)            (13,364)              1,692                9,941

Net assets at beginning of period                            538,728             552,092             158,667              148,726
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       525,626     $       538,728     $       160,359      $       158,667
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-15

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         FIDELITY VIP CONTRAFUND(R) -         FIDELITY VIP GROWTH OPPORTUNITIES -
                                                                SERVICE CLASS                            SERVICE CLASS
                                                                 SUBACCOUNT                               SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           588     $           353     $            37      $            77
          Realized gains (losses)                             19,834               8,330                   8                2,968
          Unrealized appreciation (depreciation)
               during the year                                40,892              21,106                 329               (2,385)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         61,314              29,789                 374                  660
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                34,746               6,988               1,396                4,488
          Transfers between subaccounts
               (including fixed account), net                189,188             125,947                 (75)             (40,851)
          Transfers for contract
               benefits and terminations                    (122,530)             (7,284)                  -               (3,365)
          Contract maintenance charges                        (5,514)             (1,624)               (168)                (308)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              95,890             124,027               1,153              (40,036)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               157,204             153,816               1,527              (39,376)

Net assets at beginning of period                            284,003             130,187               4,620               43,996
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       441,207     $       284,003     $         6,147      $         4,620
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-16

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)



                                                     FIDELITY VIP GROWTH - SERVICE CLASS         LAZARD RETIREMENT SMALL CAP
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         1,705     $         1,561     $           -        $           -
          Realized gains (losses)                              8,862              34,578                  22                  -
          Unrealized appreciation (depreciation)
               during the year                                11,451             (22,302)                 12                  -
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         22,018              13,837                  34                  -
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                19,965               3,092                 -                    -
          Transfers between subaccounts
               (including fixed account), net                (30,634)             45,663                 274                  -
          Transfers for contract
               benefits and terminations                     (48,575)            (45,331)                -                    -
          Contract maintenance charges                        (6,326)             (5,171)                (29)                 -
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (65,570)             (1,747)                245                  -
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (43,552)             12,090                 279                  -

Net assets at beginning of period                            452,637             440,547                 -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       409,085     $       452,637     $           279      $           -
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-17

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         LORD ABBETT BOND-DEBENTURE -           LORD ABBETT GROWTH AND INCOME -
                                                                  CLASS VC                                 CLASS VC
                                                                 SUBACCOUNT                               SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         2,834     $           -       $         2,130      $           -
          Realized gains (losses)                                622                 -                13,020                  -
          Unrealized appreciation (depreciation)
               during the year                                  (753)                -                 1,064                  -
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          2,703                 -                16,214                  -
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                 7,621                 -                 3,067                  -
          Transfers between subaccounts
               (including fixed account), net                 49,575                 -               203,971                  -
          Transfers for contract
               benefits and terminations                         -                   -                   -                    -
          Contract maintenance charges                          (863)                -                  (830)                 -
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              56,333                 -               206,208                  -
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                59,036                 -               222,422                  -

Net assets at beginning of period                                -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $        59,036     $           -       $       222,422      $           -
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-18

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         LORD ABBETT MID-CAP VALUE -
                                                                  CLASS VC                    MUTUAL SHARES SECURITIES - CLASS 2
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                 2004
                                                          ----                ----                ----                 ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           559     $           -       $         8,105      $         5,332
          Realized gains (losses)                              8,964                 -                 8,821                9,753
          Unrealized appreciation (depreciation)
               during the year                                 6,580                 -                75,537               72,713
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         16,103                 -                92,463               87,798
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                 4,309                 -                49,073                3,092
          Transfers between subaccounts
               (including fixed account), net                111,531                 -               118,927              (28,507)
          Transfers for contract
               benefits and terminations                           -                 -               (40,106)             (10,821)
          Contract maintenance charges                          (203)                -               (21,105)             (13,082)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             115,637                 -               106,789              (49,318)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               131,740                 -               199,252               38,480

Net assets at beginning of period                                  -                 -               748,113              709,633
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       131,740     $           -       $       947,365      $       748,113
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-19

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                          PHOENIX MID-CAP GROWTH                   PHOENIX STRATEGIC THEME
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                 2004
                                                          ----                ----                ----                 ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           -       $             2     $           -        $            (3)
          Realized gains (losses)                               (985)             (3,916)            (14,217)              (7,181)
          Unrealized appreciation (depreciation)
               during the year                                26,460              39,445              14,906               15,684
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         25,475              35,531                 689                8,500
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                52,964              12,222               5,242               21,443
          Transfers between subaccounts
               (including fixed account), net                    528              (6,855)            (19,013)             (14,654)
          Transfers for contract
               benefits and terminations                     (18,507)            (28,451)               (602)            (345,475)
          Contract maintenance charges                       (14,738)            (11,245)             (1,448)              (7,489)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              20,247             (34,329)            (15,821)            (346,175)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                45,722               1,202             (15,132)            (337,675)

Net assets at beginning of period                            586,107             584,905              29,984              367,659
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       631,829     $       586,107     $        14,852      $        29,984
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-20

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        PHOENIX-ABERDEEN INTERNATIONAL               PHOENIX-AIM GROWTH
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         1,833     $         3,041     $           -        $           527
          Realized gains (losses)                             33,084               5,889             (39,806)              26,364
          Unrealized appreciation (depreciation)
               during the year                               (26,017)             11,953              61,871               (6,988)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          8,900              20,883              22,065               19,903
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                 5,112              21,818              24,428               74,531
          Transfers between subaccounts
               (including fixed account), net                (77,037)              1,344               3,275              (10,677)
          Transfers for contract
               benefits and terminations                     (21,577)            (31,024)           (182,396)            (693,821)
          Contract maintenance charges                        (1,073)             (1,870)             (7,892)             (19,874)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (94,575)             (9,732)           (162,585)            (649,841)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (85,675)             11,151            (140,520)            (629,938)

Net assets at beginning of period                            125,044             113,893             273,517              903,455
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $        39,369     $       125,044     $       132,997      $       273,517
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-21

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                PHOENIX-ALLIANCE/BERNSTEIN
                                                       PHOENIX-ALGER SMALL-CAP GROWTH                 ENHANCED INDEX
                                                                 SUBACCOUNT                             SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           -       $            (1)    $           248      $           825
          Realized gains (losses)                              2,221               5,443              (4,937)             (15,240)
          Unrealized appreciation (depreciation)
               during the year                                 1,268                (250)              5,394               17,234
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          3,489               5,192                 705                2,819
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                 1,236                 -                 5,284                6,183
          Transfers between subaccounts
               (including fixed account), net                   (590)            (28,503)                684               (7,511)
          Transfers for contract
               benefits and terminations                         -               (13,891)            (39,366)             (64,623)
          Contract maintenance charges                          (485)               (267)             (1,813)              (3,037)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                                 161             (42,661)            (35,211)             (68,988)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                 3,650             (37,469)            (34,506)             (66,169)

Net assets at beginning of period                             21,684              59,153              40,925              107,094
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $        25,334     $        21,684     $         6,419      $        40,925
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-22

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      PHOENIX-DUFF & PHELPS REAL ESTATE
                                                                SECURITIES                     PHOENIX-ENGEMANN CAPITAL GROWTH
                                                                SUBACCOUNT                                SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         3,652     $         5,479     $            21      $           447
          Realized gains (losses)                             47,823              36,447              (7,855)               9,289
          Unrealized appreciation (depreciation)
               during the year                               (19,901)             25,187               8,651               (5,824)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         31,574              67,113                 817                3,912
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                21,083              12,366               3,715                9,462
          Transfers between subaccounts
               (including fixed account), net                (31,457)            (25,438)                166              (68,745)
          Transfers for contract
               benefits and terminations                    (116,688)            (30,635)            (19,316)             (17,269)
          Contract maintenance charges                        (5,084)             (2,945)             (1,229)              (5,001)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (132,146)            (46,652)            (16,664)             (81,553)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                              (100,572)             20,461             (15,847)             (77,641)

Net assets at beginning of period                            274,847             254,386              47,594              125,235
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       174,275     $       274,847     $        31,747      $        47,594
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-23

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      PHOENIX-ENGEMANN GROWTH AND INCOME      PHOENIX-ENGEMANN SMALL-CAP GROWTH
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         3,629     $         4,029     $           -        $           278
          Realized gains (losses)                              6,594               5,012              18,904                  161
          Unrealized appreciation (depreciation)
               during the year                                 6,775              27,462              (1,507)              21,280
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         16,998              36,503              17,397               21,719
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                40,481               9,275              12,293                6,184
          Transfers between subaccounts
               (including fixed account), net                (60,444)             12,382             (48,027)              17,153
          Transfers for contract
               benefits and terminations                     (20,147)             (6,462)            (41,717)             (17,570)
          Contract maintenance charges                        (4,745)             (4,157)             (3,609)              (2,919)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (44,855)             11,038             (81,060)               2,848
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (27,857)             47,541             (63,663)              24,567

Net assets at beginning of period                            367,864             320,323             251,116              226,549
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       340,007     $       367,864     $       187,453      $       251,116
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-24

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         PHOENIX-ENGEMANN STRATEGIC
                                                                 ALLOCATION                     PHOENIX-ENGEMANN VALUE EQUITY
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         7,876     $        10,513     $         4,748      $         2,220
          Realized gains (losses)                             15,878              17,583               1,194                  653
          Unrealized appreciation (depreciation)
               during the year                               (18,353)              2,430              15,507               32,191
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          5,401              30,526              21,449               35,064
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                54,294              46,745              47,408               24,960
          Transfers between subaccounts
               (including fixed account), net                (73,350)            (62,519)              2,508              235,567
          Transfers for contract
               benefits and terminations                     (85,180)            (18,782)            (31,187)             (33,704)
          Contract maintenance charges                        (5,970)             (6,901)             (8,552)              (4,487)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (110,206)            (41,457)             10,177              222,336
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                              (104,805)            (10,931)             31,626              257,400

Net assets at beginning of period                            405,677             416,608             377,101              119,701
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       300,872     $       405,677     $       408,727      $       377,101
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-25

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                PHOENIX-GOODWIN MULTI-SECTOR
                                                         PHOENIX-GOODWIN MONEY MARKET                   FIXED INCOME
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        53,135     $        16,900     $        28,334      $        29,560
          Realized gains (losses)                                -                   -                 2,667               (1,492)
          Unrealized appreciation (depreciation)
               during the year                                   -                   -               (19,799)               7,673
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         53,135              16,900              11,202               35,741
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                               569,985              30,916              66,730               56,165
          Transfers between subaccounts
               (including fixed account), net                 15,586            (552,972)             24,202              380,518
          Transfers for contract
               benefits and terminations                    (461,770)         (1,254,281)           (190,103)             (68,009)
          Contract maintenance charges                       (50,203)            (35,629)             (6,206)              (4,369)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              73,598          (1,811,966)           (105,377)             364,305
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               126,733          (1,795,066)            (94,175)             400,046

Net assets at beginning of period                          1,909,611           3,704,677             632,273              232,227
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $     2,036,344     $     1,909,611     $       538,098      $       632,273
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-26

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        PHOENIX-GOODWIN MULTI-SECTOR
                                                              SHORT TERM BOND                   PHOENIX-KAYNE RISING DIVIDENDS
                                                                 SUBACCOUNT                               SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                 2004
                                                          ----                ----                ----                 ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         1,353     $            33     $           -        $           898
          Realized gains (losses)                                -                    (3)              4,030                  -
          Unrealized appreciation (depreciation)
               during the year                                  (466)                 15              (6,062)               2,011
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                            887                  45              (2,032)               2,909
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                   -                     7                 -                 15,991
          Transfers between subaccounts
               (including fixed account), net                 48,834              (3,371)            (64,328)               2,338
          Transfers for contract
               benefits and terminations                         -                   (79)                -                    -
          Contract maintenance charges                           -                    10                 -                    -
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              48,834              (3,433)            (64,328)              18,329
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                49,721              (3,388)            (66,360)              21,238

Net assets at beginning of period                                -                 3,388              66,360               45,122
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                                 $ 49,721     $           -       $           -        $        66,360
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-27

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     PHOENIX-LAZARD INTERNATIONAL EQUITY
                                                                   SELECT                          PHOENIX-NORTHERN DOW 30
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         2,221     $         1,934     $         2,238      $         2,437
          Realized gains (losses)                                926               9,909               6,006                3,298
          Unrealized appreciation (depreciation)
               during the year                                12,735              14,387              (6,990)                 857
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         15,882              26,230               1,254                6,592
                                                    -----------------   -----------------   -----------------    -----------------
Contract transactions:
          Payments received from
               contract owners                                 5,810                 -                24,164                3,092
          Transfers between subaccounts
               (including fixed account), net                    (40)            (33,650)            (52,963)             (36,886)
          Transfers for contract
               benefits and terminations                         -               (21,089)            (19,432)              (4,512)
          Contract maintenance charges                        (2,093)             (2,465)             (2,015)              (1,287)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                               3,677             (57,204)            (50,246)             (39,593)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                19,559             (30,974)            (48,992)             (33,001)

Net assets at beginning of period                            179,819             210,793             152,056              185,057
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       199,378     $       179,819     $       103,064      $       152,056
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-28

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        PHOENIX-NORTHERN NASDAQ-100            PHOENIX-SANFORD BERNSTEIN MID-CAP
                                                                  INDEX(R)                                  VALUE
                                                                 SUBACCOUNT                               SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           -       $           727     $           478      $           508
          Realized gains (losses)                              6,478                (661)             43,518               23,614
          Unrealized appreciation (depreciation)
               during the year                                (4,888)              8,834             (10,746)              31,056
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          1,590               8,900              33,250               55,178
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                32,429              14,199              25,754               22,667
          Transfers between subaccounts
               (including fixed account), net                 20,326                (439)            126,562               20,420
          Transfers for contract
               benefits and terminations                     (58,630)             (2,309)           (139,915)              (1,729)
          Contract maintenance charges                        (2,899)             (1,310)             (9,836)              (5,820)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              (8,774)             10,141               2,565               35,538
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                (7,184)             19,041              35,815               90,716

Net assets at beginning of period                            132,350             113,309             333,279              242,563
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       125,166     $       132,350     $       369,094      $       333,279
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-29

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         PHOENIX-SANFORD BERNSTEIN
                                                              SMALL-CAP VALUE                     RYDEX VARIABLE TRUST JUNO
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $             1     $            (1)    $           -        $           -
          Realized gains (losses)                             50,783              64,701                 (14)                (204)
          Unrealized appreciation (depreciation)
               during the year                                12,760              85,227                 (18)                 (28)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         63,544             149,927                 (32)                (232)
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                55,983              50,273                 -                     28
          Transfers between subaccounts
               (including fixed account), net                 (6,091)             16,170                 (14)                 -
          Transfers for contract
               benefits and terminations                      (2,921)            (11,418)                -                 (6,871)
          Contract maintenance charges                       (20,671)            (14,015)                (78)                 (74)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              26,300              41,010                 (92)              (6,917)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                             net assets                       89,844             190,937                (124)              (7,149)

Net assets at beginning of period                            803,718             612,781                 635                7,784
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       893,562     $       803,718     $           511      $           635
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-30

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                 RYDEX VARIABLE TRUST SECTOR
                                                         RYDEX VARIABLE TRUST NOVA                         ROTATION
                                                                 SUBACCOUNT                               SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $            56     $             8     $           -        $           -
          Realized gains (losses)                                 13                 992                  31                  619
          Unrealized appreciation (depreciation)
               during the year                                   631               1,420                  64                 (302)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                            700               2,420                  95                  317
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                   696                 778                 -                     28
          Transfers between subaccounts
               (including fixed account), net                    (66)                -                   (55)                   -
          Transfers for contract
               benefits and terminations                         -                (8,196)                -                 (7,698)
          Contract maintenance charges                          (307)               (228)               (107)                 (83)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                                 323              (7,646)               (162)              (7,753)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                 1,023              (5,226)                (67)              (7,436)

Net assets at beginning of period                             16,749              21,975                 831                8,267
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $        17,772     $        16,749     $           764      $           831
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-31

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         SCUDDER VIT EQUITY 500 INDEX -
                                                                    CLASS A                         TECHNOLOGY - CLASS I
                                                                   SUBACCOUNT                            SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        13,840     $         8,737     $           -        $            20
          Realized gains (losses)                              1,805              46,660            (139,772)             (21,778)
          Unrealized appreciation (depreciation)
               during the year                                27,929              37,223             142,019               14,538
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         43,574              92,620               2,247               (7,220)
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                57,638                 -                44,914               55,675
          Transfers between subaccounts
               (including fixed account), net                (15,101)           (204,547)           (244,402)               2,283
          Transfers for contract
               benefits and terminations                      (3,758)                -               (85,749)             (17,269)
          Contract maintenance charges                       (19,774)             22,588              (5,075)              (6,823)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              19,005            (181,959)           (290,312)              33,866
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                62,579             (89,339)           (288,065)              26,646

Net assets at beginning of period                            897,195             986,534             289,924              263,278
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       959,774     $       897,195     $         1,859      $       289,924
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-32

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         TEMPLETON DEVELOPING MARKETS            TEMPLETON FOREIGN SECURITIES -
                                                             SECURITIES - CLASS 2                            CLASS 2
                                                                   SUBACCOUNT                               SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           262     $           305     $         3,822      $         3,173
          Realized gains (losses)                              7,097                 163               2,220               10,237
          Unrealized appreciation (depreciation)
               during the year                                (4,189)              2,944              28,899               40,445
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          3,170               3,412              34,941               53,855
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                 2,641               3,092              21,614                  -
          Transfers between subaccounts
               (including fixed account), net                 (1,348)             (2,978)             44,570              (36,923)
          Transfers for contract
               benefits and terminations                     (21,554)                -                (9,018)             (45,843)
          Contract maintenance charges                           (67)                (40)             (5,995)              (3,939)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (20,328)                 74              51,171              (86,705)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (17,158)              3,486              86,112              (32,850)

Net assets at beginning of period                             17,168              13,682             313,835              346,685
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $            10     $        17,168     $       399,947      $       313,835
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-33

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     TEMPLETON GLOBAL ASSET ALLOCATION -         TEMPLETON GROWTH SECURITIES -
                                                                    CLASS 2                               CLASS 2
                                                                   SUBACCOUNT                            SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                 2004
                                                          ----                ----                ----                 ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           -       $           451     $         5,570      $         3,974
          Realized gains (losses)                              2,418                  41               8,404                2,869
          Unrealized appreciation (depreciation)
               during the year                                (1,869)              1,859              30,255               48,702
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                            549               2,351              44,229               55,545
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                   -                   -                35,914                6,183
          Transfers between subaccounts
               (including fixed account), net                  2,072              14,591              69,667               21,844
          Transfers for contract
               benefits and terminations                     (19,615)                -               (48,166)              (5,276)
          Contract maintenance charges                           -                   -                (8,092)              (4,894)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (17,543)             14,591              49,323               17,857
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (16,994)             16,942              93,552               73,402

Net assets at beginning of period                             17,035                  93             417,291              343,889
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $            41     $        17,035     $       510,843      $       417,291
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-34

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         WANGER INTERNATIONAL SELECT           WANGER INTERNATIONAL SMALL CAP
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         3,047     $           386     $         2,517      $         1,786
          Realized gains (losses)                              1,626               7,009              12,631               26,702
          Unrealized appreciation (depreciation)
               during the year                                19,761              19,410              40,373               24,102
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         24,434              26,805              55,521               52,590
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                   -                    40              16,955               12,833
          Transfers between subaccounts
               (including fixed account), net                 (3,879)             39,359              58,773              (34,120)
          Transfers for contract
               benefits and terminations                      (8,212)            (24,881)            (68,218)             (49,336)
          Contract maintenance charges                        (2,778)             (1,736)             (4,502)              (3,988)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (14,869)             12,782               3,008              (74,611)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                 9,565              39,587              58,529              (22,021)

Net assets at beginning of period                            158,633             119,046             222,960              244,981
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       168,198     $       158,633     $       281,489      $       222,960
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-35

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                WANGER SELECT                   WANGER U.S. SMALLER COMPANIES
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           -       $           -       $           -        $            (3)
          Realized gains (losses)                             36,233               1,480              33,717               12,774
          Unrealized appreciation (depreciation)
               during the year                                (6,695)             40,115               8,868               54,284
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         29,538              41,595              42,585               67,055
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                18,493              19,755              41,509               32,930
          Transfers between subaccounts
               (including fixed account), net                 (1,604)             66,346                 526              (62,374)
          Transfers for contract
               benefits and terminations                     (39,574)            (11,265)           (125,182)             (25,340)
          Contract maintenance charges                        (3,959)             (1,677)             (8,836)              (6,166)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (26,644)             73,159             (91,983)             (60,950)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                 2,894             114,754             (49,398)               6,105

Net assets at beginning of period                            319,365             204,611             403,937              397,832
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       322,259     $       319,365     $       354,539      $       403,937
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-36

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ORGANIZATION

The Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life and Annuity Company ("PLAC"). PLAC is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established July 1, 1996. The Separate Account currently consists of 49 subaccounts that invest in shares of an underlying fund. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds")

The Separate Account invests in the following subaccounts:

---------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
---------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
---------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I
---------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
---------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
---------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
---------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
---------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class
---------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class
---------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio
---------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC
---------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC
---------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
---------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
---------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
---------------------------------------------------------------------------
Phoenix Strategic Theme Series
---------------------------------------------------------------------------
Phoenix-Aberdeen International Series
---------------------------------------------------------------------------
Phoenix-AIM Growth Series
---------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
---------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
---------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
---------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
---------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
---------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
---------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
---------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
---------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
---------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series
---------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
---------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
---------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
---------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
---------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
---------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
---------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
---------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
---------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
---------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
---------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund- Class A
---------------------------------------------------------------------------
Technology Portfolio - Class I (included in Universal Institutional
Funds, Inc. funds)
---------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
---------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
---------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
---------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
---------------------------------------------------------------------------

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------
Wanger International Select
---------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------
Wanger Select
---------------------------------------------------------------------------
Wanger U.S. Smaller Companies
---------------------------------------------------------------------------


Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

The financial statements are presented at a total aggregate separate account level and not at the individual product level as was the case in previous years.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2001 through December 31, 2004) have been reformatted to be consistent with the current year presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective subaccounts.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

SUBACCOUNT                                                             PURCHASES                     SALES
----------                                                             ---------                     -----
      AIM V.I. Capital Appreciation Fund - Class I                   $       8,264               $       32,777
      AIM V.I. Mid Cap Core Equity Fund - Class I                          176,335                      167,318
      AIM V.I. Premier Equity Fund - Class I                                50,160                      118,375
      Alger American Leveraged AllCap Portfolio - Class O                   52,147                       51,381
      Federated Fund for U.S. Government Securities II                     147,095                      149,778
      Federated High Income Bond Fund II - Primary Shares                   51,929                       40,987
      Fidelity VIP Contrafund(R) Portfolio - Service Class                 241,917                      145,387
      Fidelity VIP Growth Opportunities Portfolio - Service Class            1,434                          244
      Fidelity VIP Growth Portfolio - Service Class                        131,212                      195,078
      Lazard Retirement Small Cap Portfolio                                    295                           29
      Lord Abbett Bond-Debenture Portfolio - Class VC                       60,650                          863
      Lord Abbett Growth and Income Portfolio - Class VC                   222,180                          830
      Lord Abbett Mid-Cap Value Portfolio - Class VC                       181,133                       57,296
      Mutual Shares Securities Fund - Class 2                              203,770                       85,840
      Phoenix Mid-Cap Growth Series                                         88,538                       68,291
      Phoenix Strategic Theme Series                                        17,076                       32,896
      Phoenix-Aberdeen International Series                                 36,880                      129,622
      Phoenix-AIM Growth Series                                            227,264                      389,848
      Phoenix-Alger Small-Cap Growth Series                                  3,340                        1,075
      Phoenix-Alliance/Bernstein Enhanced Index Series                       6,233                       41,195
      Phoenix-Duff & Phelps Real Estate Securities Series                   89,927                      208,563
      Phoenix-Engemann Capital Growth Series                                 4,334                       20,977
      Phoenix-Engemann Growth and Income Series                             44,403                       85,628
      Phoenix-Engemann Small-Cap Growth Series                              26,771                      107,831
      Phoenix-Engemann Strategic Allocation Series                         148,334                      242,088
      Phoenix-Engemann Value Equity Series                                 100,344                       85,419
      Phoenix-Goodwin Money Market Series                                1,426,173                    1,299,645
      Phoenix-Goodwin Multi-Sector Fixed Income Series                     188,666                      265,709
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                   50,187                            -
      Phoenix-Kayne Rising Dividends Series                                 34,941                       99,269
      Phoenix-Lazard International Equity Select Series                      8,948                        2,134
      Phoenix-Northern Dow 30 Series                                        27,216                       75,224
      Phoenix-Northern Nasdaq-100 Index(R) Series                           84,131                       92,905
      Phoenix-Sanford Bernstein Mid-Cap Value Series                       203,197                      173,384
      Phoenix-Sanford Bernstein Small-Cap Value Series                     104,089                       29,531
      Rydex Variable Trust Juno Fund                                             -                           92
      Rydex Variable Trust Nova Fund                                           753                          374
      Rydex Variable Trust Sector Rotation Fund                                  -                          164
      Scudder VIT Equity 500 Index Fund - Class A                           82,330                       49,484
      Technology Portfolio - Class I                                        74,634                      364,947
      Templeton Developing Markets Securities Fund - Class 2                 3,220                       23,286
      Templeton Foreign Securities Fund - Class 2                          213,316                      158,323
      Templeton Global Asset Allocation Fund - Class 2                      19,276                       36,820
      Templeton Growth Securities Fund - Class 2                           150,114                       95,221
      Wanger International Select                                            3,048                       14,870
      Wanger International Small Cap                                       113,576                      108,051
      Wanger Select                                                        109,135                      113,975
      Wanger U.S. Smaller Companies                                         62,150                      154,134
                                                                     --------------              ---------------
                                                                       $ 5,281,065                  $ 5,617,156
                                                                     ==============              ===============

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--CHANGES IN UNITS OUTSTANDING

                                                           -------------------------------------------------------------------------
The changes in units outstanding were as follows:          For period ended December 31, 2005    For period ended December 31, 2004
                                                           UNITS       UNITS     NET INCREASE     UNITS       UNITS     NET INCREASE
                                                           -----       -----     ------------     -----       -----     ------------
SUBACCOUNT                                                 ISSUED    REDEEMED     (DECREASE)     ISSUED     REDEEMED     (DECREASE)
----------                                                 ------    --------     ----------     ------     --------     ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                 2,807    (11,320)       (8,513)       3,892       (6,231)      (2,339)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                169,662   (166,583)        3,079       35,686          (14)      35,672
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I                      18,673    (43,992)      (25,319)      10,068         (576)       9,492
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O         26,694    (22,910)        3,784       39,870      (40,504)        (634)
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II            33,689    (40,613)       (6,924)      42,669      (51,736)      (9,067)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares          9,471    (10,072)         (601)       9,716      (11,089)      (1,373)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class        58,276    (34,349)       23,927       49,179      (14,960)      34,219
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class    411        (79)          332        6,100      (19,831)     (13,731)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class               54,421    (80,415)      (25,994)      78,577      (80,426)      (1,849)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                          280        (27)          253            -            -            -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC             58,107       (848)       57,259            -            -            -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC         210,930       (812)      210,118            -            -            -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC             178,980    (58,361)      120,619            -            -            -
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                     52,089    (22,392)       29,697       13,851      (27,815)     (13,964)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               49,694    (38,356)       11,338       55,917      (76,999)     (21,082)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                              12,200    (22,446)      (10,246)      17,432     (256,903)    (239,471)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                        9,291    (33,769)      (24,478)      10,417      (13,752)      (3,335)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                  231,561   (321,399)      (89,838)     515,137     (917,617)    (402,480)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                          257       (209)           48        1,910      (10,082)      (8,172)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             2,503    (16,545)      (14,042)       3,087      (32,860)     (29,773)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         11,728    (30,715)      (18,987)      20,715      (31,144)     (10,429)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       2,598    (13,425)      (10,827)       6,307      (40,959)     (34,652)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                   13,270    (29,671)      (16,401)      42,411      (38,348)       4,063
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                    11,478    (40,086)      (28,608)      24,683      (24,036)         647
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                38,292    (69,992)      (31,700)      40,671      (52,696)     (12,025)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                        32,685    (29,041)        3,644      106,333      (24,202)      82,131
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        418,569   (397,738)       20,831      784,057   (1,339,918)    (555,861)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            38,599    (63,523)      (24,924)     137,281      (44,864)      92,417
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series         45,228          -        45,228            5       (3,296)      (3,291)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        9,894    (28,170)      (18,276)       5,196            -        5,196
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            1,336       (484)          852       12,819      (27,719)     (14,900)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               7,974    (23,606)      (15,632)       6,246      (19,250)     (13,004)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                 30,535    (33,552)       (3,017)      20,436     (17,783)        2,653
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              31,983    (28,022)        3,961       11,900      (4,655)        7,245
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series            11,167     (5,771)        5,396       15,916       (5,832)      10,084
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                   -       (101)         (101)          28       (6,705)      (6,677)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                 516       (270)          246          618       (6,635)      (6,017)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                        -       (125)         (125)          23       (6,495)      (6,472)
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund - Class A                 19,596    (14,000)        5,596      150,231     (205,271)     (55,040)
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio - Class I                             108,539   (491,001)     (382,462)     188,827     (147,399)      41,428
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2         667     (4,646)       (3,979)       1,020         (996)          24
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                 61,605    (46,494)       15,111       16,835      (46,651)     (29,816)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2             4,590     (8,617)       (4,027)       4,283         (273)       4,010
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                  38,601    (24,619)       13,982       20,246      (15,329)       4,917
------------------------------------------------------------------------------------------------------------------------------------

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                           -------------------------------------------------------------------------
The changes in units outstanding were as follows:          For period ended December 31, 2005    For period ended December 31, 2004
                                                           UNITS       UNITS     NET INCREASE     UNITS       UNITS     NET INCREASE
                                                           -----       -----     ------------     -----       -----     ------------
SUBACCOUNT                                                 ISSUED    REDEEMED     (DECREASE)     ISSUED     REDEEMED     (DECREASE)
----------                                                 ------    --------     ----------     ------     --------     ----------
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                      -     (4,752)       (4,752)      14,010      (10,450)       3,560
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              33,187    (31,560)        1,627       23,272      (53,140)     (29,868)
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                               18,339    (23,767)       (5,428)      21,971       (6,224)      15,747
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               14,084    (30,907)      (16,823)      16,340      (32,660)     (16,320)
------------------------------------------------------------------------------------------------------------------------------------

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

Executive Benefit VUL

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund - Class I

     2005(11)               -              -             -                 -              -        (2.49%)
     2004                   -              -             -                 -              -            -
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Alger American Leveraged AllCap Portfolio - Class O

     2005                   0(+)        3.12             0(++)             -              -        14.45%
     2004(10)               6           2.72            17                 -              -         4.54%
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Federated Fund for U.S. Government Securities II

     2005                   0(+)        3.67             0(++)          4.68%             -         2.03%
     2004                  19           3.60            67              4.26%             -         3.61%
     2003                  22           3.47            76              3.17%             -         2.37%
     2002                  19           3.39            64              3.06%             -         9.05%
     2001(5)               14           3.11            43                 -              -         1.51%

Federated High Income Bond Fund II - Primary Shares

     2005                   0(+)        4.19             0(++)         10.02%             -         2.66%
     2004                   4           4.09            17              6.20%             -        10.46%
     2003                   3           3.70            13              5.69%             -        22.22%
     2002                   2           3.03             7              8.00%             -         1.39%
     2001(4)                2           2.98             6                 -              -        (2.03%)

Fidelity VIP Contrafund(R) Portfolio - Service Class

     2005                   0(+)        4.57             0(++)          0.21%             -        16.85%
     2004                  17           3.91            68              0.09%             -        15.34%
     2003                   4           3.39            13              0.28%             -        28.35%
     2002                   3           2.64             7                 -              -        (9.42%)
     2001(4)                2           2.92             7                 -              -        (0.89%)

Fidelity VIP Growth Opportunities Portfolio - Service Class

     2005                   -              -             -              2.72%             -        (4.52%)
     2004(9)                0(+)        3.09             0(++)          1.34%             -         6.21%
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Fidelity VIP Growth Portfolio - Service Class

     2005                   0(+)        2.81             0(++)          0.48%             -         5.67%
     2004                  13           2.66            34              0.10%             -         3.26%
     2003                   5           2.58            13              0.15%             -        32.78%
     2002                   4           1.94             8              0.10%             -       (30.20%)
     2001(4)                2           2.78             7                 -              -         0.15%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Mutual Shares Securities Fund - Class 2

     2005                   0(+)        4.05             0(++)          1.01%             -        10.55%
     2004                   5           3.66            17              0.82%             -        12.63%
     2003                   4           3.25            13              1.03%             -        25.15%
     2002                   3           2.60             7              1.24%             -       (11.81%)
     2001(4)                4           2.95            13                 -              -        (2.70%)

Phoenix Mid-Cap Growth Series

     2005                   0(+)        1.90             0(++)             -              -         4.18%
     2004                   9           1.82            17                 -              -         6.72%
     2003                   7           1.71            13                 -              -        28.83%
     2002                  11           1.33            15                 -              -       (32.50%)
     2001                   7           1.97            13                 -              -       (25.28%)

Phoenix Strategic Theme Series

     2005                   -              -             -                 -              -        (1.55%)
     2004                  11           1.49            17                 -              -         5.44%
     2003                  18           1.42            26                 -              -        37.26%
     2002                  14           1.03            15                 -              -       (34.98%)
     2001                   9           1.59            14                 -              -       (27.36%)

Phoenix-Aberdeen International Series

     2005                   0(+)        4.45             0(++)          0.74%             -        18.57%
     2004                   5           3.75            17              2.73%             -        20.78%
     2003(8)                4           3.11            14              2.24%             -        42.30%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Phoenix-AIM Growth Series

     2005                   0(+)        1.83             0(++)             -              -         8.85%
     2004                  90           1.68           152              0.10%             -         4.21%
     2003                  80           1.62           129                 -              -        20.82%
     2002                  69           1.34            92                 -              -       (28.84%)
     2001                  46           1.88            86                 -              -       (23.84%)

Phoenix-Alliance/Bernstein Enhanced Index Series

     2005                   0(+)        2.56             0(++)          0.63%             -         3.69%
     2004                  14           2.47            34              1.50%             -         9.84%
     2003                  12           2.25            26              1.12%             -        26.23%
     2002                  13           1.78            23              0.98%             -       (23.68%)
     2001                  11           2.33            26              0.63%             -       (11.90%)

Phoenix-Duff & Phelps Real Estate Securities Series

     2005                   0(+)        7.48             0(++)          1.09%             -        15.10%
     2004                  13           6.50            84              2.37%             -        34.69%
     2003                  11           4.83            54              3.49%             -        38.27%
     2002                  11           3.49            37              4.00%             -        12.08%
     2001(4)                2           3.11             7              6.00%             -        (2.98%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth Series

     2005                   0(+)        1.62             0(++)          0.00%*            -         3.71%
     2004                  11           1.56            17              0.52%             -         4.97%
     2003                  17           1.49            26              0.08%             -        26.49%
     2002                  19           1.18            23                 -              -       (24.81%)
     2001                   9           1.57            13              0.03%             -       (34.57%)

Phoenix-Engemann Growth and Income Series

     2005                   0(+)        2.84             0(++)          0.45%             -         4.80%
     2004                  19           2.71            50              1.16%             -        10.48%
     2003                  22           2.45            53              1.25%             -        27.46%
     2002                   8           1.92            15              1.00%             -       (22.51%)
     2001                   5           2.48            13              0.53%             -        (8.17%)

Phoenix-Engemann Small-Cap Growth Series

     2005                   0(+)        3.35             0(++)             -              -         9.34%
     2004                  11           3.06            34                 -              -         9.69%
     2003                   9           2.79            26                 -              -        46.42%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Phoenix-Engemann Strategic Allocation Series

     2005                   0(+)        3.52             0(++)          1.40%             -         1.79%
     2004                  15           3.46            51              2.65%             -         7.46%
     2003                  12           3.22            39              2.64%             -        19.87%
     2002                   6           2.68            15              2.52%             -       (11.58%)
     2001(4)                2           3.03             6              3.78%             -         1.78%

Phoenix-Engemann Value Equity Series

     2005                   0(+)        3.14             0(++)          0.56%             -         5.43%
     2004                   6           2.98            17              0.77%             -        12.92%
     2003                  10           2.64            26              1.00%             -        23.87%
     2002                  11           2.13             0              1.15%             -       (21.93%)
     2001(4)                5           2.72            13              1.74%             -        (5.38%)

Phoenix-Goodwin Money Market Series

     2005                   0(+)        3.21             1              2.40%             -         2.58%
     2004                  48           3.13           152              0.82%             -         0.79%
     2003                  36           3.11           113              0.65%             -         0.68%
     2002                  23           3.09            70              1.34%             -         1.42%
     2001(4)                6           3.04            19              2.39%             -         0.85%

Phoenix-Goodwin Multi-Sector Fixed Income Series

     2005                   0(+)        4.23             0(++)          3.23%             -         1.78%
     2004                  28           4.16           118              6.02%             -         6.84%
     2003                  10           3.89            39              6.63%             -        14.58%
     2002                   6           3.40            22              7.50%             -        10.00%
     2001(4)                4           3.09            13             16.47%             -         1.30%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30 Series

     2005                   0(+)        3.24             0(++)          0.91%             -         1.05%
     2004                   5           3.20            17              1.72%             -         4.67%
     2003                   4           3.06            13              1.72%             -        27.40%
     2002                   3           2.40             8              1.37%             -       (15.50%)
     2001(4)                2           2.84             7              2.55%             -        (1.62%)

Phoenix-Northern Nasdaq-100 Index(R) Series

     2005                   0(+)        2.93             0(++)             -              -         1.24%
     2004                  12           2.89            34              0.62%             -        10.04%
     2003                  10           2.63            26                 -              -        48.85%
     2002                   5           1.76             9                 -              -       (37.58%)
     2001(6)                2           2.83             7                 -              -        (5.71%)

Phoenix-Sanford Bernstein Mid-Cap Value Series

     2005                   0(+)        6.81             0(++)          0.14%             -         7.73%
     2004                  11           6.32            68              0.19%             -        20.41%
     2003                   8           5.25            41              0.20%             -        40.97%
     2002                   7           3.73            24              0.85%             -        (8.55%)
     2001                   8           4.07            35              2.17%             -        22.98%

Technology Portfolio - Class I

     2005                   0(+)        0.75             0(++)             -              -        (0.28%)
     2004                 382           0.75           288                 -              -        (1.64%)
     2003                 311           0.77           239                 -              -        47.77%
     2002                 248           0.52           128                 -              -       (48.97%)
     2001                 131           1.02           133                 -              -       (48.84%)

Templeton Developing Markets Securities Fund - Class 2

     2005                   0(+)        5.49             0(++)          1.94%             -        27.43%
     2004                   4           4.31            17              1.97%             -        24.71%
     2003                   4           3.46            14              1.99%             -        52.99%
     2002                   3           2.26             8              2.45%             -        (0.15%)
     2001                   0(+)        2.26             0(++)          1.35%             -        (8.08%)

Templeton Foreign Securities Fund - Class 2

     2005                   -              -             -                 -              -            -
     2004                   -              -             -                 -              -         2.61%
     2003                   0(+)        2.97             0(++)          2.21%             -        32.21%
     2002                   3           2.25             7              2.46%             -       (18.56%)
     2001(4)                2           2.76             7                 -              -        (5.70%)

Templeton Global Asset Allocation Fund - Class 2

     2005                   0(+)        4.37             0(++)             -              -         3.55%
     2004                   4           4.22            17              4.27%             -        15.72%
     2003                   0(+)        3.65             0(++)          3.34%             -        31.95%
     2002(7)                3           2.76             8              3.12%             -        (9.99%)
     2001                   -              -             -                 -              -            -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


Executive Benefit VUL

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Templeton Growth Securities Fund - Class 2

     2005                   0(+)        4.05             0(++)          1.60%             -         8.86%
     2004                   9           3.72            34              1.23%             -        16.03%
     2003                   8           3.21            27              1.60%             -        32.13%
     2002                   6           2.43            15              1.64%             -       (18.49%)
     2001                   2           2.98             7             20.90%             -        (1.31%)

Wanger International Small Cap

     2005                   0(+)        3.67             0(++)          1.32%             -        21.53%
     2004                  17           3.02            52              0.84%             -        30.27%
     2003                  17           2.32            40              0.24%             -        48.86%
     2002                  10           1.56            15                 -              -       (13.83%)
     2001                   7           1.81            13                 -              -       (21.15%)

Wanger Select

     2005                   0(+)        5.55             0(++)             -              -        10.49%
     2004                   7           5.02            34                 -              -        19.31%
     2003                   3           4.21            13                 -              -        30.73%
     2002                   5           3.22            15                 -              -        (7.62%)
     2001                   4           3.49            14                 -              -         9.05%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


Executive Benefit VUL

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Wanger U.S. Smaller Companies

     2005                   0(+)        5.48             0(++)             -              -        11.25%
     2004                  21           4.93           102                 -              -        18.33%
     2003                  15           4.16            64                 -              -        43.22%
     2002                   8           2.91            24                 -              -       (16.81%)
     2001                   4           3.49            14              0.03%             -        11.38%












*    Amount is less than 0.005%.

(+)  Amount is less than 500 units.

(++) Amount is less than $500.

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4) From inception August 24, 2001 to December 31, 2001.         (8)  From inception February 7, 2003 to December 31, 2003.

(5) From inception September 6, 2001 to December 31, 2001.       (9)  From inception February 5, 2004 to December 31, 2004.

(6) From inception December 10, 2001 to December 31, 2001.       (10) From inception May 28, 2004 to December 31, 2004.

(7) From inception May 20, 2002 to December 31, 2002.            (11) From inception March 17, 2005 to April 25, 2005.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I

     2005                  34           3.18           107              0.06%             -         8.84%
     2004                  42           2.92           123                 -              -         6.63%
     2003                  45           2.74           122                 -              -        29.52%
     2002(13)              10           2.11            21                 -              -       (13.39%)
     2001                   -              -             -                 -              -            -

AIM V.I. Mid Cap Core Equity Fund - Class I

     2005                  39           1.10            42              0.55%             -         7.62%
     2004(20)              36           1.02            36              1.93%             -         1.98%
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

AIM V.I. Premier Equity Fund - Class I

     2005                  19           2.76            54              0.61%             -         5.65%
     2004                  45           2.62           117              0.52%             -         5.77%
     2003                  35           2.47            87              0.27%             -        25.08%
     2002                  24           1.98            48              0.64%             -       (30.26%)
     2001(7)                7           2.83            20              1.45%             -         5.43%

Alger American Leveraged AllCap Portfolio - Class O

     2005                 223           2.21           492                 -              -        14.45%
     2004                 213           1.93           411                 -              -         8.19%
     2003                 220           1.78           392                 -              -        34.72%
     2002                 147           1.32           195              0.01%             -       (33.91%)
     2001                  27           2.00            55                 -              -       (15.93%)

Federated Fund for U.S. Government Securities II

     2005                 139           3.79           525              3.84%             -         2.03%
     2004                 127           3.71           471              4.93%             -         3.61%
     2003                 133           3.58           477              2.14%             -         2.37%
     2002                  42           3.50           147              1.55%             -         9.05%
     2001(4)                7           3.21            23              1.92%             -         6.93%

Federated High Income Bond Fund II - Primary Shares

     2005                  38           4.19           160              7.94%             -         2.66%
     2004                  35           4.09           142              7.76%             -        10.46%
     2003                  37           3.70           136              4.77%             -        22.22%
     2002                  13           3.03            40              7.49%             -         1.39%
     2001(8)                5           2.98            15                 -              -         0.65%

Fidelity VIP Contrafund(R) Portfolio - Service Class

     2005                  96           4.57           441              0.15%             -        16.85%
     2004                  55           3.91           216              0.25%             -        15.34%
     2003                  35           3.39           117              0.29%             -        28.35%
     2002                  22           2.64            58                 -              -        (9.71%)
     2001                   -              -             -                 -              -            -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio - Service Class

     2005                   2           3.37             6              0.81%             -         8.86%
     2004                   1           3.09             5              0.33%             -         7.06%
     2003                  15           2.89            44              0.30%             -        29.66%
     2002                   1           2.23             3                 -              -         1.04%
     2001                   -              -             -                 -              -            -

Fidelity VIP Growth Portfolio - Service Class

     2005                 162           2.52           409              0.39%             -         5.67%
     2004                 176           2.39           419              0.18%             -         3.26%
     2003                 185           2.31           428              0.20%             -        32.78%
     2002                 164           1.74           286              0.01%             -       (30.20%)
     2001(4)                4           2.49            11                 -              -       (16.92%)

Lazard Retirement Small Cap Portfolio

     2005(21)               0(+)        1.10             0(++)              -              -        12.59%
     2004                   -              -             -                 -              -            -
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Lord Abbett Bond-Debenture Portfolio - Class VC

     2005(21)              57           1.03            59              7.54%             -         5.33%
     2004                   -              -             -                 -              -            -
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Lord Abbett Growth and Income Portfolio - Class VC

     2005(21)             210           1.06           222              1.47%             -         7.89%
     2004                   -              -             -                 -              -            -
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Lord Abbett Mid-Cap Value Portfolio - Class VC

     2005(21)             121           1.09           132              0.66%             -        13.98%
     2004                   -              -             -                 -              -            -
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Mutual Shares Securities Fund - Class 2

     2005                 234           4.05           947              0.94%             -        10.55%
     2004                 200           3.66           731              0.76%             -        12.63%
     2003                 214           3.25           696              0.97%             -        25.15%
     2002                 150           2.60           391              0.33%             -       (11.81%)
     2001(7)                3           2.95            10                 -              -         6.29%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Phoenix Mid-Cap Growth Series

     2005                 335           1.89           632                 -              -         4.18%
     2004                 315           1.81           569                 -              -         6.72%
     2003                 338           1.70           572                 -              -        28.83%
     2002                 283           1.32           373                 -              -       (32.50%)
     2001                  20           1.95            39                 -              -       (25.28%)

Phoenix Strategic Theme Series

     2005                  10           1.51            15                 -              -         1.18%
     2004                   9           1.49            13                 -              -         5.44%
     2003                 241           1.42           342                 -              -        37.26%
     2002                 199           1.03           205                 -              -       (34.98%)
     2001                 122           1.59           193                 -              -       (27.36%)

Phoenix-Aberdeen International Series

     2005                   9           4.45            39              2.69%             -        18.57%
     2004                  29           3.75           108              2.76%             -        20.78%
     2003                  32           3.11           100              2.12%             -        31.86%
     2002(14)               2           2.36             6              1.67%             -        (3.00%)
     2001                   -              -             -                 -              -            -

Phoenix-AIM Growth Series

     2005                  74           1.81           133                 -              -         8.85%
     2004                  73           1.66           122              0.08%             -         4.21%
     2003                 486           1.59           774                 -              -        20.82%
     2002                 378           1.32           498                 -              -       (28.84%)
     2001                 125           1.85           231                 -              -       (23.84%)

Phoenix-Alger Small-Cap Growth Series

     2005                   5           5.48            25                 -              -        15.64%
     2004                   5           4.74            22                 -              -         2.12%
     2003                  13           4.64            59                 -              -        53.38%
     2002(15)               1           3.03             2                 -              -        (1.42%)
     2001                   -              -             -                 -              -            -

Phoenix-Alliance/Bernstein Enhanced Index Series

     2005                   2           2.66             6              1.24%             -         3.69%
     2004                   3           2.57             7              0.73%             -         9.84%
     2003                  35           2.34            81              1.09%             -        26.23%
     2002                  40           1.85            74              0.94%             -       (23.68%)
     2001                  34           2.43            82              0.76%             -       (11.90%)

Phoenix-Duff & Phelps Real Estate Securities Series

     2005                  23           7.48           174              1.68%             -        15.10%
     2004                  29           6.50           191              2.62%             -        34.69%
     2003                  41           4.83           200              3.81%             -        38.27%
     2002(10)              11           3.49            39              4.51%             -         5.91%
     2001                   -              -             -                 -              -            -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth Series

     2005                  12           2.72            32              0.07%             -         3.71%
     2004                  12           2.62            31              0.40%             -         4.97%
     2003                  40           2.50            99              0.07%             -        26.49%
     2002(9)               21           1.98            41                 -              -       (20.13%)
     2001                   -              -             -                 -              -            -

Phoenix-Engemann Growth and Income Series

     2005                 104           3.28           340              1.08%             -         4.80%
     2004                 101           3.13           317              1.28%             -        10.48%
     2003                  94           2.84           267              1.33%             -        27.46%
     2002                   9           2.22            19              0.86%             -       (22.51%)
     2001(6)                7           2.87            20              1.18%             -         5.82%

Phoenix-Engemann Small-Cap Growth Series

     2005                  66           2.85           187                 -              -         9.34%
     2004                  83           2.61           217                 -              -         9.69%
     2003                  85           2.38           201                 -              -        46.42%
     2002                  25           1.62            40                 -              -       (28.80%)
     2001(4)                3           2.28             7              0.04%             -       (23.99%)

Phoenix-Engemann Strategic Allocation Series

     2005                  85           3.55           301              2.25%             -         1.79%
     2004                 102           3.49           355              2.70%             -         7.46%
     2003                 116           3.24           378              2.84%             -        19.87%
     2002                  49           2.71           131              3.37%             -       (11.58%)
     2001(4)                7           3.06            23              3.37%             -         2.05%

Phoenix-Engemann Value Equity Series

     2005                 132           3.11           409              1.24%             -         5.43%
     2004                 122           2.95           360              1.36%             -        12.92%
     2003                  36           2.61            93              0.92%             -        23.87%
     2002                  29           2.11            60              0.93%             -       (21.93%)
     2001                  25           2.70            68              1.01%             -       (17.96%)

Phoenix-Goodwin Money Market Series

     2005                 605           3.36         2,035              2.57%             -         2.58%
     2004                 536           3.28         1,758              0.78%             -         0.79%
     2003               1,104           3.25         3,592              0.69%             -         0.68%
     2002               1,073           3.23         3,466              1.37%             -         1.42%
     2001                 230           3.19           734              3.33%             -         3.82%

Phoenix-Goodwin Multi-Sector Fixed Income Series

     2005                 127           4.23           538              4.93%             -         1.78%
     2004                 124           4.16           514              6.36%             -         6.84%
     2003                  50           3.89           194              6.91%             -        14.58%
     2002                  22           3.40            76              7.28%             -        10.00%
     2001(6)                8           3.09            26             16.75%             -         1.12%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond Series

     2005(22)              45           1.10            50              4.40%             -         1.92%
     2004                   -              -             -              3.58%             -         1.34%
     2003(19)               3           1.03             3             21.59%             -         0.86%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Phoenix-Kayne Rising Dividends Series

     2005                   -              -             -                 -              -        (2.06%)
     2004                  18           3.63            66              1.65%             -         5.26%
     2003(16)              13           3.45            45              0.74%             -        13.48%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Phoenix-Lazard International Equity Select Series

     2005                  42           4.70           199              1.20%             -         8.65%
     2004                  42           4.32           180              1.13%             -        15.86%
     2003(17)              57           3.73           211              1.67%             -        31.23%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Phoenix-Northern Dow 30 Series

     2005                  32           3.24           103              1.55%             -         1.05%
     2004                  42           3.20           135              1.63%             -         4.67%
     2003                  56           3.06           172              1.83%             -        27.40%
     2002                  20           2.40            49              1.37%             -       (15.50%)
     2001(6)               15           2.84            42              5.02%             -         4.73%

Phoenix-Northern Nasdaq-100 Index(R) Series

     2005                  43           2.93           125                 -              -         1.24%
     2004                  34           2.89            99              0.74%             -        10.04%
     2003                  33           2.63            87                 -              -        48.85%
     2002                  26           1.76            45                 -              -       (37.58%)
     2001(5)                8           2.83            22                 -              -        (6.03%)

Phoenix-Sanford Bernstein Mid-Cap Value Series

     2005                  65           5.66           369              0.12%             -         7.73%
     2004                  51           5.25           266              0.18%             -        20.41%
     2003                  46           4.36           202              0.21%             -        40.97%
     2002                  40           3.09           123              0.99%             -        (8.55%)
     2001(5)               25           3.38            83              1.97%             -         7.33%

Phoenix-Sanford Bernstein Small-Cap Value Series

     2005                 161           5.54           894                 -              -         7.46%
     2004                 156           5.16           804                 -              -        22.67%
     2003                 146           4.20           613                 -              -        43.86%
     2002                 134           2.92           390              0.92%             -        (8.54%)
     2001(5)               24           3.19            76              1.52%             -         2.38%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Rydex Variable Trust Juno Fund

     2005                   1           0.90             1                 -              -        (5.24%)
     2004                   1           0.95             1                 -              -       (10.67%)
     2003(18)               7           1.06             8                 -              -         2.14%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Rydex Variable Trust Nova Fund

     2005                  12           1.46            18              0.33%             -         3.96%
     2004                  12           1.40            17              0.05%             -        14.62%
     2003(18)              18           1.22            22                 -              -        15.36%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -
 Rydex Variable Trust Sector Rotation Fund

     2005                   1           1.46             1                 -              -        13.71%
     2004                   1           1.29             1                 -              -        10.71%
     2003(18)               7           1.16             8                 -              -         9.57%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Scudder VIT Equity 500 Index Fund - Class A

     2005                 260           3.69           960              1.50%             -         4.68%
     2004                 255           3.52           897              0.99%             -        10.59%
     2003                 310           3.18           987              1.30%             -        28.16%
     2002(12)             418           2.48         1,039              2.74%             -       (21.00%)
     2001                   -              -             -                 -              -            -

Technology Portfolio - Class I

     2005                   2           0.76             2                 -              -        (0.28%)
     2004                   3           0.76             2                 -              -        (1.64%)
     2003                  32           0.77            25                 -              -        47.77%
     2002                  40           0.52            21                 -              -       (48.97%)
     2001                  25           1.03            25                 -              -       (48.84%)

Templeton Foreign Securities Fund - Class 2

     2005                 112           3.59           400              1.11%             -        10.17%
     2004                  96           3.26           314              1.04%             -        18.53%
     2003                 126           2.75           347              1.16%             -        32.21%
     2002                  49           2.08           102              0.02%             -       (18.56%)
     2001(4)                0(+)        2.55             1              3.09%             -       (14.96%)

Templeton Growth Securities Fund - Class 2

     2005                 126           4.05           511              1.16%             -         8.86%
     2004                 103           3.72           383              1.11%             -        16.03%
     2003                  99           3.20           317              1.03%             -        32.13%
     2002(11)              26           2.43            64              0.25%             -       (21.42%)
     2001                   -              -             -                 -              -            -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Wanger International Select

     2005                  48           3.47           168              1.94%             -        16.43%
     2004                  53           2.98           159              0.32%             -        24.34%
     2003                  50           2.40           119              0.30%             -        41.24%
     2002                  43           1.70            73                 -              -       (15.29%)
     2001                   9           2.00            18              0.10%             -       (26.61%)

Wanger International Small Cap

     2005                  72           3.91           281              0.93%             -        21.53%
     2004                  53           3.22           171              0.90%             -        30.27%
     2003                  83           2.47           205              0.18%             -        48.86%
     2002                  35           1.66            59                 -              -       (13.83%)
     2001                   9           1.93            18                 -              -       (21.27%)

Wanger Select

     2005                  62           5.20           322                 -              -        10.49%
     2004                  61           4.70           285                 -              -        19.31%
     2003                  49           3.94           192                 -              -        30.73%
     2002(10)              36           3.01           110                 -              -        (6.58%)
     2001                   -              -             -                 -              -            -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Wanger U.S. Smaller Companies

     2005                  74           4.79           354                 -              -        11.25%
     2004                  70           4.30           302                 -              -        18.33%
     2003                  92           3.63           334                 -              -        43.22%
     2002                  59           2.54           150                 -              -       (16.81%)
     2001                   4           3.05            13                 -              -        11.81%












(+)  Amount is less than 500 units.

(++) Amount is less than $500.

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

 (3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4)  From inception January 16, 2001 to December 31, 2001.       (14) From inception August 8, 2002 to December 31, 2002.

(5)  From inception July 27, 2001 to December 31, 2001.          (15) From inception September 18, 2002 to December 31, 2002.

(6)  From inception September 10, 2001 to December 31, 2001.     (16) From inception January 14, 2003 to December 31, 2003.

(7)  From inception November 2, 2001 to December 31, 2001.       (17) From inception March 21, 2003 to December 31, 2003.

(8)  From inception November 12, 2001 to December 31, 2001.      (18) From inception July 8, 2003 to December 31, 2003.

(9)  From inception February 6, 2002 to December 31, 2002.       (19) From inception December 9, 2003 to December 31, 2003.

(10) From inception March 5, 2002 to December 31, 2002.          (20) From inception December 3, 2004 to December 31, 2004.

(11) From inception March 20, 2002 to December 31, 2002.         (21) From inception April 29, 2005 to December 31, 2005.

(12) From inception April 19, 2002 to December 31, 2002.         (22) From inception May 12, 2005 to December 31, 2005.

(13) From inception June 13, 2002 to December 31, 2002.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6 - POLICY LOANS

Policy provisions allow policyowners to borrow up to 90% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with interest of [4 % due in policy years 1-10, 3% due in policy years 11-15 and 2.50% due in policy years 16 and thereafter for all states except New York] and [6% due in policy years 1-10, 5% due in policy years 11-15 and 4.50% due in policy years 16 and thereafter in New York], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7 - FEES AND RELATED PARTY TRANSACTIONS

Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A)       Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2005, and 2004, are $267,419 and $180,918 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

         Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $120.

         Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

         Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

         Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B)       Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C)       Mortality and Expense Charge

Phoenix will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks, and administrative charges, which the company undertakes. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

NOTE 8--DISTRIBUTION OF NET INCOME

The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PLAC intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--LIQUIDATIONS AND MERGERS

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix-Goodwin Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond -Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

On December 3, 2004, AIM V.I. Mid Cap Core Equity acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid-Cap Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

On November 29, 2004, Phoenix Variable Advisors, Inc ("PVA") terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. ("AIM") as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

On September 24, 2004, Phoenix Aberdeen International acquired all of the net assets of Phoenix-Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

On September 24, 2004, Phoenix Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

On September 24, 2004, Phoenix Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

On September 17, 2004, Phoenix Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

The Phoenix Edge Series Fund ("PESF") and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING

Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 13 - OTHER

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[logo] PricewaterhouseCoopers

To the Board of Directors of Phoenix Life and Annuity Company and Participants of Phoenix Life and Annuity Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life and Annuity Variable Universal Life Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation at December 31, 2005 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.



/S/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 24, 2006

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06103-2899


PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE AND
         ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2005 AND 2004

                                                 TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                              -----------------

Report of Independent Registered Public Accounting Firm...................................................          F-3

Balance Sheet as of December 31, 2005 and 2004............................................................          F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2005, 2004 and 2003....................................................          F-5

Statement of Cash Flows for the years ended December 31, 2005, 2004 and 2003..............................          F-6

Notes to Financial Statements.............................................................................       F-7 - F-15

[LOGO]PricewaterhouseCoopers
--------------------------------------------------------------------------------




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Phoenix Life and Annuity Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company (the Company) at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
February 22, 2006
Hartford, Connecticut

                        PHOENIX LIFE AND ANNUITY COMPANY
                                  BALANCE SHEET
                   ($ amounts in thousands, except share data)
                           DECEMBER 31, 2005 AND 2004

                                                                                                  2005             2004
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................     $     31,088     $     29,401
Policy loans, at unpaid principal balances..............................................              569              206
                                                                                            ---------------  ---------------
Total investments.......................................................................           31,657           29,607
Cash and cash equivalents...............................................................            1,052            1,820
Accrued investment income...............................................................              377              320
Due and uncollected premium.............................................................            3,848            4,318
Deferred policy acquisition costs.......................................................           15,728           14,993
Other general account assets............................................................            4,763            2,328
Separate account assets.................................................................           13,224           13,550
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $     70,649     $     66,936
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals.........................................................     $     28,131     $     26,470
Deferred income tax liability...........................................................              446              108
Other general account liabilities.......................................................            2,272            2,178
Separate account liabilities............................................................           13,224           13,550
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................           44,073           42,306
                                                                                            ---------------  ---------------

CONTINGENT LIABILITIES (NOTE 11)........................................................

STOCKHOLDER'S EQUITY:
Common stock, $100 par value: 40,000 shares authorized;
  25,000 shares issued and outstanding..................................................            2,500            2,500
Additional paid-in capital..............................................................           19,664           19,664
Retained earnings.......................................................................            4,657            2,224
Accumulated other comprehensive income (loss)...........................................             (245)             242
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................           26,576           24,630
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $     70,649     $     66,936
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

REVENUES:
Premiums...............................................................     $      2,618     $      3,064     $      3,397
Insurance and investment product fees..................................            2,060            1,442            1,597
Investment income, net of expenses.....................................            1,524            1,351              911
Net realized investment gains (losses).................................              (44)             (18)             193
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES.........................................................            6,158            5,839            6,098
                                                                           ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
Policy benefits........................................................            2,650            3,135            5,087
Policy acquisition cost amortization...................................             (612)             811              808
Other operating expenses...............................................              377              124            2,150
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES............................................            2,415            4,070            8,045
                                                                           ---------------  ---------------  ---------------
Income (loss) before income taxes......................................            3,743            1,769           (1,947)
Applicable income tax (benefit)........................................            1,310              614             (681)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS)......................................................     $      2,433     $      1,155     $     (1,266)
                                                                           ===============  ===============  ===============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)......................................................     $      2,433     $      1,155     $     (1,266)
OTHER COMPREHENSIVE INCOME (LOSS)......................................             (487)               1              (97)
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)............................................     $      1,946     $      1,156     $     (1,363)
                                                                           ===============  ===============  ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent......................................     $         --     $         --     $      5,000

RETAINED EARNINGS:
Net income (loss)......................................................            2,433            1,155           (1,266)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................             (487)               1              (97)
                                                                           ---------------  ---------------  ---------------

CHANGE IN STOCKHOLDER'S EQUITY.........................................            1,946            1,156            3,637
Stockholder's equity, beginning of year................................           24,630           23,474           19,837
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR......................................     $     26,576     $     24,630     $     23,474
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ----------------

OPERATING ACTIVITIES:
Net income (loss)......................................................     $      2,433     $      1,155     $     (1,266)
Net realized investment (gains) losses.................................               44               18             (193)
Increase (decrease) in deferred income tax liability...................              338              (88)            (692)
Decrease (increase) in accrued investment income.......................              (57)            (124)              82
Decrease (increase) in due and uncollected premium.....................              470              493             (224)
Decrease (increase) in deferred policy acquisition costs...............             (735)             543           (2,966)
Increase in policy liabilities and accruals............................            1,661            2,257            4,855
Net change in other assets and other liabilities.......................           (2,133)              (5)             (89)
                                                                           ---------------  ---------------  ----------------
CASH FROM (FOR) OPERATING ACTIVITIES...................................            2,021            4,249             (493)
                                                                           ---------------  ---------------  ----------------

INVESTING ACTIVITIES:
Debt security purchases................................................           (7,044)         (10,650)         (16,952)
Debt security sales....................................................            4,255            6,213           14,145
                                                                           ---------------
                                                                                            ---------------  ----------------
CASH FOR INVESTING ACTIVITIES..........................................           (2,789)          (4,437)          (2,807)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Capital contributions from parent......................................               --               --            5,000
                                                                           ---------------  ---------------  ----------------
CASH FROM FINANCING ACTIVITIES.........................................               --               --            5,000
                                                                           ---------------  ---------------  ----------------
CHANGE IN CASH AND CASH EQUIVALENTS....................................             (768)            (188)           1,700
Cash and cash equivalents, beginning of year...........................            1,820            2,008              308
                                                                           ---------------  ---------------  ----------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................     $      1,052     $      1,820     $      2,008
                                                                           ===============  ===============  ================

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


1.   ORGANIZATION AND OPERATIONS

Phoenix Life and Annuity Company is a life insurance company offering various non-participating life insurance products in the United States of America. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs, policyholder liabilities and accruals, the valuation of investments in debt securities, and deferred tax liabilities. Cash and cash equivalents consist of cash and short-term liabilities with original maturities of 90 days or less. Other significant accounting policies are presented throughout these notes.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the American Institute of Certified Public Accountants, or AICPA, issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97, or SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. We are currently assessing the impact of SOP 05-1 on our financial position and results of operations.

Other-Than-Temporary Impairments: FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," or FSP 115-1, is effective for reporting periods beginning after December 15, 2005. Earlier application is permitted. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, does not have a material effect on our financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.

2.   OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

     o We reinsure 90% of the mortality risk on term insurance and 80% on certain issues of universal life and variable life products.

DIRECT BUSINESS AND REINSURANCE:                                                     YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                             -------------------------------------------------------
                                                                            2005               2004               2003
                                                                     -----------------  -----------------   ----------------

Direct premiums..................................................     $       15,813     $       17,269      $       19,844
Premiums assumed from reinsureds.................................                 --                 --                 131
Premiums ceded to reinsurers.....................................            (13,195)           (14,205)            (16,578)
                                                                     -----------------  -----------------   ----------------
PREMIUMS.........................................................     $        2,618     $        3,064      $        3,397
                                                                     =================  =================   ================

Direct policy benefits incurred..................................     $        2,701     $        9,034      $        4,332
Policy benefits assumed from reinsureds..........................                 --                 --                 545
Policy benefits ceded to reinsureds..............................             (2,341)            (7,949)             (1,876)
                                                                     -----------------  -----------------   ----------------
POLICY BENEFITS..................................................     $          360     $        1,085      $        3,001
                                                                     =================  =================   ================

Direct life insurance in-force...................................     $   11,139,833     $   11,912,980      $   12,948,259
Life insurance in-force ceded to reinsurers......................         (9,869,857)       (10,559,794)        (11,461,491)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE..........................................     $    1,269,976     $    1,353,186      $    1,486,768
                                                                     =================  =================   ================

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $2,290 thousand, $2,050 thousand and $2,086 thousand, net of reinsurance, for the years ended December 31, 2005, 2004 and 2003, respectively.

DEFERRED POLICY ACQUISITION COSTS

We defer the costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business. We amortize deferred policy acquisition costs (DAC) based on the related policy's classification. For term insurance policies, DAC is amortized in proportion to projected net profits. For universal life and variable universal life DAC is amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); we amortize the DAC balance associated with the replaced or surrendered policies to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

During 2005, amortization of DAC was offset by an adjustment, or "unlocking" of assumptions. The unlocking was driven by revised assumptions regarding mortality experience.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                          YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Acquisition costs deferred.............................................     $        123     $        268     $      3,774
(Costs) benefit amortized to expense...................................              612             (811)            (808)
                                                                           ---------------  ---------------  ---------------
CHANGE IN DEFERRED POLICY ACQUISITION COSTS............................              735             (543)           2,966
Deferred policy acquisition costs, beginning of year...................           14,993           15,536           12,570
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $     15,728     $     14,993     $     15,536
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life and universal life are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term life are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which ranged from 4.5% to 5.0% as of December 31, 2005, less administrative and mortality charges.


3.   INVESTING ACTIVITIES

DEBT SECURITIES

We classify our debt securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality or by quoted market prices of comparable instruments.

FAIR VALUE AND COST OF                                                           AS OF DECEMBER 31,
GENERAL ACCOUNT DEBT SECURITIES:                          ------------------------------------------------------------------
($ amounts in thousands)                                                 2005                              2004
                                                          --------------------------------  --------------------------------
                                                            FAIR VALUE          COST          FAIR VALUE          COST
                                                          ---------------  ---------------  ---------------  ---------------

U.S. government and agency............................     $      7,021     $      7,153     $      7,453     $      7,421
State and political subdivision.......................              466              455              484              461
Corporate.............................................           22,566           22,829           20,389           20,115
Mortgage-backed.......................................            1,035            1,028            1,075            1,032
                                                          ---------------  ---------------  ---------------  ---------------
DEBT SECURITIES.......................................     $     31,088     $     31,465     $     29,401     $     29,029
                                                          ===============  ===============  ===============  ===============

For mortgage-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income.

We owned no non-income producing debt securities at December 31, 2005 or 2004.

GROSS AND NET UNREALIZED GAINS AND LOSSES                                         AS OF DECEMBER 31,
FROM GENERAL ACCOUNT DEBT SECURITIES:                     ------------------------------------------------------------------
($ amounts in thousands)                                                 2005                              2004
                                                          --------------------------------  --------------------------------
                                                               GAINS            LOSSES           GAINS            LOSSES
                                                          ---------------  ---------------  ---------------  ---------------

U.S. government and agency............................     $         15     $       (147)    $         63     $        (31)
State and political subdivision.......................               11               --               23               --
Corporate.............................................              137             (400)             392             (118)
Mortgage-backed.......................................                8               (1)              43               --
                                                          ---------------  ---------------  ---------------  ---------------
DEBT SECURITIES GAINS AND LOSSES......................     $        171     $       (548)    $        521     $       (149)
                                                          ===============  ===============  ===============  ===============
DEBT SECURITIES NET GAINS.............................     $       (377)                     $        372
                                                          ===============                   ===============


AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ amounts in millions)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- --------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------ -------------- ------------ -------------- ------------ --------------
DEBT SECURITIES
U.S. government and agency...............    $    5,382    $     (135)   $      365   $      (12)   $    5,747   $     (147)
State and political subdivision..........            --            --            --           --            --           --
Foreign government.......................            --            --            --           --            --           --
Corporate................................        13,287          (251)        3,131         (149)       16,418         (400)
Mortgage-backed..........................           531            (1)           --           --           531           (1)
Other asset-backed.......................            --            --            --           --            --           --
                                            ------------ -------------- ------------ -------------- ------------ --------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $   19,200    $     (387)   $    3,496   $     (161)   $   22,696   $     (548)
                                            ============ ============== ============ ============== ============ ==============

AMOUNTS  THAT ARE
  BELOW INVESTMENT GRADE.................    $       --    $       --    $      276   $      (13)   $      276   $      (13)
                                            ============ ============== ============ ============== ============ ==============
AFTER OFFSETS FOR DEFERRED ACQUISITION                     $       --                 $       (9)                $       (9)
  COST ADJUSTMENT AND TAXES..............                ==============              ==============              ==============

All of these securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ amounts in millions)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------ -------------- ------------ -------------- ------------ --------------
DEBT SECURITIES
U.S. government and agency...............    $    5,864    $      (31)   $       --   $       --    $    5,864   $      (31)
State and political subdivision..........            --            --            --           --            --           --
Corporate................................         5,877          (113)          585           (5)        6,462         (118)
Other asset-backed.......................            --            --            --           --            --           --
                                            ------------ -------------- ------------ -------------- ------------ --------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $   11,741    $     (144)   $      585   $       (5)   $   12,326   $     (149)
                                            ============ ============== ============ ============== ============ ==============

AMOUNTS THAT ARE
  BELOW INVESTMENT GRADE.................    $       --    $       --    $      585   $       (5)   $      585   $       (5)
                                            ============ ============== ============ ============== ============ ==============
AFTER OFFSETS FOR DEFERRED ACQUISITION                     $       --                 $       (5)                $       (3)
  COST ADJUSTMENT AND TAXES..............                ==============              ==============              ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value.

SOURCES OF NET INVESTMENT INCOME:                                                       YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $      1,480     $      1,359     $        865
Cash and cash equivalents..............................................               55               22               57
                                                                           ---------------  ---------------  ---------------
Total investment income................................................            1,535            1,381              922
  Less:  Investment expenses...........................................               11               30               11
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $      1,524     $      1,351     $        911
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                          YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Debt securities gains..................................................     $         21     $         29     $        193
Debt securities losses.................................................              (65)             (47)              --
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES).................................     $        (44)    $        (18)    $        193
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                        YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Net unrealized gains (losses) on debt securities.......................     $       (749)    $          2     $       (150)
Applicable income taxes (benefit)......................................             (262)               1              (53)
                                                                           ---------------  ---------------  ---------------
Net unrealized gains (losses) included in other comprehensive income...     $       (487)    $          1     $        (97)
                                                                           ===============  ===============  ===============

The maturities of general account debt securities, by contractual sinking fund payment and maturity, as of December 31, 2005 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell the obligations back to the issuers.

COST OF GENERAL ACCOUNT DEBT SECURITIES BY MATURITY:                                                          AS OF DEC 31,
($ amounts in thousands)                                                                                          2005
                                                                                                             ---------------

Due in one year or less...................................................................................    $         --
Due after one year through five years.....................................................................           5,387
Due after five years through ten years....................................................................          19,936
Due after ten years.......................................................................................           6,142
                                                                                                             ---------------
TOTAL.....................................................................................................    $     31,465
                                                                                                             ===============


4.   SEPARATE ACCOUNTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.   INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax basis, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

ALLOCATION OF INCOME TAXES:                                                             YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Current income taxes...................................................     $        711     $        702     $         11
Deferred income taxes (benefit)........................................              599              (88)            (692)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME........................            1,310              614             (681)
Deferred income taxes (benefit) applicable to
  other comprehensive income...........................................             (262)               1              (53)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............     $      1,048     $        615     $       (734)
                                                                           ===============  ===============  ===============

INCOME TAXES PAID......................................................     $        739     $         34     $         --
                                                                           ===============  ===============  ===============

RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                            YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                         2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Income (loss) before income taxes......................................     $      3,746     $      1,769     $     (1,947)
                                                                           ---------------  ---------------  ---------------
Income taxes (benefit) at statutory rate of 35.0%......................            1,311              619             (682)
Benefit attributable to tax advantaged investment income...............               (1)              (5)              --
Other, net.............................................................               --               --                1
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $      1,310     $        614     $       (681)
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates...................................            35.0%            34.7%            35.0%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                   AS OF DECEMBER 31,
($ amounts in thousands)                                                                   --------------------------------
                                                                                                 2005             2004
                                                                                           ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits...........................................................     $      1,133     $        897
Net operating loss carryover benefits..................................................            1,293            1,594
Investments............................................................................              124               --
Other..................................................................................               --                2
                                                                                           ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS.......................................................            2,550            2,493
                                                                                           ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs......................................................            2,936            2,471
Investments............................................................................               --              130
Employee benefits......................................................................               44               --
Other..................................................................................               16               --
                                                                                           ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES..................................................            2,996            2,601
                                                                                           ---------------  ---------------
NET DEFERRED INCOME TAX LIABILITY......................................................     $        446     $        108
                                                                                           ===============  ===============

For the year ended December 31, 2005, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future. For tax years ending on or before December 31, 2003, we filed separate company tax returns as required by Internal Revenue Code 1504(c).

At December 31, 2005, we had net operating loss carryforwards of $3.7 million for federal income tax purposes of which $0.2 million and $3.5 million expire in 2017 and 2018, respectively. We believe that the tax benefits of these losses and all other deferred tax assets will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed by us through a cost allocation process. The expenses allocated to us or paid by Phoenix Life on our behalf were $2.1 million, $2.4 million and $5.4 million for the years ended December 31, 2005, 2004 and 2003, respectively. Amounts receivable to Phoenix Life were $0.2 million as of December 31, 2005, and amounts payable to Phoenix Live were $0.3 million as of December 31, 2004.

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us under this arrangement were $10 thousand, $28 thousand and $9 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Amounts payable to the affiliated investment advisors were $0 thousand and $20 thousand as of December 31, 2005 and 2004, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our variable life and annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, WS Griffith Securities, Inc. (Griffith), as well as other outside broker dealers who are licensed to sell our contracts. During the years ended December 31, 2005, 2004 and 2003, we incurred commissions of $0.1 million, $0.2 million and $0.9 million, respectively, for contracts underwritten by PEPCO. Amounts payable to PEPCO were $25 thousand and $17 thousand as of December 31, 2005 and 2004, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. We reimbursed Phoenix Life for commissions paid on our behalf of $0.5 million, $0.7 million and $4.6 million for the years ended December 31, 2005, 2004 and 2003, respectively. Commission amounts payable to Phoenix Life were $64 thousand and $71 thousand as of December 31, 2005 and 2004, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $39 thousand during the five months ended May 31 2004, as well as $0.3 million for the year ended December 31, 2003. Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.


7.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but also to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.   OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities in accumulated other comprehensive income. Changes in unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired.

Accumulated other comprehensive income (loss) at December 31, 2005 and 2004 was comprised solely of unrealized gains (losses) on investments of $(245) thousand and $242 thousand, respectively. These amounts are net of applicable deferred income taxes (benefits) of $(262) thousand and $130 thousand at December 31, 2005 and 2004, respectively.

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS

Cash and cash equivalents are carried at amounts that approximate fair value. Debt securities are also carried at fair value as described in Note 3 to these financial statements. The fair value of policy loans at December 31, 2005 and 2004 is estimated to be equal to their carrying value at those dates.


10.  STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2005, 2004 and 2003. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA FOR PHOENIX LIFE AND ANNUITY COMPANY:                  AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Statutory capital and surplus..........................................     $     14,520     $     12,374     $     10,867
Asset valuation reserve................................................               93               70               45
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $     14,613     $     12,444     $     10,912
                                                                           ===============  ===============  ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS..................................     $      2,169     $      1,439     $     (4,518)
                                                                           ===============  ===============  ===============
STATUTORY NET INCOME (LOSS)............................................     $      2,169     $      1,439     $     (4,541)
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut-domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2005 without prior approval.


11.  CONTINGENT LIABILITIES

We are regularly involved in litigation and arbitration both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

================================================================================
                              EXECUTIVE BENEFIT-VUL
================================================================================

                                                                     [VERSION C]

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY



STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2006

                                  ------------

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2006. You may obtain a copy of the prospectus without charge by contacting us at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                                  ------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Phoenix Life and Annuity Company.........................................     2

The Separate Account.....................................................     2

The Policy...............................................................     3

Servicing Agent..........................................................     3


Performance History......................................................     3


Voting Rights............................................................     6

Safekeeping of the Separate Account's Assets.............................     7

State Regulation.........................................................     7

Reports..................................................................     7

Experts .................................................................     7

Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1

                                  ------------


If you have any questions, please contact us at:       [envelope]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                       P.O. Box 8027
                                                                       Boston, MA 02266-8027

                                                       [telephone]  VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                      (800) 417-4769


PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company incorporated November 2, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899.


Phoenix Life and Annuity Company ("PLAC") is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company established the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on July 1, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix Life and Annuity Company. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix Life and Annuity Company.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

We do not guarantee the investment performance of the Separate Account nor any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B)
    ---------  - (D) where:
       (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix Life and Annuity Company can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
This policy is nonparticipating and does not pay dividends.

REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond] the number of insureds,

[diamond] total premiums expected to be paid,

[diamond] total assets under management for the policyowner,

[diamond] the nature of the relationship among individual insureds,

[diamond] the purpose for which the policies are being purchased,

[diamond] where there is a preexisting relationship with us, such as being an employee of PLAC or its affiliates and their spouses; or employees or agents who retire from PLAC or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

[diamond] internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

[diamond] other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.


SERVICING AGENT
--------------------------------------------------------------------------------


The Phoenix Edge Series Fund located at 101 Munson Street, Greenfield, MA 01301 reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 10 Krey Boulevard, East Greenbush, New York 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------
             2003                     $1.7 Million
----------------------------------------------------------
             2004                     $2.2 Million
----------------------------------------------------------

             2005                     $1.9 Million
----------------------------------------------------------

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2005:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:........................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:....................................$1.000700
Calculation:
   Ending account value........................................$1.000700
   Less beginning account value................................$1.000000
   Net change in account value.................................$0.000700
Base period return:
   (adjusted change/beginning account value)...................$0.000700
Current annual yield = return x (365/7) =..........................3.65%
Effective annual yield = [(1 + return)365/7] - 1 =.................3.79%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.


-----------------------------------------------------------------------------------------------------------------------------------
                         NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                      SINCE
  SERIES                                                     DATE        1 YEAR   5 YEARS  10 YEARS    INCEPTION
------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                        5/5/1993       8.83%    -2.70%    5.99%       8.99%
------------------------------------------------------------------------------------------------------------------
 AIM V.I. Core Equity Fund                                 5/2/1994       5.31%    -1.44%    7.46%       9.05%
------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund                        9/10/2001       7.62%                          9.67%
------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                1/25/1995      14.45%    -1.51%   10.13%      14.92%
------------------------------------------------------------------------------------------------------------------
 DWS Equity 500 Index VIP                                 10/1/1997       4.68%     0.24%                4.61%
------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II         3/28/1994       2.03%     4.78%    5.43%       5.58%
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                        3/1/1994       2.66%     7.33%    5.89%       6.28%
------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R) Portfolio                     11/3/1997      16.85%     6.55%                9.26%
------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Opportunities Portfolio              11/3/1997       8.86%     0.19%                1.50%
------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                            11/3/1997       5.67%    -3.61%                4.41%
------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund                           1/6/1999       1.60%     8.82%                8.51%
------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                            11/8/1996      10.55%     8.03%                9.50%
------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund             9/27/1996      27.43%    17.41%                2.98%
------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund                        5/11/1992      10.17%     3.38%    8.10%       9.34%
------------------------------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation Fund                  11/28/1988       3.55%     6.37%    9.25%      10.07%
------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund                         3/15/1994       8.86%     6.07%    9.38%       9.24%
------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small Cap Portfolio                    11/4/1997       3.99%     9.87%                8.49%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond-Debenture Portfolio                     12/3/2001       1.31%                          8.53%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio                 12/11/1989       3.25%     3.10%   10.22%      11.94%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio                      9/15/1999       8.22%    10.30%               15.34%
------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Fasciano Portfolio                  7/11/2002       2.90%                         10.80%
------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Guardian Portfolio                   8/2/2002       8.15%                         14.76%
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA                 9/18/2001       4.86%                          4.96%
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA                    7/13/2000      14.06%     5.72%                3.79%
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA                7/16/2001       9.71%                         11.90%
------------------------------------------------------------------------------------------------------------------
 Phoenix Capital Growth Series                           12/31/1982       3.71%    -7.49%    2.50%      11.43%
------------------------------------------------------------------------------------------------------------------
 Phoenix Mid-Cap Growth Series                             3/2/1998       4.18%    -6.30%                4.92%
------------------------------------------------------------------------------------------------------------------
 Phoenix Strategic Theme Series                           1/29/1996       1.18%    -7.11%                5.96%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                     5/1/1990      18.57%     4.09%    8.53%       7.92%
------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                               12/15/1999       8.85%    -5.77%               -5.74%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                    8/12/2002      15.64%                         19.48%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index Series         7/14/1997       3.69%    -0.68%                4.20%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities Series       5/1/1995      15.10%    20.70%   16.22%      16.90%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth & Income Series                   3/2/1998       4.80%     0.98%                4.22%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series                 8/15/2000       9.34%    -1.74%               -4.58%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series             9/17/1984       1.79%     3.39%    7.72%      10.44%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                      10/8/1982       2.58%     1.85%    3.53%       5.27%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series        12/31/1982       1.78%     7.77%    6.93%       9.17%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond Series       6/2/2003       1.36%                          3.74%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                    8/12/2002      -0.91%                          5.51%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series             8/12/2002       9.10%                         16.27%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select Series        8/12/2002       8.65%                         14.14%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                          12/15/1999       1.05%     1.37%                0.59%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Nasdaq-100 Index(R) Series              8/15/2000       1.24%    -7.07%              -14.23%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series            3/2/1998       7.73%    15.51%                8.62%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value Series        11/20/2000       7.46%    14.96%               16.02%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Comstock Series                        3/2/1998       5.43%    -1.14%                7.17%
------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund                            5/1/2003      -5.24%                         -6.31%
------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                            5/7/1997       3.96%    -4.01%                2.81%
------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund                 5/1/2002      13.71%                          6.71%
------------------------------------------------------------------------------------------------------------------
 Van Kampen UIF Equity and Income Portfolio               4/30/2003       7.38%                         13.54%
------------------------------------------------------------------------------------------------------------------
 Wanger International Select                               2/1/1999      16.43%     4.91%               12.81%
------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                            5/1/1995      21.53%     9.84%   14.74%      16.96%
------------------------------------------------------------------------------------------------------------------
 Wanger Select                                             2/1/1999      10.49%    11.67%               14.52%
------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                             5/1/1995      11.25%    11.81%   15.27%      15.89%
------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

     The Dow Jones Industrial Average(SM) (DJIA)
     First Boston High Yield Index
     Salomon Brothers Corporate Index
     Salomon Brothers Government Bond Index
     Standard & Poor's 500 Index(R) (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

     Lipper Analytical Services
     Morningstar, Inc.
     Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

     Barron's
     Business Week
     Changing Times
     Consumer Reports
     Financial Planning
     Financial Services Weekly
     Forbes
     Fortune
     Investor's Business Daily
     Money
     The New York Times
     Personal Investor
     Registered Representative
     U.S. News and World Report
     The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments we make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Kathleen A. McGah, Vice President and Counsel and Brian Giantonio, Vice President, and Counsel, The Phoenix Life Insurance Company, have provided opinions on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

A N N U A L  R E P O R T







                                    P H O E N I X  L I F E  A N D  A N N U I T Y
                      V A R I A B L E  U N I V E R S A L  L I F E  A C C O U N T







                                                               DECEMBER 31, 2005
















                                [logo]PHOENIX(R)


                 OL4260 (C) 2006   The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                                                                                      ALGER
                                                                                                                     AMERICAN
                                                    AIM V.I. CAPITAL    AIM V.I. MID CAP                            LEVERAGED
                                                     APPRECIATION -       CORE EQUITY -      AIM V.I. PREMIER         ALLCAP -
                                                        CLASS I              CLASS I         EQUITY - CLASS I         CLASS O
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       106,931     $        42,433     $        53,680      $       492,066
          Shares                                    {          4,333}   {          3,118}   {          2,405}    {         14,148}
          Cost                                      {$        80,596}   {$        42,054}   {$        45,256}    {$       367,809}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       106,931     $        42,433     $        53,680      $      492,066

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       106,931     $        42,433     $        53,680      $       492,066
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                              33,654              38,751              19,424              222,983
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          3.18     $          1.10     $          2.76      $          2.21
                             Executive Benefit       $           -       $           -       $           -        $          3.12


                                                        FEDERATED           FEDERATED                                FIDELITY
                                                        FUND FOR        HIGH INCOME BOND       FIDELITY VIP         VIP GROWTH
                                                     U.S. GOVERNMENT    FUND II - PRIMARY    CONTRAFUND(R) -      OPPORTUNITIES -
                                                      SECURITIES II           SHARES          SERVICE CLASS        SERVICE CLASS
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       525,626     $       160,359     $       441,207      $         6,147
          Shares                                    {         46,270}   {         20,718}   {         14,265}    {            355}
          Cost                                      {$       533,766}   {$       154,589}   {$       360,936}    {$         5,547}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       525,626     $       160,359     $       441,207      $         6,147

Liabilities:
      Payable to Phoenix Life and Annuity Company    $             -     $             -     $             -      $             -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       525,626     $       160,359     $       441,207      $         6,147
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                             138,853              38,239              96,534                1,825
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          3.79     $          4.19     $          4.57      $          3.37
                             Executive Benefit       $          3.67     $          4.19     $          4.57      $             -


                        See Notes to Financial Statements
                                      SA-1

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                                                   LORD ABBETT
                                                      FIDELITY VIP                            LORD ABBETT           GROWTH AND
                                                    GROWTH - SERVICE    LAZARD RETIREMENT   BOND-DEBENTURE -         INCOME -
                                                         CLASS              SMALL CAP           CLASS VC             CLASS VC
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       409,085     $           279     $        59,036      $       222,422
          Shares                                    {         12,190                  17}   {          5,138}    {          8,502}
          Cost                                      {$       344,408     $           267}   {$        59,789}    {$       221,358}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       409,085     $           279     $        59,036      $       222,422

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $            -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       409,085     $           279     $        59,036      $       222,422
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                             162,289                 253              57,259              210,118
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          2.52     $          1.10     $          1.03      $          1.06
                             Executive Benefit       $          2.81     $           -       $           -        $           -


                                                       LORD ABBETT        MUTUAL SHARES
                                                     MID-CAP VALUE -      SECURITIES -      PHOENIX MID-CAP     PHOENIX STRATEGIC
                                                         CLASS VC            CLASS 2               GROWTH              THEME
                                                        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       131,740     $       947,365     $       631,829      $        14,852
          Shares                                    {          6,247}   {         52,139}   {         48,869}    {          1,422}
          Cost                                      {$       125,159}   {$       721,810}   {$       575,246}    {$        28,507}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       131,740     $       947,365     $       631,829      $        14,852

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       131,740     $       947,365     $       631,829      $        14,852
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                             120,619             233,880             335,165                9,829
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          1.09     $          4.05     $          1.89      $          1.51
                             Executive Benefit       $           -       $          4.05     $          1.90      $           -



                        See Notes to Financial Statements
                                      SA-2

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                              PHOENIX-ALGER          PHOENIX-
                                                    PHOENIX-ABERDEEN       PHOENIX-AIM          SMALL-CAP       ALLIANCE/BERNSTEIN
                                                      INTERNATIONAL          GROWTH               GROWTH          ENHANCED INDEX
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $        39,369     $       132,997     $        25,334      $         6,419
          Shares                                    {          2,755}   {         19,056}   {          1,622}    {            567}
          Cost                                      {$        24,588}   {$       170,042}   {$        22,450}    {$         7,448}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $        39,369     $       132,997     $        25,334      $         6,419

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $        39,369     $       132,997     $        25,334      $         6,419
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                               8,849              73,595               4,623                2,409
                                                    =================   =================   =================    =================
               Unit Value
                             Corporate Edge          $          4.45     $          1.81     $          5.48      $          2.66
                             Executive Benefit       $          4.45     $          1.83     $           -        $          2.56


                                                     PHOENIX-DUFF &                         PHOENIX-ENGEMANN     PHOENIX-ENGEMANN
                                                   PHELPS REAL ESTATE   PHOENIX-ENGEMANN       GROWTH AND           SMALL-CAP
                                                       SECURITIES        CAPITAL GROWTH          INCOME               GROWTH
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       174,275     $        31,747     $       340,007      $       187,453
          Shares                                    {          6,140}   {          2,150}   {         27,160}    {         24,129}
          Cost                                      {$       128,752}   {$        27,968}   {$       277,547}    {$       124,446}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       174,275     $        31,747     $       340,007      $       187,453

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       174,275     $        31,747     $       340,007      $       187,453
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                              23,293              11,673             103,573               65,742
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          7.48     $          2.72     $          3.28      $          2.85
                             Executive Benefit       $          7.48     $          1.62     $          2.84      $          3.35





                        See Notes to Financial Statements
                                      SA-3

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                     PHOENIX-ENGEMANN                                             PHOENIX-GOODWIN
                                                        STRATEGIC       PHOENIX-ENGEMANN     PHOENIX-GOODWIN        MULTI-SECTOR
                                                        ALLOCATION        VALUE EQUITY         MONEY MARKET         FIXED INCOME
                                                        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       300,872     $       408,727     $     2,036,139      $       538,098
          Shares                                    {         21,840}   {         29,757}   {        203,614}    {         58,885}
          Cost                                      {$       281,076}   {$       371,415}   {$     2,036,139}    {$       538,904}
      Dividends receivable                           $           -       $           -       $           205      $           -
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       300,872     $       408,727     $     2,036,344      $       538,098

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $             -     $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       300,872     $       408,727     $     2,036,344      $       538,098
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                              84,769             131,538             605,356              127,181
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          3.55     $          3.11     $          3.36      $          4.23
                             Executive Benefit       $          3.52     $          3.14     $          3.21      $          4.23


                                                     PHOENIX-GOODWIN      PHOENIX-LAZARD
                                                    MULTI-SECTOR SHORT    INTERNATIONAL      PHOENIX-NORTHERN     PHOENIX-NORTHERN
                                                        TERM BOND         EQUITY SELECT          DOW 30          NASDAQ-100 INDEX(R)
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $        49,721     $       199,378     $       103,064      $       125,166
          Shares                                    {          5,010}   {         13,255}   {         11,150}    {         28,724}
          Cost                                      {$        50,187}   {$       146,041}   {$        93,366}    {$       111,594}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $        49,721     $       199,378     $       103,064      $       125,166

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $        49,721     $       199,378     $       103,064      $       125,166
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                              45,228              42,463              31,852               42,781
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          1.10     $          4.70     $          3.24      $          2.93
                             Executive Benefit       $           -       $           -       $          3.24      $          2.93





                        See Notes to Financial Statements
                                      SA-4

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                     PHOENIX-SANFORD     PHOENIX-SANFORD
                                                    BERNSTEIN MID-CAP    BERNSTEIN SMALL-    RYDEX VARIABLE        RYDEX VARIABLE
                                                         VALUE              CAP VALUE          TRUST JUNO            TRUST NOVA
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       369,094     $       893,562     $           511      $        17,772
          Shares                                    {         26,335}   {         52,500}   {             25}    {          2,076}
          Cost                                      {$       316,777}   {$       707,990}   {$           597}    {$        13,438}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       369,094     $       893,562     $           511      $        17,772

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       369,094     $       893,562     $           511      $        17,772
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                              65,249             161,268                 570               12,183
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          5.66     $          5.54     $          0.90      $          1.46
                             Executive Benefit       $          6.81     $           -       $           -        $           -


                                                      RYDEX VARIABLE                                                 TEMPLETON
                                                       TRUST SECTOR     SCUDDER VIT EQUITY    TECHNOLOGY -       DEVELOPING MARKETS
                                                         ROTATION      500 INDEX - CLASS A      CLASS I         SECURITIES - CLASS 2
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $           764     $       959,774     $         1,859      $            10
          Shares                                    {             60}   {         73,209}   {            519}    {              1}
          Cost                                      {$           554}   {$       752,442}   {$         6,443}    {$             6}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $           764     $       959,774     $         1,859      $            10

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $           764     $       959,774     $         1,859      $            10
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                                 523             260,361               2,450                    2
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          1.46     $          3.69     $          0.76      $           -
                             Executive Benefit       $           -       $           -       $          0.75      $          5.49



                        See Notes to Financial Statements
                                      SA-5

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                        TEMPLETON           TEMPLETON           TEMPLETON
                                                         FOREIGN           GLOBAL ASSET          GROWTH               WANGER
                                                       SECURITIES -        ALLOCATION -        SECURITIES -        INTERNATIONAL
                                                         CLASS 2             CLASS 2             CLASS 2              SELECT
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Assets:
      Investments at fair value                      $       399,947     $            41     $       510,843      $       168,198
          Shares                                    {         25,605}   {              2}   {         36,991}    {          8,568}
          Cost                                      {$       277,413}   {$            39}   {$       380,884}    {$       104,954}
                                                    -----------------   -----------------   -----------------    -----------------
      Total Assets                                   $       399,947     $            41     $       510,843      $       168,198

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -        $           -
                                                    -----------------   -----------------   -----------------    -----------------
               Total Net Assets                      $       399,947     $            41     $       510,843      $       168,198
                                                    =================   =================   =================    =================
                                                    =================   =================   =================    =================
               Units Outstanding                             111,504                   9             126,192               48,446
                                                    =================   =================   =================    =================

               Unit Value
                             Corporate Edge          $          3.59     $           -       $          4.05      $          3.47
                             Executive Benefit       $           -       $          4.37     $          4.05      $           -



                                                         WANGER                                WANGER U.S.
                                                      INTERNATIONAL          WANGER              SMALLER
                                                        SMALL CAP            SELECT             COMPANIES
                                                        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------
Assets:
      Investments at fair value                      $       281,489     $       322,259     $       354,539
          Shares                                    {          9,190}   {         14,221}   {         10,159
          Cost                                      {$       179,142}   {$       246,050}   {$       211,253
                                                    -----------------   -----------------   -----------------
      Total Assets                                   $       281,489     $       322,259     $       354,539

Liabilities:
      Payable to Phoenix Life and Annuity Company    $           -       $           -       $           -
                                                    -----------------   -----------------   -----------------
               Total Net Assets                      $       281,489     $       322,259     $       354,539
                                                    =================   =================   =================
                                                    =================   =================   =================
               Units Outstanding                              71,914              62,029              74,089
                                                    =================   =================   =================

               Unit Value
                             Corporate Edge          $          3.91     $          5.20     $          4.79
                             Executive Benefit       $          3.67     $          5.55     $          5.48



                        See Notes to Financial Statements
                                      SA-6

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                          AIM V.I.          AIM V.I.                                   ALGER
                                                          CAPITAL         MID CAP CORE          AIM V.I.              AMERICAN
                                                       APPRECIATION -       EQUITY -        PREMIER EQUITY -         LEVERAGED
                                                         CLASS I            CLASS I             CLASS I           ALLCAP - CLASS O
                                                        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $            65     $           214     $           676      $           -
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                      65                 214                 676                  -
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              5,750              (4,170)             10,811                3,419
      Realized gain distributions                                -                 1,306                 -                    -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                     5,750              (2,864)             10,811                3,419
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                          2,593               1,290              (5,950)              60,303
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $         8,408     $        (1,360)    $         5,537      $        63,722
                                                    =================   =================   =================    =================


                                                      FEDERATED FUND      FEDERATED HIGH                          FIDELITY VIP
                                                        FOR U.S.           INCOME BOND        FIDELITY VIP           GROWTH
                                                       GOVERNMENT            FUND II -        CONTRAFUND(R) -     OPPORTUNITIES -
                                                      SECURITIES II       PRIMARY SHARES     SERVICE CLASS        SERVICE CLASS
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $        22,219     $        13,645     $           588      $            37
Expenses:
      Mortality and expense fees                                   -                 -                   -                    -
      Indexing (gain) loss                                         -                 -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                  22,219              13,645                 588                   37
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                703                 249              19,781                    8
      Realized gain distributions                                  -                 -                    53                  -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                       703                 249              19,834                    8
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        (11,121)             (9,499)             40,892                  329
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $        11,801     $         4,395     $        61,314      $           374
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-7

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                      FIDELITY VIP           LAZARD           LORD ABBETT           LORD ABBETT
                                                         GROWTH -          RETIREMENT        BOND-DEBENTURE -    GROWTH AND INCOME -
                                                      SERVICE CLASS         SMALL CAP           CLASS VC              CLASS VC
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         1,705     $           -       $         2,834      $         2,130
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                   1,705                 -                 2,834                2,130
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              8,862                   1                   2                    8
      Realized gain distributions                                -                    21                 620               13,012
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                     8,862                  22                 622               13,020
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                         11,451                  12                (753)               1,064
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $        22,018     $            34     $         2,703      $        16,214
                                                    =================   =================   =================    =================




                                                      LORD ABBETT         MUTUAL SHARES
                                                     MID-CAP VALUE -       SECURITIES -      PHOENIX MID-CAP          PHOENIX
                                                        CLASS VC             CLASS 2             GROWTH           STRATEGIC THEME
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $           559     $         8,105     $           -        $           -
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                     559               8,105                 -                    -
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              1,322               5,785                (985)             (14,217)
      Realized gain distributions                              7,642               3,036                 -                    -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                     8,964               8,821                (985)             (14,217)
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                          6,580              75,537              26,460               14,906
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $        16,103     $        92,463     $        25,475      $           689
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-8

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                             PHOENIX-ALGER       PHOENIX-ALLIANCE/
                                                     PHOENIX-ABERDEEN      PHOENIX-AIM         SMALL-CAP         BERNSTEIN ENHANCED
                                                      INTERNATIONAL          GROWTH             GROWTH                INDEX
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         1,833     $           -       $           -        $           248
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                   1,833                 -                   -                    248
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             33,084             (39,806)                118               (4,937)
      Realized gain distributions                                -                   -                 2,103                  -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                    33,084             (39,806)              2,221               (4,937)
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        (26,017)             61,871               1,268                5,394
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $         8,900     $        22,065     $         3,489      $           705
                                                    =================   =================   =================    =================



                                                      PHOENIX-DUFF &
                                                    PHELPS REAL ESTATE   PHOENIX-ENGEMANN    PHOENIX-ENGEMANN     PHOENIX-ENGEMANN
                                                       SECURITIES         CAPITAL GROWTH    GROWTH AND INCOME     SMALL-CAP GROWTH
                                                       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         3,652     $            21     $         3,629      $           -
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                   3,652                  21               3,629                  -
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             37,965              (7,855)              6,594               18,904
      Realized gain distributions                              9,858                 -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                    47,823              (7,855)              6,594               18,904
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        (19,901)              8,651               6,775               (1,507)
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $        31,574     $           817     $        16,998      $        17,397
                                                    =================   =================   =================    =================




                        See Notes to Financial Statements
                                      SA-9

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                     PHOENIX-ENGEMANN                                             PHOENIX-GOODWIN
                                                        STRATEGIC        PHOENIX-ENGEMANN    PHOENIX-GOODWIN        MULTI-SECTOR
                                                        ALLOCATION         VALUE EQUITY        MONEY MARKET         FIXED INCOME
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         7,876     $         4,748     $        53,135      $        28,334
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                   7,876               4,748              53,135               28,334
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              7,301               1,194                 -                  2,667
      Realized gain distributions                              8,577                 -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                    15,878               1,194                 -                  2,667
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        (18,353)             15,507                 -                (19,799)
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $         5,401     $        21,449     $        53,135      $        11,202
                                                    =================   =================   =================    =================



                                                     PHOENIX-GOODWIN                         PHOENIX-LAZARD
                                                      MULTI-SECTOR        PHOENIX-KAYNE      INTERNATIONAL        PHOENIX-NORTHERN
                                                     SHORT TERM BOND     RISING DIVIDENDS    EQUITY SELECT             DOW 30
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         1,353     $           -       $         2,221      $         2,238
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                   1,353                 -                 2,221                2,238
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                -                 4,030                  10                6,006
      Realized gain distributions                                -                   -                   916                  -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                       -                 4,030                 926                6,006
                                                    -----------------   -----------------   -----------------    -----------------

sChange in unrealized appreciation (depreciation)
      during the year                                           (466)             (6,062)             12,735               (6,990)
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $           887     $        (2,032)    $        15,882      $         1,254
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-10

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)



                                                     PHOENIX-NORTHERN    PHOENIX-SANFORD     PHOENIX-SANFORD
                                                        NASDAQ-100      BERNSTEIN MID-CAP   BERNSTEIN SMALL-CAP   RYDEX VARIABLE
                                                         INDEX(R)             VALUE               VALUE             TRUST JUNO
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $           -       $           478     $           -        $           -
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                    (1)                 -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                     -                   478                   1                  -
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              6,478              16,749               2,526                  (14)
      Realized gain distributions                                -                26,769              48,257                  -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                     6,478              43,518              50,783                  (14)
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                         (4,888)            (10,746)             12,760                  (18)
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $         1,590     $        33,250     $        63,544      $           (32)
                                                    =================   =================   =================    =================




                                                                          RYDEX VARIABLE       SCUDDER VIT
                                                      RYDEX VARIABLE       TRUST SECTOR     EQUITY 500 INDEX -      TECHNOLOGY -
                                                        TRUST NOVA           ROTATION            CLASS A              CLASS I
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $            56     $           -       $        13,840      $           -
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                      56                 -                13,840                  -
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                 13                  31               1,805             (139,772)
      Realized gain distributions                                -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                        13                  31               1,805             (139,772)
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                            631                  64              27,929              142,019
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $           700     $            95     $        43,574      $         2,247
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-11

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                        TEMPLETON
                                                        DEVELOPING          TEMPLETON           TEMPLETON            TEMPLETON
                                                          MARKETS            FOREIGN           GLOBAL ASSET           GROWTH
                                                        SECURITIES -        SECURITIES -        ALLOCATION -         SECURITIES -
                                                         CLASS 2             CLASS 2             CLASS 2              CLASS 2
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $           262     $         3,822     $           -        $         5,570
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                     262               3,822                 -                  5,570
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              7,097               2,220               2,418                8,404
      Realized gain distributions                                -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                     7,097               2,220               2,418                8,404
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                         (4,189)             28,899              (1,869)              30,255
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $         3,170     $        34,941     $           549      $        44,229
                                                    =================   =================   =================    =================




                                                         WANGER              WANGER                                 WANGER U.S.
                                                      INTERNATIONAL       INTERNATIONAL           WANGER             SMALLER
                                                         SELECT            SMALL CAP              SELECT            COMPANIES
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         3,047     $         2,517     $           -        $           -
Expenses:
      Mortality and expense fees                                 -                   -                   -                    -
      Indexing (gain) loss                                       -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net investment income (loss)                                   3,047               2,517                 -                    -
                                                    -----------------   -----------------   -----------------    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              1,626              12,631              14,428               33,717
      Realized gain distributions                                -                   -                21,805                  -
                                                    -----------------   -----------------   -----------------    -----------------
      Realized gain (loss)                                     1,626              12,631              36,233               33,717
                                                    -----------------   -----------------   -----------------    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                         19,761              40,373              (6,695)               8,868
                                                    -----------------   -----------------   -----------------    -----------------
Net increase (decrease) in net assets
      from operations                                $        24,434     $        55,521     $        29,538      $        42,585
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-12

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004


                                                       AIM V.I. CAPITAL APPRECIATION -          AIM V.I. MID CAP CORE EQUITY -
                                                                  CLASS I                                 CLASS I
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $            65     $           -       $           214      $            53
          Realized gains (losses)                              5,750                 810              (2,864)               1,562
          Unrealized appreciation (depreciation)
               during the year                                 2,593               7,412               1,290                 (910)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          8,408               8,222              (1,360)                 705
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                 8,246                 279              27,427                  -
          Transfers between subaccounts
               (including fixed account), net                (31,609)             (2,966)            (19,610)              35,607
          Transfers for contract
               benefits and terminations                         (39)             (2,568)                -                    -
          Contract maintenance charges                        (1,176)             (1,719)               (321)                 (15)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (24,578)             (6,974)              7,496               35,592
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (16,170)              1,248               6,136               36,297

Net assets at beginning of period                            123,101             121,853              36,297                  -
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       106,931     $       123,101     $        42,433      $        36,297
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-13

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                          AIM V.I. PREMIER EQUITY -            ALGER AMERICAN LEVERAGED ALLCAP -
                                                                  CLASS I                                 CLASS O
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           676     $           529     $           -        $           -
          Realized gains (losses)                             10,811                   5               3,419               (4,690)
          Unrealized appreciation (depreciation)
               during the year                                (5,950)              5,909              60,303               35,313
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          5,537               6,443              63,722               30,623
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                19,993               9,259              46,198               32,234
          Transfers between subaccounts
               (including fixed account), net                (81,192)             15,584              (6,562)              13,702
          Transfers for contract
               benefits and terminations                      (6,310)               (211)            (29,678)             (33,612)
          Contract maintenance charges                        (1,382)             (1,214)             (9,192)              (7,160)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (68,891)             23,418                 766                5,164
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (63,354)             29,861              64,488               35,787

Net assets at beginning of period                            117,034              87,173             427,578              391,791
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $        53,680     $       117,034     $       492,066      $       427,578
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-14

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     FEDERATED FUND FOR U.S. GOVERNMENT       FEDERATED HIGH INCOME BOND FUND II -
                                                               SECURITIES II                           PRIMARY SHARES
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        22,219     $        24,436     $        13,645      $        11,037
          Realized gains (losses)                                703                (471)                249                 (699)
          Unrealized appreciation (depreciation)
               during the year                               (11,121)             (4,844)             (9,499)               4,481
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         11,801              19,121               4,395               14,819
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                61,817              15,458              23,992                3,092
          Transfers between subaccounts
               (including fixed account), net                 23,309             (33,775)               (913)              (1,940)
          Transfers for contract
               benefits and terminations                    (102,567)             (8,045)            (23,066)              (3,665)
          Contract maintenance charges                        (7,462)             (6,123)             (2,716)              (2,365)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (24,903)            (32,485)             (2,703)              (4,878)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (13,102)            (13,364)              1,692                9,941

Net assets at beginning of period                            538,728             552,092             158,667              148,726
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       525,626     $       538,728     $       160,359      $       158,667
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-15

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         FIDELITY VIP CONTRAFUND(R) -         FIDELITY VIP GROWTH OPPORTUNITIES -
                                                                SERVICE CLASS                            SERVICE CLASS
                                                                 SUBACCOUNT                               SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           588     $           353     $            37      $            77
          Realized gains (losses)                             19,834               8,330                   8                2,968
          Unrealized appreciation (depreciation)
               during the year                                40,892              21,106                 329               (2,385)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         61,314              29,789                 374                  660
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                34,746               6,988               1,396                4,488
          Transfers between subaccounts
               (including fixed account), net                189,188             125,947                 (75)             (40,851)
          Transfers for contract
               benefits and terminations                    (122,530)             (7,284)                  -               (3,365)
          Contract maintenance charges                        (5,514)             (1,624)               (168)                (308)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              95,890             124,027               1,153              (40,036)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               157,204             153,816               1,527              (39,376)

Net assets at beginning of period                            284,003             130,187               4,620               43,996
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       441,207     $       284,003     $         6,147      $         4,620
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-16

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)



                                                     FIDELITY VIP GROWTH - SERVICE CLASS         LAZARD RETIREMENT SMALL CAP
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         1,705     $         1,561     $           -        $           -
          Realized gains (losses)                              8,862              34,578                  22                  -
          Unrealized appreciation (depreciation)
               during the year                                11,451             (22,302)                 12                  -
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         22,018              13,837                  34                  -
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                19,965               3,092                 -                    -
          Transfers between subaccounts
               (including fixed account), net                (30,634)             45,663                 274                  -
          Transfers for contract
               benefits and terminations                     (48,575)            (45,331)                -                    -
          Contract maintenance charges                        (6,326)             (5,171)                (29)                 -
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (65,570)             (1,747)                245                  -
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (43,552)             12,090                 279                  -

Net assets at beginning of period                            452,637             440,547                 -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       409,085     $       452,637     $           279      $           -
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-17

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         LORD ABBETT BOND-DEBENTURE -           LORD ABBETT GROWTH AND INCOME -
                                                                  CLASS VC                                 CLASS VC
                                                                 SUBACCOUNT                               SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         2,834     $           -       $         2,130      $           -
          Realized gains (losses)                                622                 -                13,020                  -
          Unrealized appreciation (depreciation)
               during the year                                  (753)                -                 1,064                  -
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          2,703                 -                16,214                  -
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                 7,621                 -                 3,067                  -
          Transfers between subaccounts
               (including fixed account), net                 49,575                 -               203,971                  -
          Transfers for contract
               benefits and terminations                         -                   -                   -                    -
          Contract maintenance charges                          (863)                -                  (830)                 -
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              56,333                 -               206,208                  -
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                59,036                 -               222,422                  -

Net assets at beginning of period                                -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $        59,036     $           -       $       222,422      $           -
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-18

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         LORD ABBETT MID-CAP VALUE -
                                                                  CLASS VC                    MUTUAL SHARES SECURITIES - CLASS 2
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                 2004
                                                          ----                ----                ----                 ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           559     $           -       $         8,105      $         5,332
          Realized gains (losses)                              8,964                 -                 8,821                9,753
          Unrealized appreciation (depreciation)
               during the year                                 6,580                 -                75,537               72,713
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         16,103                 -                92,463               87,798
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                 4,309                 -                49,073                3,092
          Transfers between subaccounts
               (including fixed account), net                111,531                 -               118,927              (28,507)
          Transfers for contract
               benefits and terminations                           -                 -               (40,106)             (10,821)
          Contract maintenance charges                          (203)                -               (21,105)             (13,082)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             115,637                 -               106,789              (49,318)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               131,740                 -               199,252               38,480

Net assets at beginning of period                                  -                 -               748,113              709,633
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       131,740     $           -       $       947,365      $       748,113
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-19

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                          PHOENIX MID-CAP GROWTH                   PHOENIX STRATEGIC THEME
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                 2004
                                                          ----                ----                ----                 ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           -       $             2     $           -        $            (3)
          Realized gains (losses)                               (985)             (3,916)            (14,217)              (7,181)
          Unrealized appreciation (depreciation)
               during the year                                26,460              39,445              14,906               15,684
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         25,475              35,531                 689                8,500
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                52,964              12,222               5,242               21,443
          Transfers between subaccounts
               (including fixed account), net                    528              (6,855)            (19,013)             (14,654)
          Transfers for contract
               benefits and terminations                     (18,507)            (28,451)               (602)            (345,475)
          Contract maintenance charges                       (14,738)            (11,245)             (1,448)              (7,489)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              20,247             (34,329)            (15,821)            (346,175)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                45,722               1,202             (15,132)            (337,675)

Net assets at beginning of period                            586,107             584,905              29,984              367,659
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       631,829     $       586,107     $        14,852      $        29,984
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-20

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        PHOENIX-ABERDEEN INTERNATIONAL               PHOENIX-AIM GROWTH
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         1,833     $         3,041     $           -        $           527
          Realized gains (losses)                             33,084               5,889             (39,806)              26,364
          Unrealized appreciation (depreciation)
               during the year                               (26,017)             11,953              61,871               (6,988)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          8,900              20,883              22,065               19,903
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                 5,112              21,818              24,428               74,531
          Transfers between subaccounts
               (including fixed account), net                (77,037)              1,344               3,275              (10,677)
          Transfers for contract
               benefits and terminations                     (21,577)            (31,024)           (182,396)            (693,821)
          Contract maintenance charges                        (1,073)             (1,870)             (7,892)             (19,874)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (94,575)             (9,732)           (162,585)            (649,841)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (85,675)             11,151            (140,520)            (629,938)

Net assets at beginning of period                            125,044             113,893             273,517              903,455
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $        39,369     $       125,044     $       132,997      $       273,517
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-21

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                PHOENIX-ALLIANCE/BERNSTEIN
                                                       PHOENIX-ALGER SMALL-CAP GROWTH                 ENHANCED INDEX
                                                                 SUBACCOUNT                             SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           -       $            (1)    $           248      $           825
          Realized gains (losses)                              2,221               5,443              (4,937)             (15,240)
          Unrealized appreciation (depreciation)
               during the year                                 1,268                (250)              5,394               17,234
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          3,489               5,192                 705                2,819
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                 1,236                 -                 5,284                6,183
          Transfers between subaccounts
               (including fixed account), net                   (590)            (28,503)                684               (7,511)
          Transfers for contract
               benefits and terminations                         -               (13,891)            (39,366)             (64,623)
          Contract maintenance charges                          (485)               (267)             (1,813)              (3,037)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                                 161             (42,661)            (35,211)             (68,988)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                 3,650             (37,469)            (34,506)             (66,169)

Net assets at beginning of period                             21,684              59,153              40,925              107,094
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $        25,334     $        21,684     $         6,419      $        40,925
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-22

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      PHOENIX-DUFF & PHELPS REAL ESTATE
                                                                SECURITIES                     PHOENIX-ENGEMANN CAPITAL GROWTH
                                                                SUBACCOUNT                                SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         3,652     $         5,479     $            21      $           447
          Realized gains (losses)                             47,823              36,447              (7,855)               9,289
          Unrealized appreciation (depreciation)
               during the year                               (19,901)             25,187               8,651               (5,824)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         31,574              67,113                 817                3,912
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                21,083              12,366               3,715                9,462
          Transfers between subaccounts
               (including fixed account), net                (31,457)            (25,438)                166              (68,745)
          Transfers for contract
               benefits and terminations                    (116,688)            (30,635)            (19,316)             (17,269)
          Contract maintenance charges                        (5,084)             (2,945)             (1,229)              (5,001)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (132,146)            (46,652)            (16,664)             (81,553)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                              (100,572)             20,461             (15,847)             (77,641)

Net assets at beginning of period                            274,847             254,386              47,594              125,235
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       174,275     $       274,847     $        31,747      $        47,594
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-23

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      PHOENIX-ENGEMANN GROWTH AND INCOME      PHOENIX-ENGEMANN SMALL-CAP GROWTH
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         3,629     $         4,029     $           -        $           278
          Realized gains (losses)                              6,594               5,012              18,904                  161
          Unrealized appreciation (depreciation)
               during the year                                 6,775              27,462              (1,507)              21,280
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         16,998              36,503              17,397               21,719
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                40,481               9,275              12,293                6,184
          Transfers between subaccounts
               (including fixed account), net                (60,444)             12,382             (48,027)              17,153
          Transfers for contract
               benefits and terminations                     (20,147)             (6,462)            (41,717)             (17,570)
          Contract maintenance charges                        (4,745)             (4,157)             (3,609)              (2,919)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (44,855)             11,038             (81,060)               2,848
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (27,857)             47,541             (63,663)              24,567

Net assets at beginning of period                            367,864             320,323             251,116              226,549
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       340,007     $       367,864     $       187,453      $       251,116
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-24

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         PHOENIX-ENGEMANN STRATEGIC
                                                                 ALLOCATION                     PHOENIX-ENGEMANN VALUE EQUITY
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         7,876     $        10,513     $         4,748      $         2,220
          Realized gains (losses)                             15,878              17,583               1,194                  653
          Unrealized appreciation (depreciation)
               during the year                               (18,353)              2,430              15,507               32,191
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          5,401              30,526              21,449               35,064
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                54,294              46,745              47,408               24,960
          Transfers between subaccounts
               (including fixed account), net                (73,350)            (62,519)              2,508              235,567
          Transfers for contract
               benefits and terminations                     (85,180)            (18,782)            (31,187)             (33,704)
          Contract maintenance charges                        (5,970)             (6,901)             (8,552)              (4,487)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (110,206)            (41,457)             10,177              222,336
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                              (104,805)            (10,931)             31,626              257,400

Net assets at beginning of period                            405,677             416,608             377,101              119,701
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       300,872     $       405,677     $       408,727      $       377,101
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-25

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                PHOENIX-GOODWIN MULTI-SECTOR
                                                         PHOENIX-GOODWIN MONEY MARKET                   FIXED INCOME
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        53,135     $        16,900     $        28,334      $        29,560
          Realized gains (losses)                                -                   -                 2,667               (1,492)
          Unrealized appreciation (depreciation)
               during the year                                   -                   -               (19,799)               7,673
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         53,135              16,900              11,202               35,741
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                               569,985              30,916              66,730               56,165
          Transfers between subaccounts
               (including fixed account), net                 15,586            (552,972)             24,202              380,518
          Transfers for contract
               benefits and terminations                    (461,770)         (1,254,281)           (190,103)             (68,009)
          Contract maintenance charges                       (50,203)            (35,629)             (6,206)              (4,369)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              73,598          (1,811,966)           (105,377)             364,305
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               126,733          (1,795,066)            (94,175)             400,046

Net assets at beginning of period                          1,909,611           3,704,677             632,273              232,227
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $     2,036,344     $     1,909,611     $       538,098      $       632,273
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-26

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        PHOENIX-GOODWIN MULTI-SECTOR
                                                              SHORT TERM BOND                   PHOENIX-KAYNE RISING DIVIDENDS
                                                                 SUBACCOUNT                               SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                 2004
                                                          ----                ----                ----                 ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         1,353     $            33     $           -        $           898
          Realized gains (losses)                                -                    (3)              4,030                  -
          Unrealized appreciation (depreciation)
               during the year                                  (466)                 15              (6,062)               2,011
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                            887                  45              (2,032)               2,909
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                   -                     7                 -                 15,991
          Transfers between subaccounts
               (including fixed account), net                 48,834              (3,371)            (64,328)               2,338
          Transfers for contract
               benefits and terminations                         -                   (79)                -                    -
          Contract maintenance charges                           -                    10                 -                    -
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              48,834              (3,433)            (64,328)              18,329
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                49,721              (3,388)            (66,360)              21,238

Net assets at beginning of period                                -                 3,388              66,360               45,122
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                                 $ 49,721     $           -       $           -        $        66,360
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-27

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     PHOENIX-LAZARD INTERNATIONAL EQUITY
                                                                   SELECT                          PHOENIX-NORTHERN DOW 30
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         2,221     $         1,934     $         2,238      $         2,437
          Realized gains (losses)                                926               9,909               6,006                3,298
          Unrealized appreciation (depreciation)
               during the year                                12,735              14,387              (6,990)                 857
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         15,882              26,230               1,254                6,592
                                                    -----------------   -----------------   -----------------    -----------------
Contract transactions:
          Payments received from
               contract owners                                 5,810                 -                24,164                3,092
          Transfers between subaccounts
               (including fixed account), net                    (40)            (33,650)            (52,963)             (36,886)
          Transfers for contract
               benefits and terminations                         -               (21,089)            (19,432)              (4,512)
          Contract maintenance charges                        (2,093)             (2,465)             (2,015)              (1,287)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                               3,677             (57,204)            (50,246)             (39,593)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                19,559             (30,974)            (48,992)             (33,001)

Net assets at beginning of period                            179,819             210,793             152,056              185,057
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       199,378     $       179,819     $       103,064      $       152,056
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-28

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        PHOENIX-NORTHERN NASDAQ-100            PHOENIX-SANFORD BERNSTEIN MID-CAP
                                                                  INDEX(R)                                  VALUE
                                                                 SUBACCOUNT                               SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           -       $           727     $           478      $           508
          Realized gains (losses)                              6,478                (661)             43,518               23,614
          Unrealized appreciation (depreciation)
               during the year                                (4,888)              8,834             (10,746)              31,056
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          1,590               8,900              33,250               55,178
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                32,429              14,199              25,754               22,667
          Transfers between subaccounts
               (including fixed account), net                 20,326                (439)            126,562               20,420
          Transfers for contract
               benefits and terminations                     (58,630)             (2,309)           (139,915)              (1,729)
          Contract maintenance charges                        (2,899)             (1,310)             (9,836)              (5,820)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              (8,774)             10,141               2,565               35,538
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                (7,184)             19,041              35,815               90,716

Net assets at beginning of period                            132,350             113,309             333,279              242,563
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       125,166     $       132,350     $       369,094      $       333,279
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-29

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         PHOENIX-SANFORD BERNSTEIN
                                                              SMALL-CAP VALUE                     RYDEX VARIABLE TRUST JUNO
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $             1     $            (1)    $           -        $           -
          Realized gains (losses)                             50,783              64,701                 (14)                (204)
          Unrealized appreciation (depreciation)
               during the year                                12,760              85,227                 (18)                 (28)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         63,544             149,927                 (32)                (232)
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                55,983              50,273                 -                     28
          Transfers between subaccounts
               (including fixed account), net                 (6,091)             16,170                 (14)                 -
          Transfers for contract
               benefits and terminations                      (2,921)            (11,418)                -                 (6,871)
          Contract maintenance charges                       (20,671)            (14,015)                (78)                 (74)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              26,300              41,010                 (92)              (6,917)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                             net assets                       89,844             190,937                (124)              (7,149)

Net assets at beginning of period                            803,718             612,781                 635                7,784
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       893,562     $       803,718     $           511      $           635
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-30

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                 RYDEX VARIABLE TRUST SECTOR
                                                         RYDEX VARIABLE TRUST NOVA                         ROTATION
                                                                 SUBACCOUNT                               SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $            56     $             8     $           -        $           -
          Realized gains (losses)                                 13                 992                  31                  619
          Unrealized appreciation (depreciation)
               during the year                                   631               1,420                  64                 (302)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                            700               2,420                  95                  317
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                   696                 778                 -                     28
          Transfers between subaccounts
               (including fixed account), net                    (66)                -                   (55)                   -
          Transfers for contract
               benefits and terminations                         -                (8,196)                -                 (7,698)
          Contract maintenance charges                          (307)               (228)               (107)                 (83)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                                 323              (7,646)               (162)              (7,753)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                 1,023              (5,226)                (67)              (7,436)

Net assets at beginning of period                             16,749              21,975                 831                8,267
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $        17,772     $        16,749     $           764      $           831
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-31

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         SCUDDER VIT EQUITY 500 INDEX -
                                                                    CLASS A                         TECHNOLOGY - CLASS I
                                                                   SUBACCOUNT                            SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        13,840     $         8,737     $           -        $            20
          Realized gains (losses)                              1,805              46,660            (139,772)             (21,778)
          Unrealized appreciation (depreciation)
               during the year                                27,929              37,223             142,019               14,538
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         43,574              92,620               2,247               (7,220)
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                57,638                 -                44,914               55,675
          Transfers between subaccounts
               (including fixed account), net                (15,101)           (204,547)           (244,402)               2,283
          Transfers for contract
               benefits and terminations                      (3,758)                -               (85,749)             (17,269)
          Contract maintenance charges                       (19,774)             22,588              (5,075)              (6,823)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              19,005            (181,959)           (290,312)              33,866
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                62,579             (89,339)           (288,065)              26,646

Net assets at beginning of period                            897,195             986,534             289,924              263,278
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       959,774     $       897,195     $         1,859      $       289,924
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-32

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         TEMPLETON DEVELOPING MARKETS            TEMPLETON FOREIGN SECURITIES -
                                                             SECURITIES - CLASS 2                            CLASS 2
                                                                   SUBACCOUNT                               SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           262     $           305     $         3,822      $         3,173
          Realized gains (losses)                              7,097                 163               2,220               10,237
          Unrealized appreciation (depreciation)
               during the year                                (4,189)              2,944              28,899               40,445
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                          3,170               3,412              34,941               53,855
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                 2,641               3,092              21,614                  -
          Transfers between subaccounts
               (including fixed account), net                 (1,348)             (2,978)             44,570              (36,923)
          Transfers for contract
               benefits and terminations                     (21,554)                -                (9,018)             (45,843)
          Contract maintenance charges                           (67)                (40)             (5,995)              (3,939)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (20,328)                 74              51,171              (86,705)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (17,158)              3,486              86,112              (32,850)

Net assets at beginning of period                             17,168              13,682             313,835              346,685
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $            10     $        17,168     $       399,947      $       313,835
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-33

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     TEMPLETON GLOBAL ASSET ALLOCATION -         TEMPLETON GROWTH SECURITIES -
                                                                    CLASS 2                               CLASS 2
                                                                   SUBACCOUNT                            SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                 2004
                                                          ----                ----                ----                 ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           -       $           451     $         5,570      $         3,974
          Realized gains (losses)                              2,418                  41               8,404                2,869
          Unrealized appreciation (depreciation)
               during the year                                (1,869)              1,859              30,255               48,702
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                            549               2,351              44,229               55,545
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                   -                   -                35,914                6,183
          Transfers between subaccounts
               (including fixed account), net                  2,072              14,591              69,667               21,844
          Transfers for contract
               benefits and terminations                     (19,615)                -               (48,166)              (5,276)
          Contract maintenance charges                           -                   -                (8,092)              (4,894)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (17,543)             14,591              49,323               17,857
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                               (16,994)             16,942              93,552               73,402

Net assets at beginning of period                             17,035                  93             417,291              343,889
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $            41     $        17,035     $       510,843      $       417,291
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-34

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         WANGER INTERNATIONAL SELECT           WANGER INTERNATIONAL SMALL CAP
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         3,047     $           386     $         2,517      $         1,786
          Realized gains (losses)                              1,626               7,009              12,631               26,702
          Unrealized appreciation (depreciation)
               during the year                                19,761              19,410              40,373               24,102
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         24,434              26,805              55,521               52,590
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                   -                    40              16,955               12,833
          Transfers between subaccounts
               (including fixed account), net                 (3,879)             39,359              58,773              (34,120)
          Transfers for contract
               benefits and terminations                      (8,212)            (24,881)            (68,218)             (49,336)
          Contract maintenance charges                        (2,778)             (1,736)             (4,502)              (3,988)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (14,869)             12,782               3,008              (74,611)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                 9,565              39,587              58,529              (22,021)

Net assets at beginning of period                            158,633             119,046             222,960              244,981
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       168,198     $       158,633     $       281,489      $       222,960
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-35

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                WANGER SELECT                   WANGER U.S. SMALLER COMPANIES
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    -------------------------------------   --------------------------------------
                                                          2005                2004                2005                2004
                                                          ----                ----                ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           -       $           -       $           -        $            (3)
          Realized gains (losses)                             36,233               1,480              33,717               12,774
          Unrealized appreciation (depreciation)
               during the year                                (6,695)             40,115               8,868               54,284
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets
      from operations                                         29,538              41,595              42,585               67,055
                                                    -----------------   -----------------   -----------------    -----------------

Contract transactions:
          Payments received from
               contract owners                                18,493              19,755              41,509               32,930
          Transfers between subaccounts
               (including fixed account), net                 (1,604)             66,346                 526              (62,374)
          Transfers for contract
               benefits and terminations                     (39,574)            (11,265)           (125,182)             (25,340)
          Contract maintenance charges                        (3,959)             (1,677)             (8,836)              (6,166)
                                                    -----------------   -----------------   -----------------    -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (26,644)             73,159             (91,983)             (60,950)
                                                    -----------------   -----------------   -----------------    -----------------
               Total increase (decrease) in
                    net assets                                 2,894             114,754             (49,398)               6,105

Net assets at beginning of period                            319,365             204,611             403,937              397,832
                                                    -----------------   -----------------   -----------------    -----------------
Net assets at end of period                          $       322,259     $       319,365     $       354,539      $       403,937
                                                    =================   =================   =================    =================



                        See Notes to Financial Statements
                                      SA-36

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ORGANIZATION

The Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life and Annuity Company ("PLAC"). PLAC is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established July 1, 1996. The Separate Account currently consists of 49 subaccounts that invest in shares of an underlying fund. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds")

The Separate Account invests in the following subaccounts:

---------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
---------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
---------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I
---------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
---------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
---------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
---------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
---------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class
---------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class
---------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio
---------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC
---------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC
---------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
---------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
---------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
---------------------------------------------------------------------------
Phoenix Strategic Theme Series
---------------------------------------------------------------------------
Phoenix-Aberdeen International Series
---------------------------------------------------------------------------
Phoenix-AIM Growth Series
---------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
---------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
---------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
---------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
---------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
---------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
---------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
---------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
---------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
---------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series
---------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
---------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
---------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
---------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
---------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
---------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
---------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
---------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
---------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
---------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
---------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund- Class A
---------------------------------------------------------------------------
Technology Portfolio - Class I (included in Universal Institutional
Funds, Inc. funds)
---------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
---------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
---------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
---------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
---------------------------------------------------------------------------

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------
Wanger International Select
---------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------
Wanger Select
---------------------------------------------------------------------------
Wanger U.S. Smaller Companies
---------------------------------------------------------------------------


Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

The financial statements are presented at a total aggregate separate account level and not at the individual product level as was the case in previous years.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2001 through December 31, 2004) have been reformatted to be consistent with the current year presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective subaccounts.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

SUBACCOUNT                                                             PURCHASES                     SALES
----------                                                             ---------                     -----
      AIM V.I. Capital Appreciation Fund - Class I                   $       8,264               $       32,777
      AIM V.I. Mid Cap Core Equity Fund - Class I                          176,335                      167,318
      AIM V.I. Premier Equity Fund - Class I                                50,160                      118,375
      Alger American Leveraged AllCap Portfolio - Class O                   52,147                       51,381
      Federated Fund for U.S. Government Securities II                     147,095                      149,778
      Federated High Income Bond Fund II - Primary Shares                   51,929                       40,987
      Fidelity VIP Contrafund(R) Portfolio - Service Class                 241,917                      145,387
      Fidelity VIP Growth Opportunities Portfolio - Service Class            1,434                          244
      Fidelity VIP Growth Portfolio - Service Class                        131,212                      195,078
      Lazard Retirement Small Cap Portfolio                                    295                           29
      Lord Abbett Bond-Debenture Portfolio - Class VC                       60,650                          863
      Lord Abbett Growth and Income Portfolio - Class VC                   222,180                          830
      Lord Abbett Mid-Cap Value Portfolio - Class VC                       181,133                       57,296
      Mutual Shares Securities Fund - Class 2                              203,770                       85,840
      Phoenix Mid-Cap Growth Series                                         88,538                       68,291
      Phoenix Strategic Theme Series                                        17,076                       32,896
      Phoenix-Aberdeen International Series                                 36,880                      129,622
      Phoenix-AIM Growth Series                                            227,264                      389,848
      Phoenix-Alger Small-Cap Growth Series                                  3,340                        1,075
      Phoenix-Alliance/Bernstein Enhanced Index Series                       6,233                       41,195
      Phoenix-Duff & Phelps Real Estate Securities Series                   89,927                      208,563
      Phoenix-Engemann Capital Growth Series                                 4,334                       20,977
      Phoenix-Engemann Growth and Income Series                             44,403                       85,628
      Phoenix-Engemann Small-Cap Growth Series                              26,771                      107,831
      Phoenix-Engemann Strategic Allocation Series                         148,334                      242,088
      Phoenix-Engemann Value Equity Series                                 100,344                       85,419
      Phoenix-Goodwin Money Market Series                                1,426,173                    1,299,645
      Phoenix-Goodwin Multi-Sector Fixed Income Series                     188,666                      265,709
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                   50,187                            -
      Phoenix-Kayne Rising Dividends Series                                 34,941                       99,269
      Phoenix-Lazard International Equity Select Series                      8,948                        2,134
      Phoenix-Northern Dow 30 Series                                        27,216                       75,224
      Phoenix-Northern Nasdaq-100 Index(R) Series                           84,131                       92,905
      Phoenix-Sanford Bernstein Mid-Cap Value Series                       203,197                      173,384
      Phoenix-Sanford Bernstein Small-Cap Value Series                     104,089                       29,531
      Rydex Variable Trust Juno Fund                                             -                           92
      Rydex Variable Trust Nova Fund                                           753                          374
      Rydex Variable Trust Sector Rotation Fund                                  -                          164
      Scudder VIT Equity 500 Index Fund - Class A                           82,330                       49,484
      Technology Portfolio - Class I                                        74,634                      364,947
      Templeton Developing Markets Securities Fund - Class 2                 3,220                       23,286
      Templeton Foreign Securities Fund - Class 2                          213,316                      158,323
      Templeton Global Asset Allocation Fund - Class 2                      19,276                       36,820
      Templeton Growth Securities Fund - Class 2                           150,114                       95,221
      Wanger International Select                                            3,048                       14,870
      Wanger International Small Cap                                       113,576                      108,051
      Wanger Select                                                        109,135                      113,975
      Wanger U.S. Smaller Companies                                         62,150                      154,134
                                                                     --------------              ---------------
                                                                       $ 5,281,065                  $ 5,617,156
                                                                     ==============              ===============

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--CHANGES IN UNITS OUTSTANDING

                                                           -------------------------------------------------------------------------
The changes in units outstanding were as follows:          For period ended December 31, 2005    For period ended December 31, 2004
                                                           UNITS       UNITS     NET INCREASE     UNITS       UNITS     NET INCREASE
                                                           -----       -----     ------------     -----       -----     ------------
SUBACCOUNT                                                 ISSUED    REDEEMED     (DECREASE)     ISSUED     REDEEMED     (DECREASE)
----------                                                 ------    --------     ----------     ------     --------     ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                 2,807    (11,320)       (8,513)       3,892       (6,231)      (2,339)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                169,662   (166,583)        3,079       35,686          (14)      35,672
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I                      18,673    (43,992)      (25,319)      10,068         (576)       9,492
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O         26,694    (22,910)        3,784       39,870      (40,504)        (634)
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II            33,689    (40,613)       (6,924)      42,669      (51,736)      (9,067)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares          9,471    (10,072)         (601)       9,716      (11,089)      (1,373)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class        58,276    (34,349)       23,927       49,179      (14,960)      34,219
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class    411        (79)          332        6,100      (19,831)     (13,731)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class               54,421    (80,415)      (25,994)      78,577      (80,426)      (1,849)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                          280        (27)          253            -            -            -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC             58,107       (848)       57,259            -            -            -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC         210,930       (812)      210,118            -            -            -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC             178,980    (58,361)      120,619            -            -            -
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                     52,089    (22,392)       29,697       13,851      (27,815)     (13,964)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               49,694    (38,356)       11,338       55,917      (76,999)     (21,082)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                              12,200    (22,446)      (10,246)      17,432     (256,903)    (239,471)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                        9,291    (33,769)      (24,478)      10,417      (13,752)      (3,335)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                  231,561   (321,399)      (89,838)     515,137     (917,617)    (402,480)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                          257       (209)           48        1,910      (10,082)      (8,172)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             2,503    (16,545)      (14,042)       3,087      (32,860)     (29,773)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         11,728    (30,715)      (18,987)      20,715      (31,144)     (10,429)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       2,598    (13,425)      (10,827)       6,307      (40,959)     (34,652)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                   13,270    (29,671)      (16,401)      42,411      (38,348)       4,063
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                    11,478    (40,086)      (28,608)      24,683      (24,036)         647
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                38,292    (69,992)      (31,700)      40,671      (52,696)     (12,025)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                        32,685    (29,041)        3,644      106,333      (24,202)      82,131
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        418,569   (397,738)       20,831      784,057   (1,339,918)    (555,861)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            38,599    (63,523)      (24,924)     137,281      (44,864)      92,417
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series         45,228          -        45,228            5       (3,296)      (3,291)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        9,894    (28,170)      (18,276)       5,196            -        5,196
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            1,336       (484)          852       12,819      (27,719)     (14,900)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               7,974    (23,606)      (15,632)       6,246      (19,250)     (13,004)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                 30,535    (33,552)       (3,017)      20,436     (17,783)        2,653
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              31,983    (28,022)        3,961       11,900      (4,655)        7,245
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series            11,167     (5,771)        5,396       15,916       (5,832)      10,084
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                   -       (101)         (101)          28       (6,705)      (6,677)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                 516       (270)          246          618       (6,635)      (6,017)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                        -       (125)         (125)          23       (6,495)      (6,472)
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund - Class A                 19,596    (14,000)        5,596      150,231     (205,271)     (55,040)
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio - Class I                             108,539   (491,001)     (382,462)     188,827     (147,399)      41,428
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2         667     (4,646)       (3,979)       1,020         (996)          24
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                 61,605    (46,494)       15,111       16,835      (46,651)     (29,816)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2             4,590     (8,617)       (4,027)       4,283         (273)       4,010
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                  38,601    (24,619)       13,982       20,246      (15,329)       4,917
------------------------------------------------------------------------------------------------------------------------------------

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                           -------------------------------------------------------------------------
The changes in units outstanding were as follows:          For period ended December 31, 2005    For period ended December 31, 2004
                                                           UNITS       UNITS     NET INCREASE     UNITS       UNITS     NET INCREASE
                                                           -----       -----     ------------     -----       -----     ------------
SUBACCOUNT                                                 ISSUED    REDEEMED     (DECREASE)     ISSUED     REDEEMED     (DECREASE)
----------                                                 ------    --------     ----------     ------     --------     ----------
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                      -     (4,752)       (4,752)      14,010      (10,450)       3,560
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              33,187    (31,560)        1,627       23,272      (53,140)     (29,868)
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                               18,339    (23,767)       (5,428)      21,971       (6,224)      15,747
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               14,084    (30,907)      (16,823)      16,340      (32,660)     (16,320)
------------------------------------------------------------------------------------------------------------------------------------

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

Executive Benefit VUL

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund - Class I

     2005(11)               -              -             -                 -              -        (2.49%)
     2004                   -              -             -                 -              -            -
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Alger American Leveraged AllCap Portfolio - Class O

     2005                   0(+)        3.12             0(++)             -              -        14.45%
     2004(10)               6           2.72            17                 -              -         4.54%
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Federated Fund for U.S. Government Securities II

     2005                   0(+)        3.67             0(++)          4.68%             -         2.03%
     2004                  19           3.60            67              4.26%             -         3.61%
     2003                  22           3.47            76              3.17%             -         2.37%
     2002                  19           3.39            64              3.06%             -         9.05%
     2001(5)               14           3.11            43                 -              -         1.51%

Federated High Income Bond Fund II - Primary Shares

     2005                   0(+)        4.19             0(++)         10.02%             -         2.66%
     2004                   4           4.09            17              6.20%             -        10.46%
     2003                   3           3.70            13              5.69%             -        22.22%
     2002                   2           3.03             7              8.00%             -         1.39%
     2001(4)                2           2.98             6                 -              -        (2.03%)

Fidelity VIP Contrafund(R) Portfolio - Service Class

     2005                   0(+)        4.57             0(++)          0.21%             -        16.85%
     2004                  17           3.91            68              0.09%             -        15.34%
     2003                   4           3.39            13              0.28%             -        28.35%
     2002                   3           2.64             7                 -              -        (9.42%)
     2001(4)                2           2.92             7                 -              -        (0.89%)

Fidelity VIP Growth Opportunities Portfolio - Service Class

     2005                   -              -             -              2.72%             -        (4.52%)
     2004(9)                0(+)        3.09             0(++)          1.34%             -         6.21%
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Fidelity VIP Growth Portfolio - Service Class

     2005                   0(+)        2.81             0(++)          0.48%             -         5.67%
     2004                  13           2.66            34              0.10%             -         3.26%
     2003                   5           2.58            13              0.15%             -        32.78%
     2002                   4           1.94             8              0.10%             -       (30.20%)
     2001(4)                2           2.78             7                 -              -         0.15%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Mutual Shares Securities Fund - Class 2

     2005                   0(+)        4.05             0(++)          1.01%             -        10.55%
     2004                   5           3.66            17              0.82%             -        12.63%
     2003                   4           3.25            13              1.03%             -        25.15%
     2002                   3           2.60             7              1.24%             -       (11.81%)
     2001(4)                4           2.95            13                 -              -        (2.70%)

Phoenix Mid-Cap Growth Series

     2005                   0(+)        1.90             0(++)             -              -         4.18%
     2004                   9           1.82            17                 -              -         6.72%
     2003                   7           1.71            13                 -              -        28.83%
     2002                  11           1.33            15                 -              -       (32.50%)
     2001                   7           1.97            13                 -              -       (25.28%)

Phoenix Strategic Theme Series

     2005                   -              -             -                 -              -        (1.55%)
     2004                  11           1.49            17                 -              -         5.44%
     2003                  18           1.42            26                 -              -        37.26%
     2002                  14           1.03            15                 -              -       (34.98%)
     2001                   9           1.59            14                 -              -       (27.36%)

Phoenix-Aberdeen International Series

     2005                   0(+)        4.45             0(++)          0.74%             -        18.57%
     2004                   5           3.75            17              2.73%             -        20.78%
     2003(8)                4           3.11            14              2.24%             -        42.30%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Phoenix-AIM Growth Series

     2005                   0(+)        1.83             0(++)             -              -         8.85%
     2004                  90           1.68           152              0.10%             -         4.21%
     2003                  80           1.62           129                 -              -        20.82%
     2002                  69           1.34            92                 -              -       (28.84%)
     2001                  46           1.88            86                 -              -       (23.84%)

Phoenix-Alliance/Bernstein Enhanced Index Series

     2005                   0(+)        2.56             0(++)          0.63%             -         3.69%
     2004                  14           2.47            34              1.50%             -         9.84%
     2003                  12           2.25            26              1.12%             -        26.23%
     2002                  13           1.78            23              0.98%             -       (23.68%)
     2001                  11           2.33            26              0.63%             -       (11.90%)

Phoenix-Duff & Phelps Real Estate Securities Series

     2005                   0(+)        7.48             0(++)          1.09%             -        15.10%
     2004                  13           6.50            84              2.37%             -        34.69%
     2003                  11           4.83            54              3.49%             -        38.27%
     2002                  11           3.49            37              4.00%             -        12.08%
     2001(4)                2           3.11             7              6.00%             -        (2.98%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth Series

     2005                   0(+)        1.62             0(++)          0.00%*            -         3.71%
     2004                  11           1.56            17              0.52%             -         4.97%
     2003                  17           1.49            26              0.08%             -        26.49%
     2002                  19           1.18            23                 -              -       (24.81%)
     2001                   9           1.57            13              0.03%             -       (34.57%)

Phoenix-Engemann Growth and Income Series

     2005                   0(+)        2.84             0(++)          0.45%             -         4.80%
     2004                  19           2.71            50              1.16%             -        10.48%
     2003                  22           2.45            53              1.25%             -        27.46%
     2002                   8           1.92            15              1.00%             -       (22.51%)
     2001                   5           2.48            13              0.53%             -        (8.17%)

Phoenix-Engemann Small-Cap Growth Series

     2005                   0(+)        3.35             0(++)             -              -         9.34%
     2004                  11           3.06            34                 -              -         9.69%
     2003                   9           2.79            26                 -              -        46.42%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Phoenix-Engemann Strategic Allocation Series

     2005                   0(+)        3.52             0(++)          1.40%             -         1.79%
     2004                  15           3.46            51              2.65%             -         7.46%
     2003                  12           3.22            39              2.64%             -        19.87%
     2002                   6           2.68            15              2.52%             -       (11.58%)
     2001(4)                2           3.03             6              3.78%             -         1.78%

Phoenix-Engemann Value Equity Series

     2005                   0(+)        3.14             0(++)          0.56%             -         5.43%
     2004                   6           2.98            17              0.77%             -        12.92%
     2003                  10           2.64            26              1.00%             -        23.87%
     2002                  11           2.13             0              1.15%             -       (21.93%)
     2001(4)                5           2.72            13              1.74%             -        (5.38%)

Phoenix-Goodwin Money Market Series

     2005                   0(+)        3.21             1              2.40%             -         2.58%
     2004                  48           3.13           152              0.82%             -         0.79%
     2003                  36           3.11           113              0.65%             -         0.68%
     2002                  23           3.09            70              1.34%             -         1.42%
     2001(4)                6           3.04            19              2.39%             -         0.85%

Phoenix-Goodwin Multi-Sector Fixed Income Series

     2005                   0(+)        4.23             0(++)          3.23%             -         1.78%
     2004                  28           4.16           118              6.02%             -         6.84%
     2003                  10           3.89            39              6.63%             -        14.58%
     2002                   6           3.40            22              7.50%             -        10.00%
     2001(4)                4           3.09            13             16.47%             -         1.30%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30 Series

     2005                   0(+)        3.24             0(++)          0.91%             -         1.05%
     2004                   5           3.20            17              1.72%             -         4.67%
     2003                   4           3.06            13              1.72%             -        27.40%
     2002                   3           2.40             8              1.37%             -       (15.50%)
     2001(4)                2           2.84             7              2.55%             -        (1.62%)

Phoenix-Northern Nasdaq-100 Index(R) Series

     2005                   0(+)        2.93             0(++)             -              -         1.24%
     2004                  12           2.89            34              0.62%             -        10.04%
     2003                  10           2.63            26                 -              -        48.85%
     2002                   5           1.76             9                 -              -       (37.58%)
     2001(6)                2           2.83             7                 -              -        (5.71%)

Phoenix-Sanford Bernstein Mid-Cap Value Series

     2005                   0(+)        6.81             0(++)          0.14%             -         7.73%
     2004                  11           6.32            68              0.19%             -        20.41%
     2003                   8           5.25            41              0.20%             -        40.97%
     2002                   7           3.73            24              0.85%             -        (8.55%)
     2001                   8           4.07            35              2.17%             -        22.98%

Technology Portfolio - Class I

     2005                   0(+)        0.75             0(++)             -              -        (0.28%)
     2004                 382           0.75           288                 -              -        (1.64%)
     2003                 311           0.77           239                 -              -        47.77%
     2002                 248           0.52           128                 -              -       (48.97%)
     2001                 131           1.02           133                 -              -       (48.84%)

Templeton Developing Markets Securities Fund - Class 2

     2005                   0(+)        5.49             0(++)          1.94%             -        27.43%
     2004                   4           4.31            17              1.97%             -        24.71%
     2003                   4           3.46            14              1.99%             -        52.99%
     2002                   3           2.26             8              2.45%             -        (0.15%)
     2001                   0(+)        2.26             0(++)          1.35%             -        (8.08%)

Templeton Foreign Securities Fund - Class 2

     2005                   -              -             -                 -              -            -
     2004                   -              -             -                 -              -         2.61%
     2003                   0(+)        2.97             0(++)          2.21%             -        32.21%
     2002                   3           2.25             7              2.46%             -       (18.56%)
     2001(4)                2           2.76             7                 -              -        (5.70%)

Templeton Global Asset Allocation Fund - Class 2

     2005                   0(+)        4.37             0(++)             -              -         3.55%
     2004                   4           4.22            17              4.27%             -        15.72%
     2003                   0(+)        3.65             0(++)          3.34%             -        31.95%
     2002(7)                3           2.76             8              3.12%             -        (9.99%)
     2001                   -              -             -                 -              -            -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


Executive Benefit VUL

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Templeton Growth Securities Fund - Class 2

     2005                   0(+)        4.05             0(++)          1.60%             -         8.86%
     2004                   9           3.72            34              1.23%             -        16.03%
     2003                   8           3.21            27              1.60%             -        32.13%
     2002                   6           2.43            15              1.64%             -       (18.49%)
     2001                   2           2.98             7             20.90%             -        (1.31%)

Wanger International Small Cap

     2005                   0(+)        3.67             0(++)          1.32%             -        21.53%
     2004                  17           3.02            52              0.84%             -        30.27%
     2003                  17           2.32            40              0.24%             -        48.86%
     2002                  10           1.56            15                 -              -       (13.83%)
     2001                   7           1.81            13                 -              -       (21.15%)

Wanger Select

     2005                   0(+)        5.55             0(++)             -              -        10.49%
     2004                   7           5.02            34                 -              -        19.31%
     2003                   3           4.21            13                 -              -        30.73%
     2002                   5           3.22            15                 -              -        (7.62%)
     2001                   4           3.49            14                 -              -         9.05%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


Executive Benefit VUL

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Wanger U.S. Smaller Companies

     2005                   0(+)        5.48             0(++)             -              -        11.25%
     2004                  21           4.93           102                 -              -        18.33%
     2003                  15           4.16            64                 -              -        43.22%
     2002                   8           2.91            24                 -              -       (16.81%)
     2001                   4           3.49            14              0.03%             -        11.38%












*    Amount is less than 0.005%.

(+)  Amount is less than 500 units.

(++) Amount is less than $500.

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4) From inception August 24, 2001 to December 31, 2001.         (8)  From inception February 7, 2003 to December 31, 2003.

(5) From inception September 6, 2001 to December 31, 2001.       (9)  From inception February 5, 2004 to December 31, 2004.

(6) From inception December 10, 2001 to December 31, 2001.       (10) From inception May 28, 2004 to December 31, 2004.

(7) From inception May 20, 2002 to December 31, 2002.            (11) From inception March 17, 2005 to April 25, 2005.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I

     2005                  34           3.18           107              0.06%             -         8.84%
     2004                  42           2.92           123                 -              -         6.63%
     2003                  45           2.74           122                 -              -        29.52%
     2002(13)              10           2.11            21                 -              -       (13.39%)
     2001                   -              -             -                 -              -            -

AIM V.I. Mid Cap Core Equity Fund - Class I

     2005                  39           1.10            42              0.55%             -         7.62%
     2004(20)              36           1.02            36              1.93%             -         1.98%
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

AIM V.I. Premier Equity Fund - Class I

     2005                  19           2.76            54              0.61%             -         5.65%
     2004                  45           2.62           117              0.52%             -         5.77%
     2003                  35           2.47            87              0.27%             -        25.08%
     2002                  24           1.98            48              0.64%             -       (30.26%)
     2001(7)                7           2.83            20              1.45%             -         5.43%

Alger American Leveraged AllCap Portfolio - Class O

     2005                 223           2.21           492                 -              -        14.45%
     2004                 213           1.93           411                 -              -         8.19%
     2003                 220           1.78           392                 -              -        34.72%
     2002                 147           1.32           195              0.01%             -       (33.91%)
     2001                  27           2.00            55                 -              -       (15.93%)

Federated Fund for U.S. Government Securities II

     2005                 139           3.79           525              3.84%             -         2.03%
     2004                 127           3.71           471              4.93%             -         3.61%
     2003                 133           3.58           477              2.14%             -         2.37%
     2002                  42           3.50           147              1.55%             -         9.05%
     2001(4)                7           3.21            23              1.92%             -         6.93%

Federated High Income Bond Fund II - Primary Shares

     2005                  38           4.19           160              7.94%             -         2.66%
     2004                  35           4.09           142              7.76%             -        10.46%
     2003                  37           3.70           136              4.77%             -        22.22%
     2002                  13           3.03            40              7.49%             -         1.39%
     2001(8)                5           2.98            15                 -              -         0.65%

Fidelity VIP Contrafund(R) Portfolio - Service Class

     2005                  96           4.57           441              0.15%             -        16.85%
     2004                  55           3.91           216              0.25%             -        15.34%
     2003                  35           3.39           117              0.29%             -        28.35%
     2002                  22           2.64            58                 -              -        (9.71%)
     2001                   -              -             -                 -              -            -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio - Service Class

     2005                   2           3.37             6              0.81%             -         8.86%
     2004                   1           3.09             5              0.33%             -         7.06%
     2003                  15           2.89            44              0.30%             -        29.66%
     2002                   1           2.23             3                 -              -         1.04%
     2001                   -              -             -                 -              -            -

Fidelity VIP Growth Portfolio - Service Class

     2005                 162           2.52           409              0.39%             -         5.67%
     2004                 176           2.39           419              0.18%             -         3.26%
     2003                 185           2.31           428              0.20%             -        32.78%
     2002                 164           1.74           286              0.01%             -       (30.20%)
     2001(4)                4           2.49            11                 -              -       (16.92%)

Lazard Retirement Small Cap Portfolio

     2005(21)               0(+)        1.10             0(++)              -              -        12.59%
     2004                   -              -             -                 -              -            -
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Lord Abbett Bond-Debenture Portfolio - Class VC

     2005(21)              57           1.03            59              7.54%             -         5.33%
     2004                   -              -             -                 -              -            -
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Lord Abbett Growth and Income Portfolio - Class VC

     2005(21)             210           1.06           222              1.47%             -         7.89%
     2004                   -              -             -                 -              -            -
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Lord Abbett Mid-Cap Value Portfolio - Class VC

     2005(21)             121           1.09           132              0.66%             -        13.98%
     2004                   -              -             -                 -              -            -
     2003                   -              -             -                 -              -            -
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Mutual Shares Securities Fund - Class 2

     2005                 234           4.05           947              0.94%             -        10.55%
     2004                 200           3.66           731              0.76%             -        12.63%
     2003                 214           3.25           696              0.97%             -        25.15%
     2002                 150           2.60           391              0.33%             -       (11.81%)
     2001(7)                3           2.95            10                 -              -         6.29%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Phoenix Mid-Cap Growth Series

     2005                 335           1.89           632                 -              -         4.18%
     2004                 315           1.81           569                 -              -         6.72%
     2003                 338           1.70           572                 -              -        28.83%
     2002                 283           1.32           373                 -              -       (32.50%)
     2001                  20           1.95            39                 -              -       (25.28%)

Phoenix Strategic Theme Series

     2005                  10           1.51            15                 -              -         1.18%
     2004                   9           1.49            13                 -              -         5.44%
     2003                 241           1.42           342                 -              -        37.26%
     2002                 199           1.03           205                 -              -       (34.98%)
     2001                 122           1.59           193                 -              -       (27.36%)

Phoenix-Aberdeen International Series

     2005                   9           4.45            39              2.69%             -        18.57%
     2004                  29           3.75           108              2.76%             -        20.78%
     2003                  32           3.11           100              2.12%             -        31.86%
     2002(14)               2           2.36             6              1.67%             -        (3.00%)
     2001                   -              -             -                 -              -            -

Phoenix-AIM Growth Series

     2005                  74           1.81           133                 -              -         8.85%
     2004                  73           1.66           122              0.08%             -         4.21%
     2003                 486           1.59           774                 -              -        20.82%
     2002                 378           1.32           498                 -              -       (28.84%)
     2001                 125           1.85           231                 -              -       (23.84%)

Phoenix-Alger Small-Cap Growth Series

     2005                   5           5.48            25                 -              -        15.64%
     2004                   5           4.74            22                 -              -         2.12%
     2003                  13           4.64            59                 -              -        53.38%
     2002(15)               1           3.03             2                 -              -        (1.42%)
     2001                   -              -             -                 -              -            -

Phoenix-Alliance/Bernstein Enhanced Index Series

     2005                   2           2.66             6              1.24%             -         3.69%
     2004                   3           2.57             7              0.73%             -         9.84%
     2003                  35           2.34            81              1.09%             -        26.23%
     2002                  40           1.85            74              0.94%             -       (23.68%)
     2001                  34           2.43            82              0.76%             -       (11.90%)

Phoenix-Duff & Phelps Real Estate Securities Series

     2005                  23           7.48           174              1.68%             -        15.10%
     2004                  29           6.50           191              2.62%             -        34.69%
     2003                  41           4.83           200              3.81%             -        38.27%
     2002(10)              11           3.49            39              4.51%             -         5.91%
     2001                   -              -             -                 -              -            -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth Series

     2005                  12           2.72            32              0.07%             -         3.71%
     2004                  12           2.62            31              0.40%             -         4.97%
     2003                  40           2.50            99              0.07%             -        26.49%
     2002(9)               21           1.98            41                 -              -       (20.13%)
     2001                   -              -             -                 -              -            -

Phoenix-Engemann Growth and Income Series

     2005                 104           3.28           340              1.08%             -         4.80%
     2004                 101           3.13           317              1.28%             -        10.48%
     2003                  94           2.84           267              1.33%             -        27.46%
     2002                   9           2.22            19              0.86%             -       (22.51%)
     2001(6)                7           2.87            20              1.18%             -         5.82%

Phoenix-Engemann Small-Cap Growth Series

     2005                  66           2.85           187                 -              -         9.34%
     2004                  83           2.61           217                 -              -         9.69%
     2003                  85           2.38           201                 -              -        46.42%
     2002                  25           1.62            40                 -              -       (28.80%)
     2001(4)                3           2.28             7              0.04%             -       (23.99%)

Phoenix-Engemann Strategic Allocation Series

     2005                  85           3.55           301              2.25%             -         1.79%
     2004                 102           3.49           355              2.70%             -         7.46%
     2003                 116           3.24           378              2.84%             -        19.87%
     2002                  49           2.71           131              3.37%             -       (11.58%)
     2001(4)                7           3.06            23              3.37%             -         2.05%

Phoenix-Engemann Value Equity Series

     2005                 132           3.11           409              1.24%             -         5.43%
     2004                 122           2.95           360              1.36%             -        12.92%
     2003                  36           2.61            93              0.92%             -        23.87%
     2002                  29           2.11            60              0.93%             -       (21.93%)
     2001                  25           2.70            68              1.01%             -       (17.96%)

Phoenix-Goodwin Money Market Series

     2005                 605           3.36         2,035              2.57%             -         2.58%
     2004                 536           3.28         1,758              0.78%             -         0.79%
     2003               1,104           3.25         3,592              0.69%             -         0.68%
     2002               1,073           3.23         3,466              1.37%             -         1.42%
     2001                 230           3.19           734              3.33%             -         3.82%

Phoenix-Goodwin Multi-Sector Fixed Income Series

     2005                 127           4.23           538              4.93%             -         1.78%
     2004                 124           4.16           514              6.36%             -         6.84%
     2003                  50           3.89           194              6.91%             -        14.58%
     2002                  22           3.40            76              7.28%             -        10.00%
     2001(6)                8           3.09            26             16.75%             -         1.12%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond Series

     2005(22)              45           1.10            50              4.40%             -         1.92%
     2004                   -              -             -              3.58%             -         1.34%
     2003(19)               3           1.03             3             21.59%             -         0.86%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Phoenix-Kayne Rising Dividends Series

     2005                   -              -             -                 -              -        (2.06%)
     2004                  18           3.63            66              1.65%             -         5.26%
     2003(16)              13           3.45            45              0.74%             -        13.48%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Phoenix-Lazard International Equity Select Series

     2005                  42           4.70           199              1.20%             -         8.65%
     2004                  42           4.32           180              1.13%             -        15.86%
     2003(17)              57           3.73           211              1.67%             -        31.23%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Phoenix-Northern Dow 30 Series

     2005                  32           3.24           103              1.55%             -         1.05%
     2004                  42           3.20           135              1.63%             -         4.67%
     2003                  56           3.06           172              1.83%             -        27.40%
     2002                  20           2.40            49              1.37%             -       (15.50%)
     2001(6)               15           2.84            42              5.02%             -         4.73%

Phoenix-Northern Nasdaq-100 Index(R) Series

     2005                  43           2.93           125                 -              -         1.24%
     2004                  34           2.89            99              0.74%             -        10.04%
     2003                  33           2.63            87                 -              -        48.85%
     2002                  26           1.76            45                 -              -       (37.58%)
     2001(5)                8           2.83            22                 -              -        (6.03%)

Phoenix-Sanford Bernstein Mid-Cap Value Series

     2005                  65           5.66           369              0.12%             -         7.73%
     2004                  51           5.25           266              0.18%             -        20.41%
     2003                  46           4.36           202              0.21%             -        40.97%
     2002                  40           3.09           123              0.99%             -        (8.55%)
     2001(5)               25           3.38            83              1.97%             -         7.33%

Phoenix-Sanford Bernstein Small-Cap Value Series

     2005                 161           5.54           894                 -              -         7.46%
     2004                 156           5.16           804                 -              -        22.67%
     2003                 146           4.20           613                 -              -        43.86%
     2002                 134           2.92           390              0.92%             -        (8.54%)
     2001(5)               24           3.19            76              1.52%             -         2.38%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Rydex Variable Trust Juno Fund

     2005                   1           0.90             1                 -              -        (5.24%)
     2004                   1           0.95             1                 -              -       (10.67%)
     2003(18)               7           1.06             8                 -              -         2.14%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Rydex Variable Trust Nova Fund

     2005                  12           1.46            18              0.33%             -         3.96%
     2004                  12           1.40            17              0.05%             -        14.62%
     2003(18)              18           1.22            22                 -              -        15.36%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -
 Rydex Variable Trust Sector Rotation Fund

     2005                   1           1.46             1                 -              -        13.71%
     2004                   1           1.29             1                 -              -        10.71%
     2003(18)               7           1.16             8                 -              -         9.57%
     2002                   -              -             -                 -              -            -
     2001                   -              -             -                 -              -            -

Scudder VIT Equity 500 Index Fund - Class A

     2005                 260           3.69           960              1.50%             -         4.68%
     2004                 255           3.52           897              0.99%             -        10.59%
     2003                 310           3.18           987              1.30%             -        28.16%
     2002(12)             418           2.48         1,039              2.74%             -       (21.00%)
     2001                   -              -             -                 -              -            -

Technology Portfolio - Class I

     2005                   2           0.76             2                 -              -        (0.28%)
     2004                   3           0.76             2                 -              -        (1.64%)
     2003                  32           0.77            25                 -              -        47.77%
     2002                  40           0.52            21                 -              -       (48.97%)
     2001                  25           1.03            25                 -              -       (48.84%)

Templeton Foreign Securities Fund - Class 2

     2005                 112           3.59           400              1.11%             -        10.17%
     2004                  96           3.26           314              1.04%             -        18.53%
     2003                 126           2.75           347              1.16%             -        32.21%
     2002                  49           2.08           102              0.02%             -       (18.56%)
     2001(4)                0(+)        2.55             1              3.09%             -       (14.96%)

Templeton Growth Securities Fund - Class 2

     2005                 126           4.05           511              1.16%             -         8.86%
     2004                 103           3.72           383              1.11%             -        16.03%
     2003                  99           3.20           317              1.03%             -        32.13%
     2002(11)              26           2.43            64              0.25%             -       (21.42%)
     2001                   -              -             -                 -              -            -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Wanger International Select

     2005                  48           3.47           168              1.94%             -        16.43%
     2004                  53           2.98           159              0.32%             -        24.34%
     2003                  50           2.40           119              0.30%             -        41.24%
     2002                  43           1.70            73                 -              -       (15.29%)
     2001                   9           2.00            18              0.10%             -       (26.61%)

Wanger International Small Cap

     2005                  72           3.91           281              0.93%             -        21.53%
     2004                  53           3.22           171              0.90%             -        30.27%
     2003                  83           2.47           205              0.18%             -        48.86%
     2002                  35           1.66            59                 -              -       (13.83%)
     2001                   9           1.93            18                 -              -       (21.27%)

Wanger Select

     2005                  62           5.20           322                 -              -        10.49%
     2004                  61           4.70           285                 -              -        19.31%
     2003                  49           3.94           192                 -              -        30.73%
     2002(10)              36           3.01           110                 -              -        (6.58%)
     2001                   -              -             -                 -              -            -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                               At December 31,                      For the periods ended December 31,
                -------------------------------------------    -------------------------------------------
                                                  Net           Investment
                    Units          Unit         Assets            Income        Expense         Total
                   (000's)      Fair Value      (000's)          Ratio (1)     Ratio (2)     Return (3)
                ------------------------------------------------------------------------------------------

Wanger U.S. Smaller Companies

     2005                  74           4.79           354                 -              -        11.25%
     2004                  70           4.30           302                 -              -        18.33%
     2003                  92           3.63           334                 -              -        43.22%
     2002                  59           2.54           150                 -              -       (16.81%)
     2001                   4           3.05            13                 -              -        11.81%












(+)  Amount is less than 500 units.

(++) Amount is less than $500.

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

 (3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4)  From inception January 16, 2001 to December 31, 2001.       (14) From inception August 8, 2002 to December 31, 2002.

(5)  From inception July 27, 2001 to December 31, 2001.          (15) From inception September 18, 2002 to December 31, 2002.

(6)  From inception September 10, 2001 to December 31, 2001.     (16) From inception January 14, 2003 to December 31, 2003.

(7)  From inception November 2, 2001 to December 31, 2001.       (17) From inception March 21, 2003 to December 31, 2003.

(8)  From inception November 12, 2001 to December 31, 2001.      (18) From inception July 8, 2003 to December 31, 2003.

(9)  From inception February 6, 2002 to December 31, 2002.       (19) From inception December 9, 2003 to December 31, 2003.

(10) From inception March 5, 2002 to December 31, 2002.          (20) From inception December 3, 2004 to December 31, 2004.

(11) From inception March 20, 2002 to December 31, 2002.         (21) From inception April 29, 2005 to December 31, 2005.

(12) From inception April 19, 2002 to December 31, 2002.         (22) From inception May 12, 2005 to December 31, 2005.

(13) From inception June 13, 2002 to December 31, 2002.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6 - POLICY LOANS

Policy provisions allow policyowners to borrow up to 90% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with interest of [4 % due in policy years 1-10, 3% due in policy years 11-15 and 2.50% due in policy years 16 and thereafter for all states except New York] and [6% due in policy years 1-10, 5% due in policy years 11-15 and 4.50% due in policy years 16 and thereafter in New York], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7 - FEES AND RELATED PARTY TRANSACTIONS

Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A)       Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2005, and 2004, are $267,419 and $180,918 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

         Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $120.

         Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

         Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

         Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B)       Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C)       Mortality and Expense Charge

Phoenix will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks, and administrative charges, which the company undertakes. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

NOTE 8--DISTRIBUTION OF NET INCOME

The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PLAC intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--LIQUIDATIONS AND MERGERS

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix-Goodwin Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond -Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

On December 3, 2004, AIM V.I. Mid Cap Core Equity acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid-Cap Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

On November 29, 2004, Phoenix Variable Advisors, Inc ("PVA") terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. ("AIM") as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

On September 24, 2004, Phoenix Aberdeen International acquired all of the net assets of Phoenix-Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

On September 24, 2004, Phoenix Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

On September 24, 2004, Phoenix Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

On September 17, 2004, Phoenix Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

The Phoenix Edge Series Fund ("PESF") and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING

Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 13 - OTHER

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[logo] PricewaterhouseCoopers

To the Board of Directors of Phoenix Life and Annuity Company and Participants of Phoenix Life and Annuity Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life and Annuity Variable Universal Life Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation at December 31, 2005 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.



/S/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 24, 2006

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06103-2899


PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE AND
         ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2005 AND 2004

                                                 TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                              -----------------

Report of Independent Registered Public Accounting Firm...................................................          F-3

Balance Sheet as of December 31, 2005 and 2004............................................................          F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2005, 2004 and 2003....................................................          F-5

Statement of Cash Flows for the years ended December 31, 2005, 2004 and 2003..............................          F-6

Notes to Financial Statements.............................................................................       F-7 - F-15

[LOGO]PricewaterhouseCoopers
--------------------------------------------------------------------------------




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Phoenix Life and Annuity Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company (the Company) at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
February 22, 2006
Hartford, Connecticut

                        PHOENIX LIFE AND ANNUITY COMPANY
                                  BALANCE SHEET
                   ($ amounts in thousands, except share data)
                           DECEMBER 31, 2005 AND 2004

                                                                                                  2005             2004
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................     $     31,088     $     29,401
Policy loans, at unpaid principal balances..............................................              569              206
                                                                                            ---------------  ---------------
Total investments.......................................................................           31,657           29,607
Cash and cash equivalents...............................................................            1,052            1,820
Accrued investment income...............................................................              377              320
Due and uncollected premium.............................................................            3,848            4,318
Deferred policy acquisition costs.......................................................           15,728           14,993
Other general account assets............................................................            4,763            2,328
Separate account assets.................................................................           13,224           13,550
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $     70,649     $     66,936
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals.........................................................     $     28,131     $     26,470
Deferred income tax liability...........................................................              446              108
Other general account liabilities.......................................................            2,272            2,178
Separate account liabilities............................................................           13,224           13,550
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................           44,073           42,306
                                                                                            ---------------  ---------------

CONTINGENT LIABILITIES (NOTE 11)........................................................

STOCKHOLDER'S EQUITY:
Common stock, $100 par value: 40,000 shares authorized;
  25,000 shares issued and outstanding..................................................            2,500            2,500
Additional paid-in capital..............................................................           19,664           19,664
Retained earnings.......................................................................            4,657            2,224
Accumulated other comprehensive income (loss)...........................................             (245)             242
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................           26,576           24,630
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $     70,649     $     66,936
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

REVENUES:
Premiums...............................................................     $      2,618     $      3,064     $      3,397
Insurance and investment product fees..................................            2,060            1,442            1,597
Investment income, net of expenses.....................................            1,524            1,351              911
Net realized investment gains (losses).................................              (44)             (18)             193
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES.........................................................            6,158            5,839            6,098
                                                                           ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
Policy benefits........................................................            2,650            3,135            5,087
Policy acquisition cost amortization...................................             (612)             811              808
Other operating expenses...............................................              377              124            2,150
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES............................................            2,415            4,070            8,045
                                                                           ---------------  ---------------  ---------------
Income (loss) before income taxes......................................            3,743            1,769           (1,947)
Applicable income tax (benefit)........................................            1,310              614             (681)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS)......................................................     $      2,433     $      1,155     $     (1,266)
                                                                           ===============  ===============  ===============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)......................................................     $      2,433     $      1,155     $     (1,266)
OTHER COMPREHENSIVE INCOME (LOSS)......................................             (487)               1              (97)
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)............................................     $      1,946     $      1,156     $     (1,363)
                                                                           ===============  ===============  ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent......................................     $         --     $         --     $      5,000

RETAINED EARNINGS:
Net income (loss)......................................................            2,433            1,155           (1,266)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................             (487)               1              (97)
                                                                           ---------------  ---------------  ---------------

CHANGE IN STOCKHOLDER'S EQUITY.........................................            1,946            1,156            3,637
Stockholder's equity, beginning of year................................           24,630           23,474           19,837
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR......................................     $     26,576     $     24,630     $     23,474
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ----------------

OPERATING ACTIVITIES:
Net income (loss)......................................................     $      2,433     $      1,155     $     (1,266)
Net realized investment (gains) losses.................................               44               18             (193)
Increase (decrease) in deferred income tax liability...................              338              (88)            (692)
Decrease (increase) in accrued investment income.......................              (57)            (124)              82
Decrease (increase) in due and uncollected premium.....................              470              493             (224)
Decrease (increase) in deferred policy acquisition costs...............             (735)             543           (2,966)
Increase in policy liabilities and accruals............................            1,661            2,257            4,855
Net change in other assets and other liabilities.......................           (2,133)              (5)             (89)
                                                                           ---------------  ---------------  ----------------
CASH FROM (FOR) OPERATING ACTIVITIES...................................            2,021            4,249             (493)
                                                                           ---------------  ---------------  ----------------

INVESTING ACTIVITIES:
Debt security purchases................................................           (7,044)         (10,650)         (16,952)
Debt security sales....................................................            4,255            6,213           14,145
                                                                           ---------------
                                                                                            ---------------  ----------------
CASH FOR INVESTING ACTIVITIES..........................................           (2,789)          (4,437)          (2,807)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Capital contributions from parent......................................               --               --            5,000
                                                                           ---------------  ---------------  ----------------
CASH FROM FINANCING ACTIVITIES.........................................               --               --            5,000
                                                                           ---------------  ---------------  ----------------
CHANGE IN CASH AND CASH EQUIVALENTS....................................             (768)            (188)           1,700
Cash and cash equivalents, beginning of year...........................            1,820            2,008              308
                                                                           ---------------  ---------------  ----------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................     $      1,052     $      1,820     $      2,008
                                                                           ===============  ===============  ================

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


1.   ORGANIZATION AND OPERATIONS

Phoenix Life and Annuity Company is a life insurance company offering various non-participating life insurance products in the United States of America. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs, policyholder liabilities and accruals, the valuation of investments in debt securities, and deferred tax liabilities. Cash and cash equivalents consist of cash and short-term liabilities with original maturities of 90 days or less. Other significant accounting policies are presented throughout these notes.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the American Institute of Certified Public Accountants, or AICPA, issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97, or SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. We are currently assessing the impact of SOP 05-1 on our financial position and results of operations.

Other-Than-Temporary Impairments: FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," or FSP 115-1, is effective for reporting periods beginning after December 15, 2005. Earlier application is permitted. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, does not have a material effect on our financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.

2.   OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

     o We reinsure 90% of the mortality risk on term insurance and 80% on certain issues of universal life and variable life products.

DIRECT BUSINESS AND REINSURANCE:                                                     YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                             -------------------------------------------------------
                                                                            2005               2004               2003
                                                                     -----------------  -----------------   ----------------

Direct premiums..................................................     $       15,813     $       17,269      $       19,844
Premiums assumed from reinsureds.................................                 --                 --                 131
Premiums ceded to reinsurers.....................................            (13,195)           (14,205)            (16,578)
                                                                     -----------------  -----------------   ----------------
PREMIUMS.........................................................     $        2,618     $        3,064      $        3,397
                                                                     =================  =================   ================

Direct policy benefits incurred..................................     $        2,701     $        9,034      $        4,332
Policy benefits assumed from reinsureds..........................                 --                 --                 545
Policy benefits ceded to reinsureds..............................             (2,341)            (7,949)             (1,876)
                                                                     -----------------  -----------------   ----------------
POLICY BENEFITS..................................................     $          360     $        1,085      $        3,001
                                                                     =================  =================   ================

Direct life insurance in-force...................................     $   11,139,833     $   11,912,980      $   12,948,259
Life insurance in-force ceded to reinsurers......................         (9,869,857)       (10,559,794)        (11,461,491)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE..........................................     $    1,269,976     $    1,353,186      $    1,486,768
                                                                     =================  =================   ================

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $2,290 thousand, $2,050 thousand and $2,086 thousand, net of reinsurance, for the years ended December 31, 2005, 2004 and 2003, respectively.

DEFERRED POLICY ACQUISITION COSTS

We defer the costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business. We amortize deferred policy acquisition costs (DAC) based on the related policy's classification. For term insurance policies, DAC is amortized in proportion to projected net profits. For universal life and variable universal life DAC is amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); we amortize the DAC balance associated with the replaced or surrendered policies to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

During 2005, amortization of DAC was offset by an adjustment, or "unlocking" of assumptions. The unlocking was driven by revised assumptions regarding mortality experience.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                          YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Acquisition costs deferred.............................................     $        123     $        268     $      3,774
(Costs) benefit amortized to expense...................................              612             (811)            (808)
                                                                           ---------------  ---------------  ---------------
CHANGE IN DEFERRED POLICY ACQUISITION COSTS............................              735             (543)           2,966
Deferred policy acquisition costs, beginning of year...................           14,993           15,536           12,570
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $     15,728     $     14,993     $     15,536
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life and universal life are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term life are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which ranged from 4.5% to 5.0% as of December 31, 2005, less administrative and mortality charges.


3.   INVESTING ACTIVITIES

DEBT SECURITIES

We classify our debt securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality or by quoted market prices of comparable instruments.

FAIR VALUE AND COST OF                                                           AS OF DECEMBER 31,
GENERAL ACCOUNT DEBT SECURITIES:                          ------------------------------------------------------------------
($ amounts in thousands)                                                 2005                              2004
                                                          --------------------------------  --------------------------------
                                                            FAIR VALUE          COST          FAIR VALUE          COST
                                                          ---------------  ---------------  ---------------  ---------------

U.S. government and agency............................     $      7,021     $      7,153     $      7,453     $      7,421
State and political subdivision.......................              466              455              484              461
Corporate.............................................           22,566           22,829           20,389           20,115
Mortgage-backed.......................................            1,035            1,028            1,075            1,032
                                                          ---------------  ---------------  ---------------  ---------------
DEBT SECURITIES.......................................     $     31,088     $     31,465     $     29,401     $     29,029
                                                          ===============  ===============  ===============  ===============

For mortgage-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income.

We owned no non-income producing debt securities at December 31, 2005 or 2004.

GROSS AND NET UNREALIZED GAINS AND LOSSES                                         AS OF DECEMBER 31,
FROM GENERAL ACCOUNT DEBT SECURITIES:                     ------------------------------------------------------------------
($ amounts in thousands)                                                 2005                              2004
                                                          --------------------------------  --------------------------------
                                                               GAINS            LOSSES           GAINS            LOSSES
                                                          ---------------  ---------------  ---------------  ---------------

U.S. government and agency............................     $         15     $       (147)    $         63     $        (31)
State and political subdivision.......................               11               --               23               --
Corporate.............................................              137             (400)             392             (118)
Mortgage-backed.......................................                8               (1)              43               --
                                                          ---------------  ---------------  ---------------  ---------------
DEBT SECURITIES GAINS AND LOSSES......................     $        171     $       (548)    $        521     $       (149)
                                                          ===============  ===============  ===============  ===============
DEBT SECURITIES NET GAINS.............................     $       (377)                     $        372
                                                          ===============                   ===============


AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ amounts in millions)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- --------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------ -------------- ------------ -------------- ------------ --------------
DEBT SECURITIES
U.S. government and agency...............    $    5,382    $     (135)   $      365   $      (12)   $    5,747   $     (147)
State and political subdivision..........            --            --            --           --            --           --
Foreign government.......................            --            --            --           --            --           --
Corporate................................        13,287          (251)        3,131         (149)       16,418         (400)
Mortgage-backed..........................           531            (1)           --           --           531           (1)
Other asset-backed.......................            --            --            --           --            --           --
                                            ------------ -------------- ------------ -------------- ------------ --------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $   19,200    $     (387)   $    3,496   $     (161)   $   22,696   $     (548)
                                            ============ ============== ============ ============== ============ ==============

AMOUNTS  THAT ARE
  BELOW INVESTMENT GRADE.................    $       --    $       --    $      276   $      (13)   $      276   $      (13)
                                            ============ ============== ============ ============== ============ ==============
AFTER OFFSETS FOR DEFERRED ACQUISITION                     $       --                 $       (9)                $       (9)
  COST ADJUSTMENT AND TAXES..............                ==============              ==============              ==============

All of these securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ amounts in millions)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------ -------------- ------------ -------------- ------------ --------------
DEBT SECURITIES
U.S. government and agency...............    $    5,864    $      (31)   $       --   $       --    $    5,864   $      (31)
State and political subdivision..........            --            --            --           --            --           --
Corporate................................         5,877          (113)          585           (5)        6,462         (118)
Other asset-backed.......................            --            --            --           --            --           --
                                            ------------ -------------- ------------ -------------- ------------ --------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $   11,741    $     (144)   $      585   $       (5)   $   12,326   $     (149)
                                            ============ ============== ============ ============== ============ ==============

AMOUNTS THAT ARE
  BELOW INVESTMENT GRADE.................    $       --    $       --    $      585   $       (5)   $      585   $       (5)
                                            ============ ============== ============ ============== ============ ==============
AFTER OFFSETS FOR DEFERRED ACQUISITION                     $       --                 $       (5)                $       (3)
  COST ADJUSTMENT AND TAXES..............                ==============              ==============              ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value.

SOURCES OF NET INVESTMENT INCOME:                                                       YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $      1,480     $      1,359     $        865
Cash and cash equivalents..............................................               55               22               57
                                                                           ---------------  ---------------  ---------------
Total investment income................................................            1,535            1,381              922
  Less:  Investment expenses...........................................               11               30               11
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $      1,524     $      1,351     $        911
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                          YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Debt securities gains..................................................     $         21     $         29     $        193
Debt securities losses.................................................              (65)             (47)              --
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES).................................     $        (44)    $        (18)    $        193
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                        YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Net unrealized gains (losses) on debt securities.......................     $       (749)    $          2     $       (150)
Applicable income taxes (benefit)......................................             (262)               1              (53)
                                                                           ---------------  ---------------  ---------------
Net unrealized gains (losses) included in other comprehensive income...     $       (487)    $          1     $        (97)
                                                                           ===============  ===============  ===============

The maturities of general account debt securities, by contractual sinking fund payment and maturity, as of December 31, 2005 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell the obligations back to the issuers.

COST OF GENERAL ACCOUNT DEBT SECURITIES BY MATURITY:                                                          AS OF DEC 31,
($ amounts in thousands)                                                                                          2005
                                                                                                             ---------------

Due in one year or less...................................................................................    $         --
Due after one year through five years.....................................................................           5,387
Due after five years through ten years....................................................................          19,936
Due after ten years.......................................................................................           6,142
                                                                                                             ---------------
TOTAL.....................................................................................................    $     31,465
                                                                                                             ===============


4.   SEPARATE ACCOUNTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.   INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax basis, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

ALLOCATION OF INCOME TAXES:                                                             YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Current income taxes...................................................     $        711     $        702     $         11
Deferred income taxes (benefit)........................................              599              (88)            (692)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME........................            1,310              614             (681)
Deferred income taxes (benefit) applicable to
  other comprehensive income...........................................             (262)               1              (53)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............     $      1,048     $        615     $       (734)
                                                                           ===============  ===============  ===============

INCOME TAXES PAID......................................................     $        739     $         34     $         --
                                                                           ===============  ===============  ===============

RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                            YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                         2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Income (loss) before income taxes......................................     $      3,746     $      1,769     $     (1,947)
                                                                           ---------------  ---------------  ---------------
Income taxes (benefit) at statutory rate of 35.0%......................            1,311              619             (682)
Benefit attributable to tax advantaged investment income...............               (1)              (5)              --
Other, net.............................................................               --               --                1
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $      1,310     $        614     $       (681)
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates...................................            35.0%            34.7%            35.0%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                   AS OF DECEMBER 31,
($ amounts in thousands)                                                                   --------------------------------
                                                                                                 2005             2004
                                                                                           ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits...........................................................     $      1,133     $        897
Net operating loss carryover benefits..................................................            1,293            1,594
Investments............................................................................              124               --
Other..................................................................................               --                2
                                                                                           ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS.......................................................            2,550            2,493
                                                                                           ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs......................................................            2,936            2,471
Investments............................................................................               --              130
Employee benefits......................................................................               44               --
Other..................................................................................               16               --
                                                                                           ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES..................................................            2,996            2,601
                                                                                           ---------------  ---------------
NET DEFERRED INCOME TAX LIABILITY......................................................     $        446     $        108
                                                                                           ===============  ===============

For the year ended December 31, 2005, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future. For tax years ending on or before December 31, 2003, we filed separate company tax returns as required by Internal Revenue Code 1504(c).

At December 31, 2005, we had net operating loss carryforwards of $3.7 million for federal income tax purposes of which $0.2 million and $3.5 million expire in 2017 and 2018, respectively. We believe that the tax benefits of these losses and all other deferred tax assets will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed by us through a cost allocation process. The expenses allocated to us or paid by Phoenix Life on our behalf were $2.1 million, $2.4 million and $5.4 million for the years ended December 31, 2005, 2004 and 2003, respectively. Amounts receivable to Phoenix Life were $0.2 million as of December 31, 2005, and amounts payable to Phoenix Live were $0.3 million as of December 31, 2004.

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us under this arrangement were $10 thousand, $28 thousand and $9 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Amounts payable to the affiliated investment advisors were $0 thousand and $20 thousand as of December 31, 2005 and 2004, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our variable life and annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, WS Griffith Securities, Inc. (Griffith), as well as other outside broker dealers who are licensed to sell our contracts. During the years ended December 31, 2005, 2004 and 2003, we incurred commissions of $0.1 million, $0.2 million and $0.9 million, respectively, for contracts underwritten by PEPCO. Amounts payable to PEPCO were $25 thousand and $17 thousand as of December 31, 2005 and 2004, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. We reimbursed Phoenix Life for commissions paid on our behalf of $0.5 million, $0.7 million and $4.6 million for the years ended December 31, 2005, 2004 and 2003, respectively. Commission amounts payable to Phoenix Life were $64 thousand and $71 thousand as of December 31, 2005 and 2004, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $39 thousand during the five months ended May 31 2004, as well as $0.3 million for the year ended December 31, 2003. Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.


7.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but also to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.   OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities in accumulated other comprehensive income. Changes in unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired.

Accumulated other comprehensive income (loss) at December 31, 2005 and 2004 was comprised solely of unrealized gains (losses) on investments of $(245) thousand and $242 thousand, respectively. These amounts are net of applicable deferred income taxes (benefits) of $(262) thousand and $130 thousand at December 31, 2005 and 2004, respectively.

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS

Cash and cash equivalents are carried at amounts that approximate fair value. Debt securities are also carried at fair value as described in Note 3 to these financial statements. The fair value of policy loans at December 31, 2005 and 2004 is estimated to be equal to their carrying value at those dates.


10.  STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2005, 2004 and 2003. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA FOR PHOENIX LIFE AND ANNUITY COMPANY:                  AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2005             2004             2003
                                                                           ---------------  ---------------  ---------------

Statutory capital and surplus..........................................     $     14,520     $     12,374     $     10,867
Asset valuation reserve................................................               93               70               45
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $     14,613     $     12,444     $     10,912
                                                                           ===============  ===============  ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS..................................     $      2,169     $      1,439     $     (4,518)
                                                                           ===============  ===============  ===============
STATUTORY NET INCOME (LOSS)............................................     $      2,169     $      1,439     $     (4,541)
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut-domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2005 without prior approval.


11.  CONTINGENT LIABILITIES

We are regularly involved in litigation and arbitration both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

                                     PART C

                                     PART C
                                OTHER INFORMATION

ITEM 26. EXHIBITS

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Depositor establishing the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") is incorporated herein by reference to the Registrant's initial registration statement on Form S-6 filed Via EDGAR on September 27, 1996. (File No. 333-12989).

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS

      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

      (2) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

(d)   CONTRACTS

      Version A:
      (1) Flex Edge Success - Flexible Premium Variable Universal Life Insurance Policy Form Number V604 of Depositor is incorporated by reference to Registrant's Form S-6 Pre-Effective Amendment No. 1 (File No. 333-12989) filed via EDGAR on March 14, 1997.

      Version B:
      (1) Corporate Edge - Flexible Premium Variable Universal Life Insurance Policy Form Number V608 of Depositor is incorporated by reference to Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.
      (2) Variable Policy Exchange Option Rider, Form VR34 of the Depositor, listed under Version C, below.
      (3) Flexible Term Insurance Rider, Form VR36 of the Depositor, listed under Version C, below.
      (4) Cash Surrender Value Enhancement Benefit Rider, Form VR43 of the Depositor is incorporated herein by reference to Post- Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

      Version C:
      (1) Executive Benefit-VUL - Flexible Premium Variable Universal Life Insurance Policy Form Number V606 of Depositor is incorporated by reference to Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.

      (2) Variable Policy Exchange Option Rider, Form VR34 of the Depositor is incorporated by reference to the Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.

      (3) Flexible Term Insurance Rider, Form VR36 of the Depositor is incorporated by reference to the Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.

      (4) Cash Surrender Value Enhanced Benefit Rider, Form VR43 of the Depositor is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

(e)   APPLICATIONS

      Version A:
      (1) Form of application for Flex Edge Success filed via EDGAR with Registrant's Pre-Effective Amendment No. 1 on March 14, 1997 and incorporated herein by reference. (File No. 333-12989).

      Version B:
      (1) Form of application for Corporate Edge filed via EDGAR with Registrant's Post-Effective Amendment No. 4 on Form S-6 filed October 29, 1999 and incorporated by reference. (File No. 333-12989).

      Version C:
      (1) Form of application for Executive Benefit-VUL filed via EDGAR with Registrant's Post-Effective Amendment No. 4 on Form S-6 filed October 29, 1999 and incorporated by reference. (File No. 333-12989).

(f) DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.

      (1) Certificate of Redomestication and Amended and Restated Certificate of Incorporation, effective May 9, 1996, filed April 21, 1997 with the Secretary of State of Connecticut incorporated by reference to the Registrant's Pre-Effective Amendment No. 2 filed via EDGAR on November 4, 1997 (File No. 333-12989).

      (2) Bylaws of Phoenix Life and Annuity Company, dated April 1, 1996, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed via EDGAR on April 29, 1998. (File No. 333-12989).

(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.

      (1) Fund Participation Agreement dated July 15, 1999 among Phoenix Life and Annuity Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

      (2)(a) Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, BT Insurance Funds Trust and Bankers Trust Company is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

         (b) Amendment No. 1 dated April 20, 2001 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust) and Bankers Trust Company is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

         (c) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

      (3) Participation Agreement dated December 17, 1999 among Phoenix Life and Annuity Company, Morgan Stanley Dean Witter Universal Funds, Inc., Miller Anderson & Sherrerd, LLP and Morgan Stanley Dean Witter Investment Management, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

      (4) Participation Agreement dated June 1, 2000 among Phoenix Life and Annuity Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

      (5) Participation Agreement June 1, 2000 among Phoenix Life and Annuity Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

      (6) Participation Agreement dated March 29, 2001 among Phoenix Life and Annuity Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

      (7) Form of Participation Agreement between Phoenix Life and Annuity Company and Wanger Advisors Trust is incorporated by reference to Registrant's May 1, 2003 EDGAR filing on Form N-6 (File No. 333-12989).

      (8) Form of Participation Agreement between Phoenix Life and Annuity Company and Franklin Templeton Distributors is incorporated herein by reference to Registrant's May 1, 2003 EDGAR filing on Form N-6 (File No. 333-12989).

      (9) Participation Agreement dated May 30, 2003 among Phoenix Life and Annuity Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's April 30, 2004 EDGAR filing on Form N-6 (File No. 333-12989).

     (10) Participation Agreement dated April 14, 2005 among Phoenix Life and Annuity Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC is filed herein.

     (11) Participation Agreement dated January 1, 2004, by and among Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company and The Phoenix Edge Series Fund filed herein.


     (12) Form of Participation Agreement dated April 25, 2005 among Phoenix Life and Annuity Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., filed herein.


(i)   ADMINISTRATIVE CONTRACTS.

      (1) Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003 is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

      (2) First Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 11, 2003 is incorporated by reference to Post-Effective Amendment No.13 to the Registrant's EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

      (3) Second Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated February 27, 2004 is incorporated herein by reference to Post-Effective Amendment to the Registrant's EDGAR filing on Form N-6 (File No 333-12989) filed on April 25, 2005.

      (4) Third Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 15, 2004 incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

      (5) Fourth Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 13, 2005 is filed herein.

(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.

      (1) Opinion and Consent of Counsel of Kathleen A. McGah, Esq. is filed herewith.

(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(n)   OTHER OPINIONS.

      (1) Consent of Independent Registered Public Accounting Firm, is filed herein.
      (2) Opinion and Consent of Brian A. Giantonio, Esq. is filed herein.

(o)   OMITTED FINANCIAL STATEMENTS.

      Not applicable

(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

NAME                                 POSITION
----                                 --------
Michael E. Haylon*                   Director, Executive Vice President and Chief Financial Officer
Philip K. Polkinghorn*               Director and President
John H. Beers*                       Vice President and Secretary
John R. Flores*                      Vice President and Chief Compliance Officer
Daniel J. Moskey*                    Vice President and Treasurer
Gina C. O'Connell*                   Senior Vice President
Zafir Rashid*                        Senior Vice President
Tracy L. Rich*                       Executive Vice President and Assistant Secretary
Christopher M. Wilkos**              Senior Vice President and Corporate Portfolio Manager


* The business address of this individual is One American Row, Hartford, CT 06103-2899.
** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100% Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant



ITEM 29. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive."

Article V, Section 5.01, of the Bylaws of the Depositor (effective April 1,
1996) provides that: "Each person who is or was a director or officer of the Company (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Company as of right to full extent permitted or authorized by the laws of the State of Connecticut against any liability, cost or expense asserted against him and incurred by him by reason of his capacity as a director or officer, or arising out of his status as a director or officer. The Company may, but shall not be obligated to maintain insurance at its expense to protect itself and any such person against any such liability cost or expense."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS.

1.   Phoenix Equity Planning Corporation ("PEPCO")

     (a)  PEPCO serves as the principal underwriter for the following entities:

          Phoenix Adviser Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix- Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix PHOLIOS, Phoenix Portfolios, Phoenix Opportunities Trust, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

     (b)  Directors and Executive Officers of PEPCO


NAME                                   POSITION
----                                   --------
George R. Aylward, Jr.**               Director and Executive Vice President
Daniel T. Geraci*                      Director, Chairman of the Board and President
Michael E. Haylon*                     Director
James D. Wehr**                        Director
John R. Flores                         Vice President and Anti-Money Laundering Officer
John H. Beers*                         Vice President and Secretary
Glenn H. Pease**                       Vice President, Finance and Treasurer
David C. Martin*                       Vice President and Chief Compliance Officer
Francis G. Waltman**                   Senior Vice President and Chief Administrative Officer


* The business address of this individual is One American Row, Hartford, CT 06103-2899
** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836

    (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life and Annuity Company located at One American Row, Hartford, CT 06103-2899.

ITEM 32. MANAGEMENT SERVICES.

Not applicable.

ITEM 33. FEE REPRESENTATION.

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life and Annuity Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life and Annuity Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 28th day of April, 2006

                               PHOENIX LIFE AND ANNUITY COMPANY

                               By: ___________________________________________

                                   * Philip K. Polkinghorn
                                   President

                               PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL
                               LIFE ACCOUNT

                               By: ___________________________________________

                                   * Philip K. Polkinghorn
                                   President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

           SIGNATURE                        TITLE
           ---------                        -----
______________________________           Director, Executive Vice President and Chief
*Michael E. Haylon                        Financial Officer

______________________________            Director and President
*Philip K. Polkinghorn


By:/s/ John H. Beers
   ---------------------

   *John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney on file with the depositor
    April 28, 2006

                                       S-1